              As filed with the Securities and Exchange Commission
                                On July 16, 2004
                      Registration No. 333-74295; 811-09253

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   -----------

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.                                                  [ ]
                            ---
Post-Effective Amendment No. 73                                              [X]

                                       And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 74                                                             [X]

                                   -----------

                             WELLS FARGO FUNDS TRUST
               (Exact Name of Registrant as specified in Charter)

                                525 Market Street
                             San Francisco, CA 94105
          (Address of Principal Executive Offices, including Zip Code)

                                   -----------

       Registrant's Telephone Number, including Area Code: (800) 643-9691

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                          525 Market Street, 12th Floor
                             San Francisco, CA 94105
                     (Name and Address of Agent for Service)

                                 With a copy to:
                             Robert M. Kurucza, Esq.
                             Marco E. Adelfio, Esq.
                             Morrison & Foerster LLP
                          2000 Pennsylvania Ave., N.W.
                             Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

[ ]  Immediately upon filing pursuant to Rule 485(b), or

[ ]  60 days after filing pursuant to Rule 485(a)(1), or

[ ]  on           pursuant to Rule 485(a)(1)
        ---------

[X]  75 days after filing pursuant to Rule 485(a)(2), or

[ ]  on           pursuant to Rule 485(a)(2)
        ---------

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE

      This Post-Effective Amendment No. 73 to the Registration Statement of Wells Fargo Funds Trust is being filed to register unnamed class shares for the Wells Fargo WealthBuilder Conservative Allocation Portfolio, WealthBuilder Growth Allocation Portfolio and WealthBuilder Moderate Balanced Portfolio.

                             WELLS FARGO FUNDS TRUST
                              Cross Reference Sheet

Form N-1A Item Number

Part A   Prospectus Captions
------   -------------------

 1       Front and Back Cover Pages
 2       Objectives
         Principal Strategies
         Summary of Important Risks
 3       Summary of Expenses
         Example of Expenses
 4       Objectives
         Principal Strategies
         Summary of Important Risks
         See Individual Fund Summaries
         Additional Strategies and General Investment Risks
 5       Not applicable
 6       Organization and Management of the Funds
 7       Your Account
         How to Buy Shares
         How to Sell Shares
         Income and Gain Distributions
         Taxes
 8       Not Applicable
 9       See Individual Fund Summaries

Part B   Statement of Additional Information Captions
------   --------------------------------------------

10       Cover Page and Table of Contents
11       Capital Stock
         Cover Page
12       Cover Page
         Investment Policies
         Additional Permitted Investment Activities and Associated Risks
13       Management
14       Capital Stock
15       Management
         Additional Purchase and Redemption Information
16       Portfolio Transactions
17       Capital Stock
18       Determination of Net Asset Value
         Additional Purchase and Redemption Information
19       Federal Income Taxes
20       Management
21       Performance Calculations
22       Financial Information

Part C   Other Information
------   -----------------

23-30 Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Document.

                                                        [LOGO] WELLS FARGO FUNDS

Wells Fargo WealthBuilder Portfolios

                   PROSPECTUS

                   Wells Fargo WealthBuilder Conservative Allocation Portfolio

                   Wells Fargo WealthBuilder Equity Portfolio
                    (formerly the Growth and Income Portfolio)

                   Wells Fargo WealthBuilder Growth Allocation Portfolio

                   Wells Fargo WealthBuilder Growth Balanced Portfolio

                   Wells Fargo WealthBuilder Moderate Balanced Portfolio

                   Wells Fargo WealthBuilder Tactical Equity Portfolio
                    (formerly the Growth Portfolio)

Please read this Prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if a Fund's goals match your own.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission ("SEC"), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by Wells Fargo Bank, N.A. ("Wells Fargo Bank") or any of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                                                                 October 1, 2004

                           (INTENTIONALLY LEFT BLANK)

Table of Contents
--------------------------------------------------------------------------------

Overview                        Objectives and Principal Strategies            4

Important summary information   Summary of Important Risks                     8
about the Portfolios.
                                Performance History                           10

                                Summary of Expenses                           15

--------------------------------------------------------------------------------
The Portfolios                  Key Information                               16

Important information about     Conservative Allocation Portfolio             18
the individual Portfolios.      Equity Portfolio
                                   (formerly the Growth and Income Portfolio) 20

                                Growth Allocation Portfolio                   22

                                Growth Balanced Portfolio                     24

                                Moderate Balanced Portfolio                   28

                                Tactical Equity Portfolio
                                   (formerly the Growth Portfolio)            30

                                The Underlying Funds                          32

                                Additional Strategies and
                                   General Investment Risks                   33

                                Organization and Management
                                   of the Portfolios                          38

--------------------------------------------------------------------------------
Your Investment                 Your Account                                  41

How to open an account and         Reductions and Waivers of
how to buy, sell and exchange         Sales Charges                           43

Portfolio shares.                  Exchanges                                  46

                                   How to Buy Shares                          47

                                   How to Sell Shares                         50

--------------------------------------------------------------------------------
Reference                       Additional Services and
                                   Other Information                          52

Additional information and
term definitions.               Portfolio Managers                            54

                                Glossary                                      55

Wells Fargo WealthBuilder Portfolios Overview
--------------------------------------------------------------------------------
See the individual Portfolio descriptions in this Prospectus for further details. Italicized and colored words appear that way only to denote their inclusion in the Glossary section of this Prospectus.

     ---------------------------------------------------------------------------
     PORTFOLIO                    OBJECTIVE
     ---------------------------------------------------------------------------

     Conservative Allocation      Seeks current income with a secondary emphasis
     Portfolio                    on capital appreciation.

     Equity Portfolio             Seeks long-term capital appreciation with no
     (formerly the Growth and     emphasis on income.
     Income Portfolio)

     Growth Allocation Portfolio  Seeks capital appreciation with a secondary emphasis on current income.

     Growth Balanced Portfolio    Seeks a combination of capital appreciation
                                  and current income.

     Moderate Balanced Portfolio  Seeks a combination of current income and capital appreciation.

4    Wells Fargo WealthBuilder Portfolios Prospectus

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     ---------------------------------------------------------------------------
     PRINCIPAL STRATEGIES
     ---------------------------------------------------------------------------

     The Conservative Allocation Portfolio is a highly diversified investment consisting of both bond and stock mutual funds, with an emphasis on bonds. Bonds help to decrease risk and provide income, while stocks offer long-term growth potential, making this investment appropriate for long-term investors who desire less volatility than an all-stock portfolio. The bond holdings are diversified across a wide range of short to intermediate term income-producing securities, including U.S. Government obligations, corporate bonds, below investment-grade bonds and foreign issues. The stock holdings are diversified across many investment styles. These styles include: large company growth, large company value, small company and international. We seek to achieve the Portfolio's investment objective by allocating its assets across various classes of bonds and stocks of a number of affiliated and non-affiliated funds.

     The Equity Portfolio is a diversified equity investment consisting of mutual funds that employ different and complementary investment styles to provide potential for growth. These styles include: large company growth stocks--for their strong earnings growth potential; large company value stocks--representing out-of-favor companies with relatively higher dividends for greater total return potential; small company stocks--for their dramatic growth potential; and international stocks--for increased diversification and global growth opportunities. We seek to achieve the Portfolio's investment objective by allocating its assets among the equity styles of a number of affiliated and non-affiliated funds.

     The Growth Allocation Portfolio is a highly diversified investment consisting of both stock and bond mutual funds, with an emphasis on stocks. Stocks offer long-term growth potential, while bonds help to decrease risk and provide income, making this investment appropriate for long-term investors who desire less volatility than an all-stock portfolio. The stock holdings are diversified across many investment styles. These styles include: large company growth, large company value, small company and international. The bond holdings are also diversified across a wide range of intermediate term income-producing securities, including U.S. Government obligations, corporate bonds, below investment-grade bonds and foreign issues. We seek to achieve the Portfolio's investment objective by allocating its assets across various classes of stocks and bonds of a number of affiliated and non-affiliated funds.

     The Growth Balanced Portfolio is a highly diversified investment consisting of both stock and bond mutual funds, with an emphasis on stocks. Stocks offer long-term growth potential, while bonds help to decrease risk and provide income, making this investment appropriate for long-term investors who desire less volatility than an all-stock portfolio. The stock holdings are diversified across many investment styles. These styles include: large company growth, large company value, small company and international. The bond holdings are also diversified across a wide range of intermediate term income-producing securities, including U.S. Government obligations, corporate bonds, below investment-grade bonds and foreign issues. We seek to achieve the Portfolio's investment objective by allocating its assets across various classes of stocks and bonds of a number of affiliated and non-affiliated funds.

     The Moderate Balanced Portfolio is a highly diversified investment consisting of both bond and stock mutual funds, with an emphasis on bonds. Bonds help to decrease risk and provide income, while stocks offer long-term growth potential, making this investment appropriate for long-term investors who desire less volatility than an all-stock portfolio. The bond holdings are diversified across a wide range of short to intermediate term income-producing securities, including U.S. Government obligations, corporate bonds, below investment-grade bonds and foreign issues. The stock holdings are diversified across many investment styles. These styles include: large company growth, large company value, small company and international. We seek to achieve the Portfolio's investment objective by allocating its assets across various classes of bonds and stocks of a number of affiliated and non-affiliated funds.

                            Wells Fargo WealthBuilder Portfolios Prospectus    5

     ---------------------------------------------------------------------------

     See the individual Portfolio descriptions in this Prospectus for further details. Italicized and colored words appear that way only to denote their inclusion in the Glossary section of this Prospectus.

     ---------------------------------------------------------------------------
     PORTFOLIO                     OBJECTIVE
     ---------------------------------------------------------------------------

     Tactical Equity Portfolio
     (formerly the Growth          Seeks long-term capital appreciation with
     Portfolio)                    no emphasis on income.

6    Wells Fargo WealthBuilder Portfolios Prospectus

--------------------------------------------------------------------------------

     ---------------------------------------------------------------------------
     PRINCIPAL STRATEGIES
     ---------------------------------------------------------------------------

     The Tactical Equity Portfolio is a diversified equity investment consisting of mutual funds that employ different and complementary investment styles to provide potential for growth. These styles include: large company growth stocks--for their strong earnings growth potential; large company value stocks--representing out-of-favor companies with relatively higher dividends for greater total return potential; small company stocks--for their dramatic growth potential; and international stocks--for increased diversification and foreign growth opportunities. We seek to achieve the Portfolio's investment objective by allocating its assets among the equity styles of a number of affiliated and non-affiliated funds.

                            Wells Fargo WealthBuilder Portfolios Prospectus    7

Summary of Important Risks
--------------------------------------------------------------------------------

This section summarizes important risks that relate to an investment in the Portfolios. All are important to your investment choice. Additional information about these and other risks is included in:

..    the individual Portfolio descriptions beginning on page 18;

..    the "Additional Strategies and General Investment Risks"section beginning on page 33;and

..    the Portfolios'Statement of Additional Information.

An investment in a Portfolio is not a deposit of Wells Fargo Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a Portfolio.

The risks associated with each Portfolio are the risks related to each underlying investment company or fund (the "Underlying Fund") in which the Portfolio invests. Thus, the indirect risks of the Portfolios are the direct risks of the Underlying Funds, which will be discussed in this Prospectus. References in this Prospectus to the investment activities of the Portfolios also refer to the Underlying Funds in which they invest.

     ---------------------------------------------------------------------------
     COMMON RISKS FOR THE PORTFOLIOS
     ---------------------------------------------------------------------------

     Investments in Underlying Funds

     We seek to reduce the risk of your investment by diversifying among mutual funds that invest in stocks and, in some cases, bonds and among different fund managers. Investing in a mutual fund that holds a diversified portfolio of other mutual funds provides a wider range of investment management talent and investment diversification than is available in a single mutual fund. The Portfolios are each designed to provide you with a single investment vehicle that offers diverse asset classes, fund management, and fund categories. You still have, however, the risks of investing in various asset classes, such as market risks related to stocks and, in some cases, bonds, as well as the risks of investing in a particular Underlying Fund, such as risks related to the particular investment management style and that the Underlying Fund may underperform other similarly managed funds. There can be no assurance that any mutual fund will achieve its objective.

     Investments in a Portfolio may result in your incurring greater expenses than if you were to invest directly in the Underlying Funds in which the Portfolio invests.

     Equity Securities

     We invest in certain Underlying Funds which in turn invest in equity securities, which are subject to equity market risk. This is the risk that stock prices will fluctuate and can decline and reduce the value of a Portfolio's investment. Certain types of stocks and certain individual stocks selected for an Underlying Fund's portfolio may underperform or decline in value more than the overall market. Growth style stocks selected by the Underlying Funds are based in part on their prospects for future earnings, which may not be realized. There is no guarantee that stocks selected as "undervalued" using a value style approach will perform as expected.

     Small Company Securities

     Certain Underlying Funds invest in small company securities. Stocks of small companies tend to be more volatile and less liquid than larger company stocks. These companies may have no or relatively short operating histories, or are newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies.

8    Wells Fargo WealthBuilder Portfolios Prospectus

--------------------------------------------------------------------------------

     Foreign Investments

     The Portfolios invest in certain Underlying Funds that invest in securities of foreign issuers, which are subject to more risks than U.S. domestic investments. These additional risks include potentially less liquidity and greater price volatility and those risks related to adverse political, regulatory, market or economic developments. Additionally, foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential. In addition, income generated by, or proceeds received from the disposition of foreign securities may be subject to high levels of foreign taxation. Foreign investments may be made directly through securities purchased in foreign markets, or through investments in American Depositary Receipts ("ADRs") and other similar investments. Direct investment in foreign securities involves exposure to fluctuations in foreign currency exchange rates; withholding or other taxes; trade settlement, custodial, and other operational risks; and the potentially less stringent investor protection and disclosure standards of some foreign markets. In addition, foreign markets can and often do perform differently from U.S. markets.

     ---------------------------------------------------------------------------
     PORTFOLIO-SPECIFIC RISKS
     ---------------------------------------------------------------------------

     Debt Securities

     The Conservative Allocation, Growth Allocation, Growth Balanced and Moderate Balanced Portfolios invest in certain Underlying Funds which in turn invest some of their assets in debt securities, such as notes and bonds, which are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of instruments in an Underlying Fund's portfolio, including U.S. Government obligations. Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on debt instruments held in an Underlying Fund, unless the instruments have adjustable or variable rate features, which can reduce interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and the return on your investment.

                            Wells Fargo WealthBuilder Portfolios Prospectus    9

Performance History
--------------------------------------------------------------------------------

     The information on the following pages shows you how each Portfolio has performed and illustrates the variability of a Portfolio's returns over time. Each Portfolio's average annual returns for one- and five-year periods (or the life of the Portfolio, as applicable) are compared to the performance of an appropriate broad-based index (or indexes).

     The Conservative Allocation, Growth Allocation and Moderate Balanced Portfolios have been in operation for less than one year; therefore, no performance information is shown for these Portfolios.

     Please remember that past performance is no guarantee of future results.

     WELLS FARGO WEALTHBUILDER EQUITY PORTFOLIO CALENDAR YEAR RETURNS*

     '98        '99       '00       '01       '02
     -----     -----     -----     ------    ------
     14.68%    27.28%    (2.99)%   (16.52)%  (25.28)%

     Best Qtr.: Q4 '98 . 20.03%    Worst Qtr.: Q3 '02 . (20.53)%

     * Returns do not reflect sales charges. If they did, returns would be lower. The Portfolio's year-to-date performance through June 30, 2004, was 3.45%.

10   Wells Fargo WealthBuilder Portfolios Prospectus

--------------------------------------------------------------------------------

     The table below provides average annual total return information, both before and after taxes, for the Portfolio's shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

     Average Annual Total Returns/1/
                                                                       LIFE OF
     for the period ended 12/31/02                 1 YEAR   5 YEARS   PORTFOLIO
     -------------------------------------------  -------   -------   ---------
     Equity Portfolio Returns
        Before Taxes (Incept. 10/1/97)            (26.40)%  (2.74)%    (2.85)%

     Equity Portfolio Returns
        After Taxes on Distributions              (26.40)%  (3.24)%    (3.32)%

     Equity Portfolio Returns After Taxes
        on Distributions and Sale of Fund Shares  (16.21)%  (2.25)%    (2.33)%

     S&P 500 Index/2/                             (22.09)%  (0.58)%    (0.02)%
        (reflects no deduction for fees,
        expenses or taxes)

     /1/  Returns reflect applicable sales charges.
     /2/  S&P 500 is a registered trademark of Standard & Poor's.

                            Wells Fargo WealthBuilder Portfolios Prospectus   11

Performance History
--------------------------------------------------------------------------------

     Wells Fargo WealthBuilder Growth Balanced Portfolio Calendar Year Returns*

     '98        '99       '00       '01       '02
     -----     -----     -----     ------    ------
     15.21%    14.45%     2.11%    (7.09)%  (17.48)%

     Best Qtr.: Q4 '98 . 17.55%    Worst Qtr.: Q3 '02 . (15.98)%

     * Returns do not reflect sales charges. If they did, returns would be lower. The Portfolio's year-to-date performance through June 30, 2004, was 2.44%.

     The table below provides average annual total return information, both before and after taxes, for the Portfolio's shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

     Average annual total returns/1/

                                                                                    LIFE OF
     for the Period Ended 12/31/02                             1 YEAR    5 YEARS   PORTFOLIO
     ------------------------------------------------------    ------    -------   ---------
     Growth Balanced Portfolio Returns
        Before Taxes (Incept. 10/1/97)                         (18.71)%     0.34%       0.44%

     Growth Balanced Portfolio Returns
        After Taxes on Distributions                           (19.00)%    (0.57)%     (0.45)%

     Growth Balanced Portfolio Returns After Taxes
        on Distributions and Sale of Fund Shares               (11.49)%     0.01%       0.09%

     S&P 500 Index/2/                                          (22.09)%    (0.58)%     (0.02)%
        (reflects no deduction for fees, expenses or taxes)

     LB U.S. Gov't./Credit Index/3/                             11.04%      7.62%       7.89%
        (reflects no deduction for fees, expenses or taxes)

     /1/  Returns reflect applicable sales charges.
     /2/  S&P 500 is a registered trademark of Standard & Poor's.
     /3/  Lehman Brothers U.S. Government/Credit Index.

12   Wells Fargo WealthBuilder Portfolios Prospectus

--------------------------------------------------------------------------------

     Wells Fargo WealthBuilder Tactical Equity Portfolio Calendar Year Returns*

     '98        '99       '00       '01       '02
     -----     -----     -----     ------    ------
     21.00%    26.74%    (6.34)%   (15.85)%  (25.42)%

     Best Qtr.: Q4 '98 . 23.73%    Worst Qtr.: Q3 '02 . (21.66)%

     * Returns do not reflect sales charges. If they did, returns would be lower. The Portfolio's year-to-date performance through June 30, 2004, was 5.28%.

     The table below provides average annual total return information, both before and after taxes, for the Portfolio's shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

     Average annual total returns/1/

                                                                                    LIFE OF
     for the period ended 12/31/02                             1 YEAR    5 YEARS   PORTFOLIO
     ------------------------------------------------------    ------    -------   ---------
     Tactical Equity Portfolio Returns Before Taxes            (26.54)%    (2.35)%     (2.28)%
        (Incept. 10/1/97)

     Tactical Equity Portfolio Returns After Taxes             (26.54)%    (2.46)%     (2.39)%
        on Distributions

     Tactical Equity Portfolio Returns After Taxes
        on Distributions and Sale of Fund Shares               (16.30)%    (1.85)%     (1.80)%

     S&P 500 Index/2/                                          (22.09)%    (0.58)%     (0.02)%
        (reflects no deduction for fees, expenses or taxes)

     /1/  Returns reflect applicable sales charges.
     /2/  S&P 500 is a registered trademark of Standard & Poor's.

                            Wells Fargo WealthBuilder Portfolios Prospectus   13

     Wells Fargo WealthBuilder Portfolios
     ---------------------------------------------------------------------------

     These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in a Portfolio. The tables do not reflect the investment advisory fees and other operating expenses of the Underlying Funds. Fees and expenses of the Underlying Funds are reflected in those funds' performance and thus indirectly in the Portfolio's performance. These tables do not reflect charges that may be imposed in connection with an account through which you hold Portfolio shares. A broker/dealer or financial institution maintaining the account through which you hold Portfolio shares may charge separate account, service, or transaction fees on the purchase or sale of Portfolio shares that would be in addition to the fees and expenses shown here.

     ---------------------------------------------------------------------------
     SHAREHOLDER FEES (fees paid directly from your investment)
     ---------------------------------------------------------------------------

                                                                  All Portfolios
                                                                  --------------
     Maximum sales charge (load) imposed on purchases
     (as a percentage of offering price)                               1.50%

     Maximum deferred sales charge (load)
     (as a percentage of the Net Asset Value ("NAV")at purchase)       None/1/

     ---------------------------------------------------------------------------
     ANNUAL PORTFOLIO OPERATING EXPENSES
     (expenses that are deducted from portfolio assets)/2/
     ---------------------------------------------------------------------------

                                               Conservative Allocation        Equity         Growth Allocation
                                                      Portfolio              Portfolio          Portfolio
                                               -----------------------   -----------------   -----------------
     Management Fees/3/                                 0.20%                  0.35%              0.20%
     Distribution (12b-1) Fees                          0.75%                  0.55%              0.75%
     Other Expenses/4/                                  0.64%                  0.44%              0.64%
     TOTAL ANNUAL FUND OPERATING EXPENSES               1.59%                  1.34%              1.59%
     Fee Waivers                                        0.09%                  0.09%              0.09%
     NET EXPENSES/5/                                    1.50%                  1.25%              1.50%

                                                  Growth Balanced        Moderate Balanced    Tactical Equity
                                                    Portfolio               Portfolio            Portfolio
                                               -----------------------   -----------------   -----------------
     Management Fees/3/                                 0.35%                  0.20%              0.35%
     Distribution (12b-1) Fees                          0.55%                  0.75%              0.55%
     Other Expenses/4/                                  0.40%                  0.64%              0.41%
     TOTAL ANNUAL FUND OPERATING EXPENSES               1.30%                  1.59%              1.31%
     Fee Waivers                                        0.05%                  0.09%              0.06%
     NET EXPENSES/5/                                    1.25%                  1.50%              1.25%

     /1/ Shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% CDSC if they are redeemed within one year from the date of purchase. See "Reductions and Waivers of Sales Charges," beginning on page 43, for additional information.
     /2/ These expense ratios do not include expenses of the Underlying Funds. /3/ The Portfolios' investment adviser implemented a breakpoint schedule for the Portfolios' management fees.The management fees charged to the Portfolios will decline as a Portfolio's assets grow and will continue to be based on a percentage of the Portfolio's average daily net assets. The breakpoint schedule for the Portfolios is as follows:
          0.20% for assets from $0 to $999 million; 0.175% for assets from $1 billion to $4.99 billion; and 0.15% for assets $5 billion and higher.

14   Wells Fargo WealthBuilder Portfolios Prospectus

                                                             Summary of Expenses
--------------------------------------------------------------------------------

     ---------------------------------------------------------------------------
     EXAMPLE OF EXPENSES
     ---------------------------------------------------------------------------

     These examples are intended to help you compare the cost of investing in a Portfolio with the cost of investing in other mutual funds. The examples assume a fixed rate of return and that Portfolio operating expenses remain the same. Your actual costs may be higher or lower than those shown.

     You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

                              Conservative Allocation       Equity          Growth Allocation
                                     Portfolio             Portfolio            Portfolio
                              -----------------------   -----------------   -----------------
      1 YEAR                          $    300             $    275              $    300
      3 YEARS                         $    636             $    559              $    636
      5 YEARS                         $     --             $    865              $     --
     10 YEARS                         $     --             $  1,731              $     --

                                  Growth Balanced       Moderate Balanced    Tactical Equity
                                     Portfolio              Portfolio           Portfolio
                              -----------------------   -----------------   -----------------
      1 YEAR                          $    275             $    300              $    275
      3 YEARS                         $    551             $    636              $    553
      5 YEARS                         $    847             $     --              $    852
     10 YEARS                         $  1,690             $     --              $  1,700

     /4/ Other expenses may include expenses payable to affiliates of Wells Fargo & Company and have been adjusted as necessary from amounts incurred during the Portfolio's most recent fiscal year to reflect current fees and expenses. Other expenses for the Conservative Allocation, Growth Allocation and Moderate Balanced Portfolios are based on estimated amounts for the current fiscal year.
     /5/ The adviser has committed through September 30, 2005, to waive fees and/or reimburse expenses to the extent necessary to maintain the Portfolio's net operating expense ratio shown. Fees and expenses of the Underlying Funds are not covered by these waiver/reimbursement arrangements.

                            Wells Fargo WealthBuilder Portfolios Prospectus   15

Key Information
--------------------------------------------------------------------------------

     In this Prospectus,"we" generally refers to Wells Fargo Funds Trust (the "Trust"), or Wells Fargo Funds Management, LLC ("Funds Management"), the Portfolios' investment adviser. "We" may also refer to the Portfolios' other service providers. "You" refers to the shareholder or potential investor.

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     Wells Fargo WealthBuilder Portfolios

     Each Portfolio is a separate investment portfolio designed to offer you access to professionally managed mutual funds from well-known fund families. Each Portfolio seeks to achieve its objective by allocating its assets across either various stock investment styles or across both stock and bond investment styles through investment in a number of affiliated and unaffiliated Underlying Funds. Each Underlying Fund invests its assets pursuant to a different investment objective and a different investment style. Each Portfolio holds an investment portfolio of stock funds, for growth potential, and the Conservative Allocation, Growth Allocation, Growth Balanced and Moderate Balanced Portfolios hold an investment portfolio of bond funds, for income production, decreased volatility and increased price stability. The Portfolios' investment adviser may select from a wide range of mutual funds based upon changing markets and risk/return characteristics of the asset classes. Each Portfolio provides a different level of risk exposure by allocating its investments in different proportions among either various equity investment styles, or various equity and bond investment styles. In addition to its own expenses, each Portfolio bears a pro rata portion of the expenses of the Underlying Funds in which it invests. Investments in a Portfolio may result in your incurring greater expenses than if you were to invest directly in the mutual funds in which the Portfolio invests. The Portfolios are diversified series of the Trust, an open-end, management investment company.

     ---------------------------------------------------------------------------

     Asset Allocation Strategy

     The adviser allocates each Portfolio's investments in accordance with the Portfolio's investment objective among Underlying Funds that represent a broad spectrum of investment options. The adviser uses various analytical techniques, including quantitative techniques, valuation formulas and optimization procedures to assess the relative attractiveness of these investment options and to determine target allocations. The target allocations for the Conservative Allocation, Growth Allocation, Growth Balanced, Moderate Balanced and Tactical Equity Portfolios are determined using tactical allocation models, and thus change from time to time pursuant to market, economic and other factors. The target allocation for the Equity Portfolio is not model-driven, and remains constant. As a result of target allocation changes, appreciation or depreciation or other circumstances, the percentages of a Portfolio's assets invested in various Underlying Funds will vary over time. When the Portfolio's actual allocations deviate by a specified percentage from the target allocations, the adviser rebalances a Portfolio primarily through the use of daily cash flows.

     ---------------------------------------------------------------------------

     Important information you should look for as you decide to invest in a
     Portfolio:

     The summary information on the previous pages is designed to provide you with an overview of each Portfolio. The sections that follow provide more detailed information about the investments and management of each Portfolio.

16   Wells Fargo WealthBuilder Portfolios Prospectus

--------------------------------------------------------------------------------

     Investment Objective and Investment Strategies

     The investment objective of each Portfolio in this Prospectus is non-fundamental, that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Portfolio tells you:

     .    what the Portfolio is trying to achieve;

     .    how we intend to invest your money;and

     . what makes the Portfolio different from the other Portfolios offered in this Prospectus.
     ---------------------------------------------------------------------------

     Permitted Investments

     A summary of each Portfolio's key permitted investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis.

     ---------------------------------------------------------------------------

     Important Risk Factors

     Describes the key risk factors for each Portfolio, and includes risks described in the "Summary of Important Risks" and "Additional Strategies and General Investment Risks" sections.

     Italicized and colored words appear that way only to denote their inclusion in the Glossary section of this Prospectus.

               Wells Fargo WealthBuilderWealthBuilder Portfolios Prospectus   17

Wells Fargo WealthBuilder Conservative Allocation Portfolio
--------------------------------------------------------------------------------

     Portfolio Managers: Galen Blomster, CFA; Jeffrey P. Mellas

     ---------------------------------------------------------------------------
     Investment Objective

     Wells Fargo WealthBuilder Conservative Allocation Portfolio seeks current income with a secondary emphasis on capital appreciation.

     ---------------------------------------------------------------------------

     Investment Strategies

     We seek to achieve the Portfolio's investment objective by allocating 20% of its assets to stock funds and 80% of its assets to bond funds. Certain research indicates that the greatest impact on investment returns may be due to the asset allocation decision (the mix of stocks, bonds and cash-equivalents) rather than market timing or the selection of individual stocks and bonds. We use futures contracts to implement target allocation changes determined by the Tactical Asset Allocation Model. The Portfolio does not physically reallocate its assets among investment styles.

     The Portfolio is a highly diversified investment, consisting of both bond and stock mutual funds, with an emphasis on bonds. Bonds help to decrease risk and provide income, while stocks offer long-term growth potential, making this investment appropriate for long-term investors who desire less volatility than an all-stock portfolio.

     Bond holdings are diversified across a wide range of short to intermediate term, income-producing securities, including U.S. Government obligations, corporate bonds, below investment-grade bonds and foreign issues. Stock holdings are diversified across many investment styles. These styles include: large company growth, large company value, small company, and international. The Portfolio's emphasis on diversification helps to moderate volatility by limiting the effect of one asset class that is underperforming while increasing the likelihood of participation when one asset class is outperforming through an active stock/bond asset allocation approach. We seek to achieve the Portfolio's investment objective by allocating its assets across various classes of bonds and stocks of a number of affiliated and non-affiliated Underlying Funds.

     ---------------------------------------------------------------------------

     Permitted Investments

     Under normal circumstances, we invest 80% of total assets in bond funds and 20% of total assets in stock funds. However, the Portfolio uses futures contracts to implement target allocation changes recommended by the Tactical Asset Allocation Model.

     ---------------------------------------------------------------------------

     Portfolio Asset Allocation

     We seek to enhance performance by emphasizing investments in stocks or bonds when market conditions reveal opportunities.

                        Potential Asset Allocation Ranges

                                                      Effective Investment
                                                         Target Range
                            Neutral Position             Using Futures
         Bonds Funds              80%                        75 - 85%
         Stock Funds              20%                        15 - 25%

18   Wells Fargo WealthBuilder Portfolios Prospectus

--------------------------------------------------------------------------------

     Important Risk Factors

     The Portfolio is primarily subject to the risks described in the "Summary of Important Risks" section on page 8. The Portfolio may also invest in debt securities that are in low or below investment-grade categories, or are unrated or in default at the time of purchase. Such debt securities have a much greater risk of default (or in the case of bonds currently in default, of not returning principal) and are more volatile than higher-rated securities of similar maturity. The value of such debt securities will be affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower-rated debt securities may be less liquid and more difficult to value than higher-rated securities.

     You should consider these risks along with the "Additional Strategies and General Investment Risks" section beginning on page 33. These considerations are all important to your investment choice.

                            Wells Fargo WealthBuilder Portfolios Prospectus   19

Wells Fargo WealthBuilder Equity Portfolio
--------------------------------------------------------------------------------

     Portfolio Managers: Galen Blomster, CFA; Jeffrey P. Mellas
     ---------------------------------------------------------------------------

     Investment Objective

     Wells Fargo WealthBuilder Equity Portfolio seeks long-term capital appreciation with no emphasis on income.

     ---------------------------------------------------------------------------
     Investment Strategies

     We seek to achieve the Portfolio's investment objective by allocating its investments among stock funds. The Portfolio is a diversified equity investment that consists of mutual funds that employ different and complementary investment styles to provide potential for growth. These styles include: large company growth stocks--for their strong earnings growth potential; large company value stocks--representing out-of-favor companies with relatively higher dividends for greater total return potential; small company stocks--for their dramatic growth potential; and international stocks--for increased diversification and global growth opportunities.

     The Portfolio's emphasis on diversification helps to moderate volatility by limiting the effect of one style that is underperforming, while also increasing the likelihood of participation when one style is outperforming. We seek to achieve the Portfolio`s investment objective by allocating its assets among the equity styles of a number of affiliated and non-affiliated Underlying Funds.

     ---------------------------------------------------------------------------
     Permitted Investments

     Under normal circumstances, we invest:

     .    100% of total assets in stock funds.

     ---------------------------------------------------------------------------
     Portfolio Asset Allocation

     We seek to enhance performance with reduced volatility through broad diversification among different equity investment styles.

                          Allocation as of May 31, 2003

               Large Company Growth Style               30%
               Large Company Value Style                30%
               Small Company Style                      20%
               International Style                      20%

               TOTAL PORTFOLIO ASSETS                  100%

     ---------------------------------------------------------------------------
     Important Risk Factors

     The Portfolio is primarily subject to the risks described in the "Summary of Important Risks" section beginning on page 8. You should consider these risks along with the "Additional Strategies and General Investment Risks" section beginning on page 33. These considerations are all important to your investment choice.

20   Wells Fargo WealthBuilder Portfolios Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

This table is intended to help you understand the Portfolio's financial performance for the past 5 years. Total returns represent the rate that you would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Portfolio's financial statements, is also contained in the Portfolio's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                                    PORTFOLIO COMMENCED
                                                    ON OCTOBER 1, 1997
                                                    --------------------------------------------------------------
                                                      May 31,        May 31,      May 31,     May 31,      May 31,
                                                       2003           2002         2001        2000         1999
                                                    --------------------------------------------------------------
For the period ended:
Net asset value, beginning of period                $    10.12   $    12.03   $    14.10   $    11.96   $    10.97

Income from investment operations:
   Net investment income (loss)                          (0.08)       (0.10)       (0.06)       (0.06)       (0.04)
   Net realized and unrealized gain (loss)
      on investments                                     (1.25)       (1.62)       (1.33)        2.33         1.04

Total from investment operations                         (1.33)       (1.72)       (1.39)        2.27         1.00

Less distributions:
   Dividends from net investment income                   0.00        (0.19)        0.00         0.00         0.00
   Distributions from net realized gain                   0.00         0.00        (0.68)       (0.13)       (0.01)

Total distributions                                       0.00        (0.19)       (0.68)       (0.13)       (0.01)

Net asset value, end of period                      $     8.79   $    10.12   $    12.03   $    14.10   $    11.96

Total return/1/                                         (13.14)%     (14.36)%     (10.38)%      19.02%        9.11%

Ratios/supplemental data:
   Net assets, end of period (000s)                 $   46,370   $   54,218   $   43,550   $   21,109   $   10,657

Ratios to average net assets/2/:
   Ratio of expenses to average net assets                1.25%        1.25%        1.25%        1.25%        1.25%
   Ratio of net investment income (loss) to
       average net assets                                (0.90)%      (0.83)%      (0.63)%      (0.59)%      (0.38)%

Portfolio turnover                                          30%          30%          14%          63%          32%

Ratio of expenses to average net assets prior to
   waived fees and reimbursed expenses/2/,/3/             1.29%        1.32%        1.78%        2.12%        1.95%

/1/ Total returns do not include sales charges, and would have been lower had certain expenses not been waived/reimbursed during the periods shown.
/2/  These ratios do not include expenses of any Underlying Fund.
/3/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

                            Wells Fargo WealthBuilder Portfolios Prospectus   21

Wells Fargo WealthBuilder Growth Allocation Portfolio
--------------------------------------------------------------------------------

     Portfolio Managers: Galen Blomster, CFA; Jeffrey P. Mellas
     ---------------------------------------------------------------------------

     Investment Objective

     Wells Fargo WealthBuilder Growth Allocation Portfolio seeks capital appreciation with a secondary emphasis on current income.

     ---------------------------------------------------------------------------
     Investment Strategies

     We seek to achieve the Portfolio's investment objective by allocating 80% of its assets to stock funds and 20% of its assets to bond funds. Certain research indicates that the greatest impact on investment returns may be due to the asset allocation decision (the mix of stocks, bonds and cash-equivalents) rather than market timing or the selection of individual stocks and bonds. We use futures contracts to implement target allocation changes determined by the Tactical Asset Allocation Model. The Portfolio does not physically reallocate its assets among investment styles.

     The Portfolio is a highly diversified investment, consisting of both stock and bond mutual funds, with an emphasis on stocks. Stocks offer long-term growth potential, while bonds help to decrease risk and provide income, making this investment appropriate for long-term investors who desire less volatility than an all-stock portfolio.

     Stock holdings are diversified across many investment styles. These styles include: large company growth, large company value, small company, and international. Bond holdings are also diversified across a wide range of intermediate term, income-producing securities, including U.S. Government obligations, corporate bonds, below investment-grade bonds and foreign issues. The Portfolio's emphasis on diversification helps to moderate volatility by limiting the effect of one asset class that is underperforming while increasing the likelihood of participation when one asset class is outperforming through an active stock/bond asset allocation approach. We seek to achieve the Portfolio's investment objective by allocating its assets across various classes of stocks and bonds of a number of affiliated and non-affiliated Underlying Funds.

     ---------------------------------------------------------------------------
     Permitted Investments

     Under normal circumstances, we invest 80% of total assets in stock funds and 20% of total assets in bond funds. However, the Portfolio uses futures contracts to implement target allocation changes recommended by the Tactical Asset Allocation Model.

     ---------------------------------------------------------------------------
     Portfolio Asset Allocation

     We seek to enhance performance by emphasizing investments in stocks or bonds when market conditions reveal opportunities.

                        Potential Asset Allocation Ranges

                                                            Effective Investment
                                                                Target Range
                                    Neutral Position           Using Futures
           Stock Funds                   80%                      65 - 95%
           Bonds Funds                   20%                       5 - 35%

22   Wells Fargo WealthBuilder Portfolios Prospectus

--------------------------------------------------------------------------------

     Important Risk Factors

     The Portfolio is primarily subject to the risks described in the "Summary of Important Risks" section on page 8. The Portfolio may also invest in debt securities that are in low or below investment-grade categories, or are unrated or in default at the time of purchase. Such debt securities have a much greater risk of default (or in the case of bonds currently in default, of not returning principal) and are more volatile than higher-rated securities of similar maturity. The value of such debt securities will be affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower-rated debt securities may be less liquid and more difficult to value than higher-rated securities.

     You should consider these risks along with the "Additional Strategies and General Investment Risks" section beginning on page 33. These considerations are all important to your investment choice.

                             Wells Fargo WealthBuilder Portfolios Prospectus  23

Wells Fargo WealthBuilder Growth Balanced Portfolio
--------------------------------------------------------------------------------

     Portfolio Managers: Galen Blomster, CFA; Jeffrey P. Mellas

     ---------------------------------------------------------------------------
     Investment Objective

     Wells Fargo WealthBuilder Growth Balanced Portfolio seeks a combination of capital appreciation and current income.

     ---------------------------------------------------------------------------
     Investment Strategies

     We seek to achieve the Portfolio's investment objective by allocating 65% of its assets to stock funds and 35% of its assets to bond funds. Certain research indicates that the greatest impact on investment returns may be due to the asset allocation decision (the mix of stocks, bonds and cash-equivalents) rather than market timing or the selection of individual stocks and bonds. We use futures contracts to implement target allocation changes determined by the Tactical Asset Allocation Model. The Portfolio does not physically reallocate its assets among investment styles.

     The Portfolio is a highly diversified investment, consisting of both stock and bond mutual funds, with an emphasis on stocks. Stocks offer long-term growth potential, while bonds help to decrease risk and provide income, making this investment appropriate for long-term investors who desire less volatility than an all-stock portfolio.

     Stock holdings are diversified across many investment styles. These styles include: large company growth, large company value, small company, and international. Bond holdings are also diversified across a wide range of intermediate term, income-producing securities, including U.S. Government obligations, corporate bonds, below investment-grade bonds and foreign issues. The Portfolio's emphasis on diversification helps to moderate volatility by limiting the effect of one asset class that is underperforming while increasing the likelihood of participation when one asset class is outperforming through an active stock/bond asset allocation approach. We seek to achieve the Portfolio's investment objective by allocating its assets across various classes of stocks and bonds of a number of affiliated and non-affiliated Underlying Funds.

     ---------------------------------------------------------------------------
     Permitted Investments

     Under normal circumstances, we invest 65% of total assets in stock funds and 35% of total assets in bond funds. However, the Portfolio uses futures contracts to implement target allocation changes recommended by the Tactical Asset Allocation Model.

     ---------------------------------------------------------------------------
     Portfolio Asset Allocation

     We seek to enhance performance by emphasizing investments in stocks or bonds when market conditions reveal opportunities.

                       Potential Asset Allocation Ranges

                                                           Effective Investment
                                                               Target Range
                                   Neutral Position           Using Futures
          Stock Funds                   65%                      50 - 80%
          Bonds Funds                   35%                      20 - 50%

24   Wells Fargo WealthBuilder Portfolios Prospectus

--------------------------------------------------------------------------------

                        Allocation as of May 31, 2003

          Stock Fund Styles:                                      67%
                Large Company Growth Style                                  20%
                Large Company Value Style                                   21%
                Small Company Style                                         13%
                International Style                                         13%

          Bond Fund Styles:                                       33%
                U.S. Treasury, Government, Agency and
                   Mortgage-Related Securities                              12%
                Investment Grade Corporate Bonds                            11%
                High-Yield Corporate Bonds                                   5%
                International Obligations                                    5%

          TOTAL PORTFOLIO ASSETS                                 100%
     ---------------------------------------------------------------------------

     Important Risk Factors

     The Portfolio is primarily subject to the risks described in the "Summary of Important Risks" section on page 8. The Portfolio may also invest in debt securities that are in low or below investment-grade categories, or are unrated or in default at the time of purchase. Such debt securities have a much greater risk of default (or in the case of bonds currently in default, of not returning principal) and are more volatile than higher-rated securities of similar maturity. The value of such debt securities will be affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower-rated debt securities may be less liquid and more difficult to value than higher-rated securities.

     You should consider these risks along with the "Additional Strategies and General Investment Risks" section beginning on page 33. These considerations are all important to your investment choice.

                            Wells Fargo WealthBuilder Portfolios Prospectus   25

Wells Fargo WealthBuilder Growth Balanced Portfolio         Financial Highlights
--------------------------------------------------------------------------------

This table is intended to help you understand the Portfolio's financial performance for the past 5 years. Total returns represent the rate that you would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Portfolio's financial statements, is also contained in the Portfolio's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                                    PORTFOLIO COMMENCED
                                                    ON OCTOBER 1, 1997
                                                    --------------------------------------------------------------
                                                     May 31,       May 31,       May 31,      May 31,     May 31,
                                                      2003          2002          2001         2000        1999
                                                    --------------------------------------------------------------
For the period ended:
Net asset value, beginning of period                $   10.63     $   11.69     $  12.72     $  11.83     $  10.80

Income from investment operations:
  Net investment income (loss)                           0.08          0.00         0.07         0.21         0.10
  Net realized and unrealized gain (loss)
     on investments                                     (0.95)        (0.83)       (0.20)        1.05         1.01

Total from investment operations                        (0.87)        (0.83)       (0.13)        1.26         1.11

Less distributions:
  Dividends from net investment income                  (0.08)        (0.16)       (0.11)       (0.14)       (0.07)
  Distributions from net realized gain                   0.00         (0.07)       (0.79)       (0.23)       (0.01)

Total distributions                                     (0.08)        (0.23)       (0.90)       (0.37)       (0.08)

Net asset value, end of period                      $    9.68     $   10.63     $  11.69     $  12.72     $  11.83

Total return/1/                                         (8.10)%       (7.09)%      (1.28)%      10.72%       10.26%

Ratios/supplemental data:
  Net assets, end of period (000s)                  $ 162,229     $ 159,693     $ 78,469     $ 33,749     $ 23,336

Ratios to average net assets/2/:
  Ratio of expenses to average net assets                1.14%         1.25%        1.25%        1.25%        1.25%
  Ratio of net investment income (loss) to
     average net assets                                  0.93%         1.04%        1.51%        1.95%        1.28%

Portfolio turnover                                         48%           28%          29%          70%          59%

Ratio of expenses to average net assets prior to
  waived fees and reimbursed expenses/2/,/3/             1.14%         1.27%        1.52%        1.76%        1.85%

/1/ Total returns do not include any sales charges and would have been lower had certain expenses not been waived/reimbursed during the periods shown.
/2/  These ratios do not include expenses of any Underlying Fund.
/3/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

26    Wells Fargo WealthBuilder Portfolios Prospectus

                                              THIS PAGE INTENTIONALLY LEFT BLANK
--------------------------------------------------------------------------------

Wells Fargo WealthBuilder Moderate Balanced Portfolio
--------------------------------------------------------------------------------

     Portfolio Managers: Galen Blomster, CFA; Jeffrey P. Mellas
     ---------------------------------------------------------------------------

     Investment Objective

     Wells Fargo WealthBuilder Moderate Balanced Portfolio seeks a combination of current income and capital appreciation.
     ---------------------------------------------------------------------------

     Investment Strategies

     We seek to achieve the Portfolio's investment objective by allocating 60% of its assets to bond funds and 40% of its assets to stock funds. Certain research indicates that the greatest impact on investment returns may be due to the asset allocation decision (the mix of stocks, bonds and cash-equivalents) rather than market timing or the selection of individual stocks and bonds. We use futures contracts to implement target allocation changes determined by the Tactical Asset Allocation Model. The Portfolio does not physically reallocate its assets among investment styles.

     The Portfolio is a highly diversified investment, consisting of both bond and stock mutual funds, with an emphasis on bonds. Bonds help to decrease risk and provide income, while stocks offer long-term growth potential, making this investment appropriate for long-term investors who desire less volatility than an all-stock portfolio.

     Bond holdings are diversified across a wide range of short to intermediate term, income-producing securities, including U.S. Government obligations, corporate bonds, below investment-grade bonds and foreign issues. Stock holdings are diversified across many investment styles. These styles include: large company growth, large company value, small company, and international. The Portfolio's emphasis on diversification helps to moderate volatility by limiting the effect of one asset class that is underperforming while increasing the likelihood of participation when one asset class is outperforming through an active stock/bond asset allocation approach. We seek to achieve the Portfolio's investment objective by allocating its assets across various classes of bonds and stocks of a number of affiliated and non-affiliated Underlying Funds.

     ---------------------------------------------------------------------------
     Permitted Investments

     Under normal circumstances, we invest 60% of total assets in bond funds and 40% of total assets in stock funds. However, the Portfolio uses futures contracts to implement target allocation changes recommended by the Tactical Asset Allocation Model.

     ---------------------------------------------------------------------------
     Portfolio Asset Allocation

     We seek to enhance performance by emphasizing investments in stocks or bonds when market conditions reveal opportunities.

     ---------------------------------------------------------------------------

                        Potential Asset Allocation Ranges

                                                            Effective Investment
                                                                Target Range
                                    Neutral Position           Using Futures
           Bonds Funds                   60%                      50 - 70%
           Stock Funds                   40%                      30 - 50%

28   Wells Fargo WealthBuilder Portfolios Prospectus

--------------------------------------------------------------------------------

     Important Risk Factors

     The Portfolio is primarily subject to the risks described in the "Summary of Important Risks" section on page 8. The Portfolio may also invest in debt securities that are in low or below investment-grade categories, or are unrated or in default at the time of purchase. Such debt securities have a much greater risk of default (or in the case of bonds currently in default, of not returning principal) and are more volatile than higher-rated securities of similar maturity. The value of such debt securities will be affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower-rated debt securities may be less liquid and more difficult to value than higher-rated securities.

     You should consider these risks along with the "Additional Strategies and General Investment Risks" section beginning on page 33. These considerations are all important to your investment choice.

                            Wells Fargo WealthBuilder Portfolios Prospectus   29

Wells Fargo WealthBuilder Tactical Equity Portfolio
--------------------------------------------------------------------------------

     Portfolio Managers: Galen Blomster, CFA; Jeffrey P. Mellas

     ---------------------------------------------------------------------------
     Investment Objective

     Wells Fargo WealthBuilder Tactical Equity Portfolio seeks long-term capital appreciation with no emphasis on income.

     ---------------------------------------------------------------------------
     Investment Strategies

     We seek to achieve the Portfolio's investment objective by allocating its investments among stock funds. The Portfolio is a diversified equity investment that consists of mutual funds that employ different and complementary investment styles to provide potential for growth. These styles include: large company growth stocks--for their strong earnings growth potential; large company value stocks--representing out-of-favor companies with relatively higher dividends for greater return potential; small company stocks--for their dramatic growth potential; and international stocks--for increased diversification and global growth opportunities. The target allocation among the four equity styles is determined by the Tactical Equity Allocation model.

     The Portfolio's emphasis on diversification helps to moderate volatility by limiting the effect of one style that is underperforming, while also increasing the likelihood of participation when one style is outperforming through the active asset allocation approach. We seek to achieve the Portfolio's investment objective by allocating its assets among the equity styles of a number of affiliated and non-affiliated Underlying Funds.

     ---------------------------------------------------------------------------
     Permitted Investments

     Under normal circumstances, we invest:

     . 100% of total assets in stock funds.

     ---------------------------------------------------------------------------
     Portfolio Asset Allocation

     We seek to enhance performance by shifting assets between equity styles according to market conditions.

                        Potential Asset Allocation Ranges

                                                           Investment Target
                                   Neutral Position             Range
          Large Company Stocks          50%                      25-80%
          Small Company Stocks          20%                      5-45%
          International Stocks          30%                      10-50%

                          Allocation as of May 31, 2003

          Large Company Growth Style     5%
          Large Company Value Style     20%
          Small Company Style           25%
          International Style           50%
          TOTAL PORTFOLIO ASSETS       100%

     ---------------------------------------------------------------------------
     Important Risk Factors

     The Portfolio is primarily subject to the risks described in the "Summary of Important Risks" section beginning on page 8. You should consider these risks along with the "Additional Strategies and General Investment Risks" section beginning on page 33. These considerations are all important to your investment choice.

30   Wells Fargo WealthBuilder Portfolios Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

This table is intended to help you understand the Portfolio's financial performance for the past 5 years. Total returns represent the rate that you would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Portfolio's financial statements, is also contained in the Portfolio's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                                   PORTFOLIO COMMENCED
                                                   ON OCTOBER 1, 1997
                                                   -----------------------------------------------------------------------
                                                     May 31,        May 31,        May 31,        May 31,        May 31,
For the period ended:                                 2003           2002           2001           2000           1999
                                                   -----------------------------------------------------------------------
Net asset value, beginning of period               $    11.14     $    12.76     $    14.97     $    12.63     $    11.01

Income from investment operations:
  Net investment income (loss)                          (0.08)         (0.07)         (0.10)         (0.08)         (0.07)
  Net realized and unrealized gain (loss)
     on investments                                     (1.64)         (1.52)         (1.87)          2.42           1.71

Total from investment operations                        (1.72)         (1.59)         (1.97)          2.34           1.64

Less distributions:
  Dividends from net investment income                   0.00          (0.03)          0.00           0.00           0.00
  Distributions from net realized gain                   0.00           0.00          (0.24)          0.00          (0.02)

Total distributions                                      0.00          (0.03)         (0.24)          0.00          (0.02)

Net asset value, end of period                     $     9.42     $    11.14     $    12.76     $    14.97     $    12.63

Total return/1/                                        (15.44)%       (12.46)%       (13.35)%        18.53%         14.94%

Ratios/supplemental data:
  Net assets, end of period (000s)                 $   72,450     $  100,476     $   81,403     $   41,496     $   12,942

Ratios to average net assets/2/:
  Ratio of expenses to average net assets                1.25%          1.25%          1.25%          1.25%          1.25%
  Ratio of net investment income (loss) to
     average net assets                                 (0.82)%        (0.69)%        (1.00)%        (0.99)%        (0.84)%

Portfolio turnover                                          7%            73%            49%            32%            31%

Ratio of expenses to average net assets prior to
  waived fees and reimbursed expenses/2/,/3/             1.26%          1.30%          1.69%          1.98%          2.00%

/1/ Total returns do not include any sales charges and would have been lower had certain expenses not been waived/reimbursed during the periods shown.
/2/  These ratios do not include expenses of any Underlying Fund.
/3/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

                            Wells Fargo WealthBuilder Portfolios Prospectus   31

The Underlying Funds
--------------------------------------------------------------------------------

     The Portfolios normally invest in affiliated and unaffiliated open-end management investment companies or series thereof with the investment styles listed below. The Portfolios may also invest in closed-end management investment companies and/or unit investment trusts. All of these investments are referred to as the Underlying Funds. Each Portfolio may hold certain securities directly.

     (1) Stock Funds. Stock funds invest primarily in domestic or foreign common stocks or securities convertible into or exchangeable for common stock. The Underlying Funds may include stock funds holding large company stocks, small company stocks, and international stocks.

     (2) Bond Funds. Bond funds invest primarily in debt securities issued by companies, governments, or government agencies. The issuer of a bond is required to pay the bond holder the amount of the loan (or par value) at a specified maturity and to make scheduled interest payments. Under normal circumstances, only the Conservative Allocation, Growth Allocation, Growth Balanced and Moderate Balanced Portfolios invest in bond funds.

     The risks associated with each Portfolio are the risks related to each Underlying Fund in which the Portfolio invests, which passes through to the Portfolios. Thus, the indirect risks of the Portfolios are the direct risks for the Underlying Funds, as discussed below.

     Important Risk Factors for the Underlying Funds

     We seek to reduce the risk of your investment by diversifying among mutual funds that invest in stocks and, in some cases, bonds and among different fund managers. Investing in a mutual fund that holds a diversified portfolio of other mutual funds provides a wider range of investment management talent and investment diversification than is available in a single mutual fund. The Portfolios are each designed to provide you with a single investment vehicle that offers diverse asset classes, fund management, and fund categories. You still have, however, the risks of investing in various asset classes, such as market risks related to stocks and, in some cases, bonds, as well as the risks of investing in a particular Underlying Fund, such as risks related to the particular investment management style and that the Underlying Fund may underperform other similarly managed funds. There can be no assurance that any mutual fund will achieve its investment objective.

     Investments in a Portfolio may result in your incurring greater expenses than if you were to invest directly in the Underlying Funds in which the Portfolio invests.

     The Portfolios are primarily subject to the risks described in the "Summary of Important Risks" section beginning on page 8. You should consider these risks along with the "Additional Strategies and General Investment Risks" section beginning on page 33. These considerations are all important to your investment choice.

32   Wells Fargo WealthBuilder Portfolios Prospectus

Additional Strategies and General Investment Risks
--------------------------------------------------------------------------------

     Investment practices and risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for each Portfolio remains within the parameters of its objective and strategies.

     Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo WealthBuilder Portfolio. Certain common risks are identified in the "Summary of Important Risks" section on page 8. Other risks of mutual fund investing include the following:

     . Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.

     . We cannot guarantee that a Portfolio will meet its investment objective.

     . We do not guarantee the performance of a Portfolio or an Underlying Fund,nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor can anyone we contract with to provide services, such as selling agents or investment advisers, offer or promise to make good on any such losses.

     . Share prices--and therefore the value of your investment--will increase and decrease with changes in the value of the underlying securities and other investments. This is referred to as price volatility.

     . An investment in a single Portfolio,by itself,does not constitute a complete investment plan.

     . Underlying Funds may continue to hold debt securities that cease to be rated by a nationally recognized statistical ratings organization or whose ratings fall below the levels generally permitted for such Portfolio, provided Funds Management deems the security to be of comparable quality to rated or higher-rated instruments. Unrated or downgraded instruments may be more susceptible to credit and interest rate risks than investment-grade bonds.

     . Underlying Funds that invest in smaller companies and foreign companies (including investments made through ADRs and similar investments) are subject to additional risks, including less liquidity and greater price volatility. An Underlying Fund's investment in foreign markets also may be subject to special risks associated with international trade, including currency, foreign investment, liquidity and regulatory risk.

     . Certain Underlying Funds may invest a portion of their assets in U.S.Government obligations, such as securities issued or guaranteed by the Government National Mortgage Association ("GNMAs"), the Federal National Mortgage Association ("FNMAs") and the Federal Home Loan Mortgage Corporation ("FHLMCs"). Some of these obligations are mortgage-backed securities representing partial ownership of a pool of residential mortgage loans. Mortgage-backed securities are subject to prepayment and extension risk, which can alter the duration of the securities and also reduce the rate of return on the portfolio. Collateralized Mortgage Obligations ("CMOs") are securities collateralized by portfolios of mortgage pass-through securities and have many of the same risks discussed above. CMOs are structured into multiple classes, and are paid according to class maturity, shortest maturities paid first. It is important to recognize that the U.S. Government does not guarantee the market value or current yield of U.S. Government obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Government, and the U.S. Government's guarantee does not extend to the Underlying Funds or Portfolios themselves.

                            Wells Fargo WealthBuilder Portfolios Prospectus   33

Additional Strategies and General Investment Risks
--------------------------------------------------------------------------------

     . The Conservative Allocation, Growth Allocation, Growth Balanced and Moderate Balanced Portfolios and certain Underlying Funds in each Portfolio may also use various derivative instruments, such as options or futures contracts. The term "derivatives" covers a broad range of investments, but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.

     . The market value of lower-rated debt securities and unrated securities of comparable quality in which the Underlying Funds of the Conservative Allocation, Growth Allocation, Growth Balanced and Moderate Balanced Portfolios may invest tends to reflect individual developments affecting the issuer to a greater extent than the market value of higher-rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-rated securities also tend to be more sensitive to economic conditions than higher-rated securities. These lower-rated debt securities are considered by the rating agencies, on balance, to be predominately speculative with respect to the issuer's capacity to pay interest and repay principal. These securities generally involve more credit risk than securities in higher-rating categories. Even securities in the lowest category of investment-grade securities rated "BBB" by S&P or "Baa" by Moody's ratings, possess some speculative characteristics.

     What follows is a general list of the types of risks (some of which have been previously described) that may apply to a given Portfolio (and its Underlying Funds) and a table showing some of the additional investment practices that each Portfolio may use and the key risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

     Counter-Party Risk--The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

     Credit Risk--The risk that the issuer of a debt security will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

     Currency Risk--The risk that a change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of an investment made in a security denominated in that foreign currency.

     Foreign Investment Risk--The additional risks associated with foreign investments, including that they may be subject to potentially less liquidity and greater price volatility. These risks also include those related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential. In addition, income generated by, or proceeds received from the disposition of foreign securities may be subject to high levels of foreign taxation. Direct investment in foreign securities involves exposure to fluctuations in foreign currency exchange rates; withholding and other taxes; trade settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. In addition, foreign markets can and often do perform differently from U.S. markets.

     Interest Rate Risk--The risk that changes in interest rates can reduce the value of an existing security. Generally, when interest rates increase, the value of a debt security decreases. The effect is usually more pronounced for securities with longer dates to maturity.

34   Wells Fargo WealthBuilder Portfolios Prospectus

--------------------------------------------------------------------------------

     Leverage Risk--The risk that an investment practice, such as lending portfolio securities or engaging in forward commitment or when-issued securities transactions, may increase a Portfolio's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

     Liquidity Risk--The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

     Market Risk--The risk that the value of a security will be reduced by market activity. This is a basic risk associated with all securities.

     Prepayment/Extension Risk--The risk that prepayment rates on mortgage loans or other receivables will be higher or lower than expected, which can alter the duration of a mortgage-backed security, increase interest rate risk, and reduce rates of return.

     Regulatory Risk--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate practices that adversely affect an investment.

     Small Company Investment Risk--Investments in small companies are subject to additional risks, including the risk that such investments generally may be more volatile and harder to sell than investments in larger companies. Smaller companies may have higher failure rates and lower trading volumes than larger companies. Short-term changes in the demand for the securities of small companies may have a disproportionate effect on their market price, resulting in increased price volatility.

     In addition to the general risks discussed above and under "Summary of Important Risks," you should carefully consider and evaluate any special risks that may apply to investing in a particular Portfolio. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to each Portfolio.

                            Wells Fargo WealthBuilder Portfolios Prospectus   35

Additional Strategies and General Investment Risks
--------------------------------------------------------------------------------

Investment Practice/Risk

The following table lists certain regular investment practices of the Portfolios, including some not disclosed in the Investment Objective and Investment Strategies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each investment practice. See the Statement of Additional Information for more information on these practices.

Remember, each Portfolio is designed to meet different investment needs and objectives.

                                                                  CONSERVATIVE ALLOCATION  EQUITY PORTFOLIO  GROWTH ALLOCATION
                                                                                PORTFOLIO                            PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT PRACTICE              PRINCIPAL RISK(S)
------------------------------------------------------------------------------------------------------------------------------
Borrowing Policies

The ability to borrow money for  Leverage Risk                               .                    .                  .
temporary purposes (e.g. to
meet shareholder redemptions).

Floating and Variable Rate Debt

Instruments with interest rates  Interest Rate and                           .                                       .
that are adjusted either on a    Credit Risk
schedule or when an index or
benchmark changes.

Foreign Obligations

Debt securities of non-U.S.      Foreign Investment, Regulatory,             .                                       .
companies, foreign banks,        Liquidity and Currency Risk
foreign governments, and other
foreign entities.

Foreign Securities

Equity securities issued by a    Foreign Investment, Regulatory,             .                    .                  .
non-U.S. company which may be    Liquidity and Currency Risk
in the form of an ADR or
similar investment.

Forward Commitment, When-Issued
and Delayed Delivery
Transactions

Securities bought or sold for    Interest Rate, Leverage and                 .                    .                  .
delivery at a later date or      Credit Risk
bought or sold for a fixed
price at a fixed date.

High Yield Securities

Debt securities of lower         Interest Rate and                           .                                       .
quality that produce generally   Credit Risk
higher rates of return. These
securities, sometimes referred
to as "junk bonds," tend to be
more sensitive to economic
conditions, more volatile, and
less liquid, and are subject to
greater risk of default.

Illiquid Securities

A security which may not be      Liquidity Risk                              .                    .                  .
sold or disposed of in the
ordinary course of business
within seven days at
approximately the value
determined by the Portfolio.
Limited to 15% of net assets.

                                                                  GROWTH BALANCED  MODERATE BALANCED  TACTICAL EQUITY
                                                                        PORTFOLIO          PORTFOLIO        PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
INVESTMENT PRACTICE              PRINCIPAL RISK(S)
---------------------------------------------------------------------------------------------------------------------
Borrowing Policies

The ability to borrow money for  Leverage Risk                           .                 .                 .
temporary purposes (e.g. to
meet shareholder redemptions).

Floating and Variable Rate Debt

Instruments with interest rates  Interest Rate and                       .                 .
that are adjusted either on a    Credit Risk
schedule or when an index or
benchmark changes.

Foreign Obligations

Debt securities of non-U.S.      Foreign Investment, Regulatory,         .                 .
companies, foreign banks,        Liquidity and Currency Risk
foreign governments, and other
foreign entities.

Foreign Securities

Equity securities issued by a    Foreign Investment, Regulatory,         .                 .                 .
non-U.S. company which may be    Liquidity and Currency Risk
in the form of an ADR or
similar investment.

Forward Commitment, When-Issued
and Delayed Delivery
Transactions

Securities bought or sold for    Interest Rate, Leverage and             .                 .                 .
delivery at a later date or      Credit Risk
bought or sold for a fixed
price at a fixed date.

High Yield Securities

Debt securities of lower         Interest Rate and                       .                 .
quality that produce generally   Credit Risk
higher rates of return. These
securities, sometimes referred
to as "junk bonds," tend to be
more sensitive to economic
conditions, more volatile, and
less liquid, and are subject to
greater risk of default.

Illiquid Securities

A security which may not be      Liquidity Risk                          .                 .                 .
sold or disposed of in the
ordinary course of business
within seven days at
approximately the value
determined by the Portfolio.
Limited to 15% of net assets.

36   Wells Fargo WealthBuilder Portfolios Prospectus

                                                                  CONSERVATIVE ALLOCATION  EQUITY PORTFOLIO  GROWTH ALLOCATION
                                                                                PORTFOLIO                            PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT PRACTICE              PRINCIPAL RISK(S)
------------------------------------------------------------------------------------------------------------------------------
Loans of Portfolio Securities

The practice of loaning          Credit, Counter-Party                       .                    .                  .
securities to brokers, dealers   and Leverage Risk
and financial institutions to
increase returns on those
securities.
Loans may be made up to 1940
Act limits (currently,
one-third of total assets,
including the value of the
collateral received).

Mortgage- and Other
Asset-Backed Securities

Securities consisting of         Interest Rate, Credit and                   .                                       .
fractional interests in pools    Prepayment/Extension Risk
of consumer loans, such as
mortgage loans, car loans,
credit card debt or receivables
held in trust.

Options

The right or obligation to       Leverage, Credit and                        .                    .                  .
receive or deliver a security    Liquidity Risk
or cash payment depending on
the security's price or the
performance of an index or
benchmark. Types of options
used may include: options on
securities, options on a stock
index, stock index futures and
options on stock index futures
to protect liquidity and
portfolio value.

Other Mutual Funds

Investments by the Portfolio in  Market Risk                                 .                    .                  .
shares of other
mutual funds, which will cause
Portfolio shareholders to bear
a pro rata portion of the
Underlying Fund's expenses, in
addition to the expenses paid
by the Portfolio.

Privately Issued Securities

Securities that are not          Liquidity Risk                              .                    .                  .
publicly traded but which may
or may not be resold in
accordance with Rule 144A under
the Securities Act of 1933.

Repurchase Agreements

A transaction in which the       Credit and                                  .                    .                  .
seller of a security agrees to   Counter-Party Risk
buy back the security at an
agreed upon time and price,
usually with interest.

Small Company Securities

Investments in small companies,  Small Company Investment,                   .                    .                  .
which may be less liquid and     Market and Liquidity Risk
more volatile than investments
in larger companies.

                                                                  GROWTH BALANCED  MODERATE BALANCED  TACTICAL EQUITY
                                                                        PORTFOLIO          PORTFOLIO        PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
INVESTMENT PRACTICE              PRINCIPAL RISK(S)
---------------------------------------------------------------------------------------------------------------------
Loans of Portfolio Securities

The practice of loaning          Credit, Counter-Party                   .                 .                 .
securities to brokers, dealers   and Leverage Risk
and financial institutions to
increase returns on those
securities.
Loans may be made up to 1940
Act limits (currently,
one-third of total assets,
including the value of the
collateral received).

Mortgage- and Other
Asset-Backed Securities

Securities consisting of         Interest Rate, Credit and               .                 .
fractional interests in pools    Prepayment/Extension Risk
of consumer loans, such as
mortgage loans, car loans,
credit card debt or receivables
held in trust.

Options

The right or obligation to       Leverage, Credit and                    .                 .                 .
receive or deliver a security    Liquidity Risk
or cash payment depending on
the security's price or the
performance of an index or
benchmark. Types of options
used may include: options on
securities, options on a stock
index, stock index futures and
options on stock index futures
to protect liquidity and
portfolio value.

Other Mutual Funds

Investments by the Portfolio in  Market Risk                             .                 .                 .
shares of other
mutual funds, which will cause
Portfolio shareholders to bear
a pro rata portion of the
Underlying Fund's expenses, in
addition to the expenses paid
by the Portfolio.

Privately Issued Securities

Securities that are not          Liquidity Risk                          .                 .                 .
publicly traded but which may
or may not be resold in
accordance with Rule 144A under
the Securities Act of 1933.

Repurchase Agreements

A transaction in which the       Credit and                              .                 .                 .
seller of a security agrees to   Counter-Party Risk
buy back the security at an
agreed upon time and price,
usually with interest.

Small Company Securities

Investments in small companies,  Small Company Investment,               .                 .                 .
which may be less liquid and     Market and Liquidity Risk
more volatile than investments
in larger companies.

                            Wells Fargo WealthBuilder Portfolios Prospectus   37

Organization and Management of the Portfolios
--------------------------------------------------------------------------------

A number of different entities provide services to the Portfolios. This section shows how the Portfolios are organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Portfolios.

About Wells Fargo Funds Trust

The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (the "Board") supervises each Portfolio's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Board supervises the Portfolios' activities and approves the selection of various companies hired to manage Portfolios' operation. The major service providers are described in the diagram below. Except for the adviser, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change service providers.

--------------------------------------------------------------------------------
                                BOARD OF TRUSTEES
--------------------------------------------------------------------------------
                      Supervises the Portfolios' activities
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
            INVESTMENT ADVISER                           CUSTODIAN
--------------------------------------------------------------------------------
     Wells Fargo Funds Management, LLC        Wells Fargo Bank, N.A.
     525 Market St., San Francisco, CA        6th & Marquette, Minneapolis, MN
     Manages the Portfolios' investment       Provides safekeeping for the
     activities                               Portfolios' assets

--------------------------------------------------------------------------------
                             INVESTMENT SUB-ADVISER
--------------------------------------------------------------------------------
                      Wells Capital Management Incorporated
                                525 Market Street
                                San Francisco, CA
               Responsible for the day-to-day portfolio management
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                     TRANSFER            SHAREHOLDER SERVICING
        ADMINISTRATOR                 AGENT                     AGENTS
--------------------------------------------------------------------------------
     Wells Fargo Funds        Boston Financial Data      Various Agents
     Management, LLC          Services, Inc.
     525 Market St.           Two Heritage Drive
     San Francisco, CA        Quincy, MA
     Manages the              Maintains records          Provide
     Portfolios' business     of shares and              services to
     activities               supervises the payment     customers
                              of dividends
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                   FINANCIAL SERVICES FIRMS AND SELLING AGENTS
--------------------------------------------------------------------------------
      Advise current and prospective shareholders on Portfolio investments
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  SHAREHOLDERS
--------------------------------------------------------------------------------

38   Wells Fargo WealthBuilder Portfolios Prospectus

--------------------------------------------------------------------------------

     The Investment Adviser

     Funds Management serves as the investment adviser for each of the Portfolios. Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. The Portfolios' adviser is responsible for implementing the investment policies and guidelines for the Portfolios. For providing these services, Funds Management is entitled to receive fees as shown in the table of Annual Fund Operating Expenses under "Management Fees" in the front of this Prospectus. As of June 30, 2003, Funds Management and its affiliates managed over $183 billion in assets.

     Dormant Multi-Manager Structure

     The Board has adopted a dormant "multi-manager" structure for the Conservative Allocation, Growth Allocation and Moderate Allocation Portfolios. Under this structure, a Portfolio and Funds Management would engage one or more sub-advisers to make day-to-day investment decisions for the Portfolio's assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-adviser(s) and may, at times, recommend to the Board that the
     Portfolio: (i) change, add or terminate one or more sub-advisers; (ii) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (iii) materially change a sub-advisory agreement with a sub-adviser.

     Applicable law generally requires a Portfolio to obtain shareholder approval of most of these types of recommendations, even if the Board approves the proposed action. Under the dormant "multi-manager" structure approved by the Board, the Portfolio will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about the Portfolio's sub-advisory arrangements without obtaining shareholder approval. The Portfolio will continue to submit matters to shareholders for their approval to the extent required by applicable law.

     The Sub-Adviser

     Wells Capital Management Incorporated ("Wells Capital Management"), an affiliate of Funds Management, is the sub-adviser for each of the Portfolios. In this capacity, it is responsible for the day-to-day investment management activities of the Portfolios. Wells Capital Management provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies and high net-worth individuals. As of June 30, 2003, Wells Capital Management managed over $120 billion in assets. Wells Capital Management is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser.

     Fees and Expenses from Underlying Funds

     The Portfolios' shareholders will bear indirectly a pro-rata portion of the expenses of the Underlying Funds in which they invest. In addition, Funds Management, Wells Capital Management, their affiliates and Stephens Inc., as distributor for the Portfolios, may receive fees from the Underlying Funds for providing various services to the Underlying Funds. For example, Funds Management may receive advisory fees and Wells Capital Management may receive sub-advisory fees from the Underlying Funds and Wells Fargo Bank, N.A., may receive fees for providing custody services to the Underlying Funds. These fees are separate from and in addition to fees received by Funds Management and its affiliates for providing services to the Portfolios. These fees may differ among the Underlying Funds.

                            Wells Fargo WealthBuilder Portfolios Prospectus   39

Organization and Management of the Portfolios
--------------------------------------------------------------------------------

     The Administrator

     Funds Management provides the Portfolios with administrative services, including general supervision of each Portfolio's operation, coordination of the other services provided to each Portfolio, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trustees and officers. Funds Management also furnishes office space and certain facilities to conduct each Portfolio's business.

     Shareholder Servicing Plan

     We have a shareholder servicing plan for the Portfolios. Under this plan, we have agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, each Portfolio pays an annual fee of 0.25% of its average daily net assets.

     The Transfer Agent

     Boston Financial Data Services, Inc. ("BFDS") provides transfer agency and dividend disbursing services to the Portfolios.

40   Wells Fargo WealthBuilder Portfolios Prospectus

Your Account
--------------------------------------------------------------------------------

     This section tells you how Portfolio shares are priced, how to open an account and how to buy, sell or exchange Portfolio shares once your account is open.

     Pricing Portfolio Shares

     . As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form.The price of Portfolio shares is based on a Portfolio's NAV.The price at which a purchase or redemption is effected is based on the next calculation of NAV after the order is placed.

     . Each Portfolio's investments are generally valued at current market prices.Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange ("closing price"), and if there is no sale, based on latest quoted bid price. Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. We are required to depart from these general valuation methods and use fair value pricing methods to determine the value of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Portfolio calculates its NAV. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or quoted bid price but before a Portfolio calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a market price is still reliable and, if not, what fair market value to assign to the security. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for further disclosure.

     . We determine the NAV of the Portfolios'shares each business day as of the close of regular trading on the New York Stock Exchange ("NYSE"). We determine the NAV by subtracting each Portfolio's liabilities from its total assets, and then dividing the result by the total number of outstanding shares. See the Statement of Additional Information for further disclosure.

     . We process requests to buy or sell shares of the Portfolios each business day as of the close of regular trading on the NYSE, which is usually 4:00 p.m. (ET). If the NYSE closes early, the Portfolios will close early and will value their shares at such earlier time under these circumstances. Requests we receive in proper form before this time are processed the same day. Requests we receive after the cutoff time are processed the next business day.

     . The Portfolios are open for business on each day the NYSE is open for business.NYSE holidays include New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. When any holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such holiday.

     You Can Buy Portfolio Shares

     . By opening an account directly with the Portfolio (simply complete and return a Wells Fargo Funds application with proper payment);

     .    Through a brokerage account with an approved selling agent;or

     . Through certain retirement,benefit and pension plans,or through certain packaged investment products (please see the providers of the plan for instructions).

                            Wells Fargo WealthBuilder Portfolios Prospectus   41

Your Account
--------------------------------------------------------------------------------

     Minimum Investments

     .    $1,000 per Portfolio minimum initial investment; or

     .    $ 100 per Portfolio if you use the Systematic Purchase Program; and

     .    $ 100 per Portfolio for all investments after your initial investment.

     We may waive the minimum initial investment amount for purchases made through certain retirement, benefit and pension plans, through certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check the specific disclosure statements and applications for the program through which you intend to invest.

     Small Account Redemptions

     We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). We will notify you approximately 60 days prior to such redemption, and we will provide you with the opportunity to make additional investments that will bring your account above the minimum investment amount. Account redemptions are net of any applicable CDSC. Please consult your selling agent for further details.

     Revenue Share

     In addition to payments received from the Portfolios, selling or shareholder servicing agents may receive significant additional payments directly from the adviser, the distributor, or their affiliates in connection with the sale of Portfolio shares. These amounts may be fixed dollar amounts or a percentage of sales or both, and may be up-front or ongoing payments or both. Agents may agree to provide marketing or servicing advantages to the Portfolios in return for the payments. Selling or shareholder servicing agents, in turn, may pay some or all of these amounts to their employees who recommend or sell Portfolio shares or make investment decisions on behalf of clients. Payments made with respect to the Portfolios may differ from those made with respect to other mutual funds available through the agent and could influence the agent's recommendations or decisions. Prospective investors should consult with their selling or shareholder servicing agent if they wish to request further information regarding these matters.

42   Wells Fargo WealthBuilder Portfolios Prospectus

                                         Reductions and Waivers of Sales Charges
--------------------------------------------------------------------------------

     SALES CHARGE SCHEDULE

                              FRONT-END SALES CHARGE     FRONT-END SALES CHARGE
                                AS A PERCENTAGE OF         AS A PERCENTAGE OF
     AMOUNT OF PURCHASE        PUBLIC OFFERING PRICE      NET AMOUNT INVESTED

     Less than $250,000               1.50%                      1.52%

     $250,000 to $499,999             1.25%                      1.27%

     $500,000 to $999,999             1.00%                      1.01%

     $1,000,000 and up/1/             0.00%                      0.00%

     /1/ We will assess share purchases of $1,000,000 or more a 1.00% CDSC if they are redeemed within one year from the date of purchase, unless the dealer of record waived its commission with a Portfolio's approval. The CDSC percentage you pay on Portfolio shares purchased prior to February 1, 2004, is applied to the lower of the NAV of the shares on the date of original purchase or the NAV on the date of redemption. For shares purchased on or after February 1, 2004, the CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase.

     Reductions and Waivers of Sales Charges

     If you believe you are eligible for any of the following reductions, it is up to you to ask the selling agent for the reduction and to provide appropriate proof of eligibility.

     . You pay no sales charges on Portfolio shares you buy with reinvested distributions.

     . You pay a lower sales charge if you are investing an amount over a breakpoint level.See the schedule above.

     . By signing a Letter of Intent ("LOI"),you pay a lower sales charge now in exchange for promising to invest an amount over a specified breakpoint within the next 13 months. We will hold in escrow shares equal to approximately 5% of the amount you intend to buy. If you do not invest the amount specified in the LOI before the expiration date, we will redeem enough escrowed shares to pay the difference between the reduced sales load you paid and the sales load you should have paid. Otherwise, we will release the escrowed shares when you have invested the agreed amount.

     . Rights of Accumulation ("ROA") allow you to combine the amount you are investing and the total value of Class A, Class B, Class C of any Wells Fargo Fund and WealthBuilder Portfolio shares already owned (excluding Class A and WealthBuilder Portfolio shares acquired at NAV) to reach breakpoint levels and to qualify for sales load discounts on subsequent purchases of Class A or WealthBuilder Portfolio shares.

     . You pay no sales charges on Wells Fargo WealthBuilder Portfolio shares you purchase with the proceeds of a redemption from a Wells Fargo WealthBuilder Portfolio or with the proceeds of a redemption of Class A, Class B or Class C shares of another Wells Fargo Fund within 120 days of the date of the redemption.

                   How a Letter of Intent Can Save You Money!

          If you plan to invest, for example, $500,000 in a Wells Fargo WealthBuilder Portfolio in installments over the next year, by signing a letter of intent you would pay only 1.00% sales load on the entire purchase. Otherwise, you might pay 1.50% on the first $249,999, then 1.25% on the next $250,000!

                            Wells Fargo WealthBuilder Portfolios Prospectus   43

Your Account
--------------------------------------------------------------------------------

     . You may reinvest into a Portfolio with no sales charge a required distribution from a pension, retirement, benefit or similar plan for which Wells Fargo Bank acts as trustee, provided the distribution occurred within the 30 days prior to your reinvestment.

     . You also may buy Portfolio shares at NAV if they are to be included in certain retirement, benefit, pension or investment "wrap accounts" with whom Wells Fargo Funds has reached an agreement, or through an omnibus account maintained with a Portfolio by a broker/dealer.

     You, or your fiduciary or trustee, also may tell us to extend volume discounts, including the reductions offered for rights of accumulation and letters of intent, to include purchases made by:

     . a family unit, including children under the age of twenty-one, or single trust estate;

     . a trustee or fiduciary purchasing for a single fiduciary relationship;or

     . the members of a "qualified group"which consists of a "company"(as defined under the 1940 Act, as amended), and related parties of such a "company," which has been in existence for at least six months and which has a primary purpose other than acquiring Portfolio shares at a discount.

     Waivers for Certain Parties

     The following people can buy Portfolio shares at NAV.

     .    Current and retired employees, directors/trustees and officers of:

          .    Wells Fargo Funds (including any predecessor funds);

          .    Wells Fargo & Company and its affiliates;and

          .    the families of any of the above.

     .    Current employees of:

          .    Stephens Inc. and its affiliates;

          .    broker/dealers who act as selling agents; and

          . immediate family members (spouse, sibling, parent or child) of any of the above.

     . Former Montgomery Fund Class P and Class R shareholders who purchased their shares directly from the Montgomery Funds and became Wells Fargo Fund shareholders in the reorganization, may purchase Class A shares of any Wells Fargo Fund, and any unnamed shares of WealthBuilder Portfolios at NAV. Shareholders who did not purchase such shares directly may purchase additional shares in the respective acquiring Wells Fargo Fund at NAV.

     Contact your selling agent for further details.

     We reserve the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders, or for Portfolio shares included in other investment plans such as "wrap accounts." If you own Portfolio shares as part of another account or package such as an IRA or a sweep account, you must read the directions for that account. Those directions may supersede the terms and conditions discussed here.

44   Wells Fargo WealthBuilder Portfolios Prospectus

                                         Reductions and Waivers of Sales Charges
--------------------------------------------------------------------------------

     Distribution Plan

     We have adopted a Distribution Plan ("Plan") pursuant to Rule 12b-1 under the 1940 Act for Portfolio shares. The Plan authorizes the payment of all or part of the cost of preparing and distributing prospectuses and distribution-related services, including ongoing compensation to selling agents. The Plan also provides that, if and to the extent any shareholder servicing payments are recharacterized as payments for distribution-related services, they are approved and payable under the Plan. Under this Plan, each Portfolio may pay an annual fee not to exceed 0.75% of its average daily net assets and not to exceed regulatory limitations on asset-based sales charges. These fees are paid out of the Portfolios' assets on an ongoing basis. Over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                            Wells Fargo WealthBuilder Portfolios Prospectus   45

Your Account                                                           Exchanges
--------------------------------------------------------------------------------

     Exchanges between the Wells Fargo WealthBuilder Portfolios involve two transactions: a sale of shares of one Portfolio and the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

     . You should carefully read the prospectus for the Portfolio into which you wish to exchange.

     . Every exchange involves selling Portfolio shares,which may produce a capital gain or loss for tax purposes.

     . You may exchange Portfolio shares for any of the Wells Fargo WealthBuilder Portfolios or for Wells Fargo Money Market Fund Class A shares.

     . If you are making an initial investment into a new Portfolio through an exchange,you must exchange at least the minimum first purchase amount for the new Portfolio, unless your balance has fallen below that amount due to market conditions.

     . Any exchange between Portfolios you already own must meet the minimum redemption and subsequent purchase amounts for the Portfolios involved.

     . The Portfolios actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from market timing and excessive trading activity. Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Portfolio by increasing expenses or lowering returns. In this regard, Funds Management monitors available trading information and may temporarily suspend or permanently terminate purchase or exchange privileges from investors who complete more than two exchanges within a three-month period or seem to be following a timing pattern. In determining whether to suspend or terminate purchase or exchange privileges for such investors, Funds Management will consider the extent to which such trading activity is likely to be disruptive to the Portfolio. The extent to which trading activity may be disruptive would depend on a number of factors including, but not limited to, the number of trades, the size of the trades relative to the size of the Portfolio and the type of Portfolio involved.

     Generally, we will notify you at least 60 days in advance of any changes in the exchange rules.

     Contact your account representative for further details.

46   Wells Fargo WealthBuilder Portfolios Prospectus

                                                               How to Buy Shares
--------------------------------------------------------------------------------

     The following section explains how you can buy shares directly from Wells Fargo Funds. For Portfolios held through brokerage and other types of accounts, please consult your selling agent.

     In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on an account: full name, date of birth, Social Security number, and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your true identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, a Portfolio reserves the right to redeem your account at the current day's NAV.

     ---------------------------------------------------------------------------
     BY MAIL
     ---------------------------------------------------------------------------
     IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
     ---------------------------------------------------------------------------

     . Complete a Wells Fargo Funds Application. Be sure to indicate the Portfolio name into which you intend to invest. Your account will be credited on the business day that the transfer agent receives your application and payment in proper order. Failure to complete an Application properly may result in a delay in processing your request.

     . Enclose a check for at least $1,000 made out in the full name of the Portfolio. For example, "Wells Fargo WealthBuilder Growth Balanced Portfolio." Please note that checks made payable to any entity other than the full Portfolio name or "Wells Fargo Funds" will be returned to you.

     . All purchases must be made in U.S.dollars and checks must be drawn on U.S.banks.

     . You may start your account with $100 if you elect the Systematic Purchase Program option on the application.

     .    Mail to: Wells Fargo Funds       Overnight Mail Only: Wells Fargo Funds
                   P.O. Box 8266                                Attn: CCSU-Boston Financial
                   Boston, MA 02266-8266                        66 Brooks Drive
                                                                Braintree, MA 02184

     ---------------------------------------------------------------------------
     IF YOU ARE BUYING ADDITIONAL SHARES:
     ---------------------------------------------------------------------------

     . Make a check payable to the full name of your Portfolio for at least $100. Be sure to write your account number on the check as well.

     .    Enclose the payment stub/card from your statement if available.

     .    Mail to: Wells Fargo Funds
                   P.O. Box 8266
                   Boston, MA 02266-8266

                            Wells Fargo WealthBuilder Portfolios Prospectus   47

Your Account
--------------------------------------------------------------------------------

     ---------------------------------------------------------------------------
     BY WIRE
     ---------------------------------------------------------------------------
     IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
     ---------------------------------------------------------------------------

     . You must first call Investor Services at 1-800-222-8222, option 0, to notify them of an incoming wire trade.

     . If you do not currently have an account,complete a Wells Fargo Funds Application.You must wire at least $1,000. Be sure to indicate the Portfolio name into which you intend to invest.

     .    All purchases must be made in U.S.dollars.

     . Mail the completed Application.Your account will be credited on the business day that the transfer agent receives your application and payment in proper order.

     .    Overnight Application to: Wells Fargo Funds
                                    Attn: CCSU-Boston Financial
                                    66 Brooks Drive
                                    Braintree, MA 02184

     .    Wire money to:            State Street Bank & Trust     Attention:
                                    Boston, MA                    Wells Fargo Funds
                                                                  (Name of Portfolio)
                                    Bank Routing Number:
                                    ABA 011000028
                                                                  Account Name:
                                    Wire Purchase Account Number: (Registration Name
                                    9905-437-1                    Indicated on Application)


     ---------------------------------------------------------------------------
     IF YOU ARE BUYING ADDITIONAL SHARES:
     ---------------------------------------------------------------------------

     . Instruct your wiring bank to transmit at least $100 according to the instructions given below. Be sure to have the wiring bank include your current account number and the name your account is registered in.

     .    Wire money to:            State Street Bank & Trust     Attention:
                                    Boston, MA                    Wells Fargo Funds
                                                                  (Name of Portfolio
                                    Bank Routing Number:          and Account Number)
                                    ABA 011000028
                                                                  Account Name:
                                    Wire Purchase Account Number: (Registration Name
                                    9905-437-1                    Indicated on Account)

48   Wells Fargo WealthBuilder Portfolios Prospectus

                                                               How to Buy Shares
--------------------------------------------------------------------------------

     ---------------------------------------------------------------------------
     BY PHONE
     ---------------------------------------------------------------------------
     IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
     ---------------------------------------------------------------------------

     You can only make your first purchase of a Portfolio by phone if you already have an existing Wells Fargo Funds Account. If you do not currently have an Account, complete a Wells Fargo Fund Application. Refer to the previous section on buying shares for the first time by mail.

     To buy into a new Portfolio, call Investor Services at 1-800-222-8222, option 0, for an Investor Service Representative, or option 1 to use our Automated Voice Response Service to either:

          .    transfer at least $1,000 from a linked settlement account, or

          . exchange at least $1,000 worth of shares from an existing Wells Fargo Funds Account.

     ---------------------------------------------------------------------------
     IF YOU ARE BUYING ADDITIONAL SHARES:
     ---------------------------------------------------------------------------

     To buy additional shares, call Investor Services at 1-800-222-8222, option 0, for an Investor Services Representative, or option 1 to use our Automated Voice Response Service to either:

          .    transfer at least $100 from a linked settlement account, or

          . exchange at least $100 worth of shares from an existing Wells Fargo Funds Account.

     ---------------------------------------------------------------------------
     BY INTERNET ACCESS
     ---------------------------------------------------------------------------
     IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
     ---------------------------------------------------------------------------

     You can only make your first purchase of a Portfolio by Internet if you already have an existing Wells Fargo Funds Account. If you do not currently have an Account, complete a Wells Fargo Fund Application. Refer to the previous section on buying shares for the first time by mail.

     To buy into a new Portfolio, visit our website at www.wellsfargofunds.com, and click on "Wells Fargo FundLinkSM" to either:

          .    transfer at least $1,000 from a linked settlement account, or

          . exchange at least $1,000 worth of shares from an existing Wells Fargo Funds Account.

     ---------------------------------------------------------------------------
     IF YOU ARE BUYING ADDITIONAL SHARES:
     ---------------------------------------------------------------------------

     To buy additional shares, visit our website at www.wellsfargofunds.com, and click on "Wells Fargo FundLinkSM" to either:

          .    transfer at least $100 from a linked settlement account, or

          . exchange at least $100 worth of shares from an existing Wells Fargo Funds Account.

     Further information is available by calling Investor Services at 1-800-222-8222.

                            Wells Fargo WealthBuilder Portfolios Prospectus   49

Your Account
--------------------------------------------------------------------------------

     The following section explains how you can sell shares held directly through an account with Wells Fargo Funds by mail or telephone. For Portfolio shares held through brokerage or other types of accounts, please consult your selling agent.

     ---------------------------------------------------------------------------
     BY MAIL
     ---------------------------------------------------------------------------

     . Write a "Letter of Instruction" stating your name, your account number, the Portfolio you wish to redeem and the dollar amount ($100 or more) of the redemption you wish to receive (or write "Full Redemption").

     . Make sure all the account owners sign the request exactly as their names appear on the account application.

     . You may request that redemption proceeds be sent to you by check,by ACH transfer into a bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds. We reserve the right to charge a fee for wiring funds although it is not currently our practice to do so.

     . Signature Guarantees are required for mailed redemption requests if a request is for over $50,000, if the address on your account was changed within the last 30 days, or if a redemption is made payable to a third party. You can get a signature guarantee at a financial institution, such as a bank or brokerage house. We do not accept notarized signatures.

     .    Mail to: Wells Fargo Funds
                   P.O. Box 8266
                   Boston, MA 02266 -8266

     ---------------------------------------------------------------------------
     BY PHONE
     ---------------------------------------------------------------------------

     . Call Investor Services at 1-800-222-8222, option 0 for an Investor Service Representative, or option 1 to use our Automated Voice Response Service to request a redemption of at least $100. Be prepared to provide your account number and Taxpayer Identification Number.

     . Unless you have instructed us otherwise,only one account owner needs to call in redemption requests.

     . You may request that redemption proceeds be sent to you by check,by transfer into an ACH- linked bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds. We reserve the right to charge a fee for wiring funds although it is not currently our practice to do so. Please contact your bank to verify any charges that they may assess for an incoming wire transfer.

     . Telephone privileges are automatically made available to you unless you specifically decline them on your application or subsequently in writing.

     . Telephone privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity, such as providing the Taxpayer Identification Number on the account. We will not be liable for any losses incurred if we follow telephone instructions we reasonably believe to be genuine.

     . We will not mail the proceeds of a telephone redemption request if the address on your account was changed in the last 30 days.

50   Wells Fargo WealthBuilder Portfolios Prospectus

                                                              How to Sell Shares
--------------------------------------------------------------------------------

     ---------------------------------------------------------------------------
     BY INTERNET ACCESS
     ---------------------------------------------------------------------------

     . Shareholders with an existing Wells Fargo Funds Account may use the Internet to redeem shares of a Portfolio via the Internet.

     . Visit our website at www.wellsfargofunds.com to process your redemption request.You may request that redemption proceeds (minimum of $100 to a maximum of $50,000) be sent to you by check to your address of record, by ACH transfer into a linked bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or wiring funds. We reserve the right to charge a fee for wiring funds although it is not our current practice to do so. Please contact your bank to verify any charges that they may assess for an incoming wire transfer.

     Further information is available by calling Investor Services at 1-800-222-8222.

     ---------------------------------------------------------------------------
     GENERAL NOTES FOR SELLING SHARES
     ---------------------------------------------------------------------------

     . We will process requests to sell shares at the first NAV calculated after a request in proper form is received. Requests received before the cutoff times are processed on the same business day.

     .    Your redemptions are net of any applicable CDSC.

     . If you purchased shares through a packaged investment product or retirement plan,read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

     . We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check, ACH or Systematic Purchase Plan have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

     . Generally,we pay redemption requests in cash,unless it is determined that the redemption would be to the detriment of a Portfolio and/or its shareholders. In such case, we may pay all or part of the redemption in securities of equal value. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

                            Wells Fargo WealthBuilder Portfolios Prospectus   51

Additional Services and Other Information
--------------------------------------------------------------------------------

     Automatic Programs

     These programs help you conveniently purchase and/or redeem shares each month. Once you select a Program, tell us the day of the month you would like the transaction to occur. If you do not specify a date, we will process the transaction on or about the 25th day of the month. Call Investor Services at 1-800-222-8222, option 0, for more information.

     . Systematic Purchase Program--With this program, you can regularly purchase shares of a Portfolio with money automatically transferred from a linked bank account. Simply select the Portfolio you would like to purchase, and specify an amount of at least $100.

     . Systematic Exchange Program--With this program,you can regularly exchange shares of a Portfolio you own for shares of another Portfolio or Wells Fargo Fund. The exchange amount must be at least $100. See the "Exchanges" section of this Prospectus for the conditions that apply to your shares. This feature may not be available for certain types of accounts.

     . Systematic Withdrawal Program--With this program,you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. Simply specify an amount of at least $100. To participate in this program, you:

          .    must have an account valued at $10,000 or more;

          .    must have your distributions reinvested; and

          .    may not simultaneously participate in the Systematic Purchase
               Program.

     It generally takes about ten days to establish a Program once we have received your instructions. It generally takes about five days to change or cancel participation in a Program.We may automatically cancel your program if the linked bank account you specified is closed, or for other reasons.

     Income and Gain Distributions

     The Portfolios in this Prospectus make distributions of net investment income annually and capital gains at least annually.

     We offer the following distribution options:

     . Automatic Reinvestment Option--Lets you buy new shares of the Portfolio that generated the distributions. The new shares are purchased at NAV generally on the day the income is paid. This option is automatically assigned to your account unless you specify another option.

     . Check Payment Option--Allows you to receive checks for distributions mailed to your address of record or to another name and address which you have specified in written, signature guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible.

     . Bank Account Payment Option--Allows you to receive distributions directly in a checking or savings account through ACH. The bank account must be linked to your Wells Fargo Funds account. In order to establish a new linked bank account, you must send a written signature guaranteed instruction along with a copy of a voided check or deposit slip. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically reinvested.

     . Directed Distribution Purchase Option--Lets you buy shares of a different Portfolio.The new shares are purchased at NAV generally on the day the income is paid. In order to establish this option, you need to identify the Portfolio and account from which the distributions are coming, and the Portfolio and account to which the distributions are being directed. You must meet any required minimum purchases in both Portfolios prior to establishing this option.

     Remember, distributions have the effect of reducing the NAV per share by the amount distributed.

52   Wells Fargo WealthBuilder Portfolios Prospectus

--------------------------------------------------------------------------------

     Taxes

     The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Portfolio and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Portfolio shares through a tax-advantaged account, such as a 401(k) plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

     We will pass on to a Portfolio's shareholders substantially all of the Portfolio's net investment income and realized capital gain, if any. Distributions from a Portfolio's ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from the Portfolio's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain.

     Under recent changes to the Internal Revenue Code, an individual's net long-term capital gain is subject to a reduced, maximum 15% rate of tax. A Portfolio's long-term capital gain distributed to individual shareholders generally will qualify for the reduced rate of tax if attributable to the Portfolio's sales and exchanges after May 5, 2003. Also, if you're an individual Portfolio shareholder, your distributions attributable to dividends received by the Portfolio from taxable U.S. and certain foreign corporations generally will be taxed at a maximum 15% tax rate, as long as certain holding period requirements are met by you for your Portfolio shares, and by the Portfolio for its stock producing such dividends. Absent further legislation, these reduced rates of tax will expire after December 31, 2008. Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income.

     Distributions from a Portfolio normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Portfolio shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

     If you buy shares of a Portfolio shortly before it makes a distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy Portfolio shares when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Portfolio sells the appreciated securities and distributes the realized gain. The Portfolios have built up, or have the potential to build up, high levels of unrealized appreciation.

     Your redemptions (including redemptions in-kind) and exchanges of Portfolio shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Portfolio shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Portfolio shares may be disallowed.

     In certain circumstances, Portfolio shareholders may be subject to back-up withholding taxes.

     Requests for Multiple Copies of Shareholder Documents

     To help keep portfolio expenses low, generally we send a single copy of a prospectus or shareholder report to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please call your selling agent.

                            Wells Fargo WealthBuilder Portfolios Prospectus   53

Portfolio Managers
--------------------------------------------------------------------------------

     Galen G. Blomster, CFA
     Growth Portfolio and its predecessor since 1997
     Growth Balanced Portfolio and its predecessor since 1997
     Growth and Income Portfolio and its predecessor since 1997
     Mr. Blomster is associated with Wells Fargo Bank and joined Wells Capital Management in 1998 as a Vice President and Director of Research and simultaneously held this position at NIM until Wells Capital Management and NIM combined investment advisory services under the Wells Capital Management name in 1999. Mr. Blomster is primarily responsible for the day-to-day management and asset allocation services and has been since the inception of the Portfolios. He also may perform portfolio management and other services for the Wells Fargo Funds. Wells Fargo Bank or its predecessors have employed him since 1977. Mr. Blomster earned his BS in Dairy/Food Science and Economics from the University of Minnesota; and his MS and PhD from Purdue University.

     Jeffrey P. Mellas
     Growth Portfolio since 2003
     Growth Balanced Portfolio since 2003
     Growth and Income Portfolio since 2003
     Mr. Mellas joined Wells Capital Management in 2003 as Managing Director of Quantitative Asset Management and Portfolio Manager, with over 16 years of investment management experience. Prior to joining Wells Capital Management, Mr. Mellas was with Alliance Capital Management since 1995, as Vice President and Global Portfolio Strategist responsible for managing over $300 million in international pension assets. He was also the primary spokesperson for Alliance's domestic and international equity and fixed income strategies. Prior to joining Alliance, he was an associate group manager at Prudential Insurance. Mr. Mellas earned his BA in Economics from the University of Minnesota and his MBA in Finance and International Business from New York University. He also completed the International Management Program at Haute Etudes Commerciales, Paris, France.

54   Wells Fargo WealthBuilder Portfolios Prospectus

Glossary
--------------------------------------------------------------------------------

We provide the             ACH
following definitions
to assist you in           Refers to the "Automated Clearing House" system
reading this               maintained by the Federal Reserve Bank, which banks
Prospectus. For a          use to process checks, transfer funds and perform
more complete              other tasks.
understanding of
these terms you            American Depositary Receipts ("ADRs")
should consult your
investment professional.   Receipts for non-U.S. company stocks. The stocks
                           underlying ADRs are typically held in bank vaults.
                           The ADR's owner is entitled to any capital gains or dividends. ADRs are one way of owning an equity interest in foreign companies.

                           Asset-Backed Securities

                           Securities consisting of an undivided fractional interest in pools of consumer loans, such as car loans or credit card debt, or receivables held in trust.

                           Below Investment-Grade

                           Securities rated BB or lower by S&P or Ba or lower by Moody's Investor Services, or that may be unrated securities or securities considered to be "high risk."

                           Business Day

                           Any day the New York Stock Exchange is open is a business day for the Portfolios.

                           Capital Appreciation, Capital Growth

                           An increase in the value of a security. Together with "Current Income" (see below), constitutes total return.

                           Current Income

                           Earnings in the form of dividends or interest as opposed to capital growth. Together, current income and capital growth constitute total return.

                           Debt Securities

                           Generally, a promise to pay interest and repay principal by a company sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the right to receive interest and principal repayment has been sold separately.

                           Derivatives

                           Securities whose values are derived in part from the value of another security or index. An example is a stock option.

                           Distributions

                           Distributions of net investment income, realized capital gains or capital made by a Portfolio to its shareholders.

                           Diversified

                           A diversified fund, as defined under the 1940 Act, is one that invests in cash, Government securities, other investment companies and no more than 5% of its total assets in a single issuer. These policies must apply to 75% of the Portfolios' total assets. Non-diversified funds are not required to comply with such investment policies.

                           Duration

                           A measure of a security's or portfolio's sensitivity to changes in interest rates. Duration is usually expressed in years, with longer durations typically more sensitive to interest rate changes than shorter durations.

                            Wells Fargo WealthBuilder Portfolios Prospectus   55

Glossary
--------------------------------------------------------------------------------

     FDIC

     The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits, such as savings accounts and CDs. Mutual funds are not FDIC insured.

     Illiquid Security

     A security which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value determined by the Portfolio.

     Investment-Grade Securities

     A type of bond rated in the top four investment categories by a nationally recognized statistical ratings organization. Generally these are bonds whose issuers are considered to have a strong ability to pay interest and repay principal, although some investment-grade bonds may have some speculative characteristics.

     Liquidity

     The ability to readily sell a security at a fair price.

     Moody's

     A nationally recognized statistical ratings organization.

     Mortgage-Backed Securities

     Securities that represent an ownership interest in mortgage loans made by financial institutions to finance a borrower's real estate purchase. These loans are packaged by issuers for sale to investors. As the underlying mortgage loans are paid by borrowers, the investors receive payments of interest and principal.

     Nationally Recognized Statistical Ratings Organization ("NRSRO")

     A company that examines the ability of a bond issuer to meet its obligations and which rates the bonds accordingly.

     Net Asset Value ("NAV")

     The value of a single fund share. It is determined by adding together all of a Portfolio's assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares.

     Options

     An option is the right to buy or sell a security based on an agreed upon price at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500 Index.

     Repurchase Agreement

     An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

     Selling Agent

     A firm that has an agreement with the Portfolios' distributors allowing it to sell a Portfolio's shares.

     Shareholder Serving Agent

     Anyone appointed by the Portfolio to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

     Signature Guarantee

     A guarantee given by a financial institution that has verified the identity of the maker of the signature.

56   Wells Fargo WealthBuilder Portfolios Prospectus

--------------------------------------------------------------------------------

     S&P, S&P 500 Index

     Standard and Poor's, a nationally recognized statistical ratings organization. S&P also publishes various indexes or lists of companies representative of sectors of the U.S. economy.

     Statement of Additional Information

     A document that supplements the disclosure made in the Prospectus.

     Taxpayer Identification Number

     Usually the social security number for an individual or the Employer Identification Number for a corporation.

     Total Return

     The annual return on an investment in a mutual fund, including capital appreciation and dividends. Total return calculations assume reinvestment of all distributions, reflect fee waivers, and exclude sales loads.

     U.S. Government Obligations

     Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

                            Wells Fargo WealthBuilder Portfolios Prospectus   57

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     YOU MAY WISH TO REVIEW THE FOLLOWING DOCUMENTS:   Write to:
                                                       Wells Fargo Funds
     STATEMENT OF ADDITIONAL INFORMATION               P.O. Box 8266
     supplements the disclosures made by this          Boston, MA 02266-8266; or
     Prospectus. The Statement of Additional           Visit the SEC's website at http://www.sec.gov
     Information has been filed with the SEC and
     incorporated by reference into this               REQUEST COPIES FOR A FEE BY WRITING TO:
     Prospectus and is legally part of this            SEC Public Reference Room
     Prospectus.                                       Washington, DC 20549-6009; or
                                                       by electronic request at publicinfo@sec.gov
     ANNUAL/SEMI-ANNUAL REPORTS                        Call: 1-800-SEC-0330 for details
     provide certain financial and other important
     information, including a discussion of the        ADDITIONAL SERVICES QUESTIONS CAN BE
     market conditions and investment strategies       ANSWERED BY CALLING YOUR INVESTMENT
     that significantly affected Portfolio             PROFESSIONAL
     performance over the reporting period.

     THESE DOCUMENTS ARE AVAILABLE FREE OF CHARGE:
     Call: 1-800-222-8222 or visit our website at www.wellsfargofunds.com.

 P016 (10/04)
ICA Reg. No.    -----------------------------------------------------          [GRAPHIC]
  811-09253     NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE   Printed on Recyled Paper
   #528029      -----------------------------------------------------

                             WELLS FARGO FUNDS TRUST
                            Telephone: 1-800-222-8222

                       STATEMENT OF ADDITIONAL INFORMATION
                            Dated [October 1, 2004],

           WELLS FARGO WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO
     WELLS FARGO WEALTHBUILDER EQUITY (formerly Growth and Income) PORTFOLIO
              WELLS FARGO WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO
               WELLS FARGO WEALTHBUILDER GROWTH BALANCED PORTFOLIO
              WELLS FARGO WEALTHBUILDER MODERATE BALANCED PORTFOLIO
      WELLS FARGO WEALTHBUILDER TACTICAL EQUITY (formerly Growth) PORTFOLIO

     Wells Fargo Funds Trust (the "Trust") is an open-end, management investment company. This Statement of Additional Information ("SAI") contains additional information about six funds in the Trust's family of funds (each a "Portfolio" and collectively the "Portfolios") -- the Wells Fargo WealthBuilder Conservative Allocation Portfolio, Wells Fargo WealthBuilder Equity (formerly named Growth and Income) Portfolio, Wells Fargo WealthBuilder Growth Allocation Portfolio, Wells Fargo WealthBuilder Growth Balanced Portfolio, Wells Fargo WealthBuilder Moderate Balanced Portfolio and Wells Fargo WealthBuilder Tactical Equity (formerly named Growth) Portfolio. Each Portfolio is considered diversified under the Investment Company Act of 1940, as amended (the "1940 Act"). The Portfolios offer a single class of shares.

     This SAI is not a prospectus and should be read in conjunction with the Portfolios' Prospectus, dated [October 1, 2003]. All terms used in this SAI that are defined in the Prospectus have the meanings assigned in the Prospectus. The audited financial statements for the Portfolios, except for the Wells Fargo WealthBuilder Conservative Allocation Portfolio, Wells Fargo WealthBuilder Growth Allocation Portfolio and Wells Fargo WealthBuilder Moderate Balanced Portfolio, which include the portfolios of investments and independent auditors' report for the year ended May 31, 2003, are hereby incorporated by reference to the Annual Report. The Prospectus and Annual Report may be obtained free of charge by calling 1-800-222-8222 or writing to Wells Fargo Funds, P.O. Box 8266, Boston, MA 02266-8266.

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----
HISTORICAL PORTFOLIO INFORMATION...............................................1

INVESTMENT POLICIES............................................................3

ADDITIONAL PERMITTED INVESTMENT ACTIVITIES AND ASSOCIATED RISKS................5

MANAGEMENT....................................................................19

PERFORMANCE CALCULATIONS......................................................30

DETERMINATION OF NET ASSET VALUE..............................................32

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION................................33

PORTFOLIO TRANSACTIONS........................................................34

PORTFOLIO EXPENSES............................................................36

TAXES.........................................................................36

PROXY VOTING POLICIES AND PROCEDURES..........................................44

CAPITAL STOCK.................................................................46

OTHER.........................................................................47

COUNSEL.......................................................................47

INDEPENDENT AUDITORS..........................................................47

FINANCIAL INFORMATION.........................................................47

APPENDIX.....................................................................A-1

                        HISTORICAL PORTFOLIO INFORMATION

     On March 25, 1999, the Board of Trustees of Norwest Advantage Funds ("Norwest"), the Board of Directors of Stagecoach Funds, Inc. ("Stagecoach") and the Board of Trustees of the Trust (the "Trustees") approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of various predecessor Norwest portfolios to the Portfolios (the "Reorganization"). Prior to November 5, 1999, the effective date of the consolidation of the Portfolios and the predecessor Norwest portfolios, the Portfolios had only nominal assets.

     The Portfolios described in this SAI, except for the Wells Fargo WealthBuilder Conservative Allocation, the Wells Fargo WealthBuilder Growth Allocation and Wells Fargo WealthBuilder Moderate Balanced Portfolios, were created as part of the reorganization of the Stagecoach family of funds, advised by Wells Fargo Bank, N.A. ("Wells Fargo Bank"), and the Norwest Advantage family of funds, advised by Norwest Investment Management, Inc. ("NIM"), into a single mutual fund complex. The Reorganization followed the merger of the advisers' parent companies.

     The chart below indicates the predecessor Norwest portfolios that are the accounting survivors of the Wells Fargo Funds.

     ---------------------------------------------------------------------------------------------------
                Wells Fargo Portfolios                            Predecessor Portfolios
     ---------------------------------------------------------------------------------------------------
     Wells Fargo WealthBuilder Conservative         N/A
     Allocation Portfolio
     ---------------------------------------------------------------------------------------------------
     Wells Fargo WealthBuilder Equity Portfolio     Norwest WealthBuilder II Growth and Income
                                                    Portfolio
     ---------------------------------------------------------------------------------------------------
     Wells Fargo WealthBuilder Growth Allocation    N/A
     Portfolio
     ---------------------------------------------------------------------------------------------------
     Wells Fargo WealthBuilder Growth Balanced      Norwest WealthBuilder II Growth Balanced Portfolio
     Portfolio
     ---------------------------------------------------------------------------------------------------
     Wells Fargo WealthBuilder Moderate Balanced    N/A
     Portfolio
     ---------------------------------------------------------------------------------------------------
     Wells Fargo WealthBuilder Tactical Equity      Norwest WealthBuilder II Growth Portfolio
     Portfolio
     ---------------------------------------------------------------------------------------------------

     The Wells Fargo WealthBuilder Conservative Allocation Portfolio commenced operations on October 1, 2004.

     The Wells Fargo WealthBuilder Growth Portfolio ("Growth Portfolio") commenced operations on November 8, 1999, as successor to the Norwest WealthBuilder II Growth Portfolio. The Norwest WealthBuilder II Growth Portfolio commenced operations on October 1, 1997. The financial highlights shown for periods prior to November 8, 1999 are the financial highlights of the Norwest WealthBuilder II Growth Portfolio. On October 1, 2004, The Portfolio changed its name to the Wells Fargo WealthBuilder Tactical Equity Portfolio.

     The Wells Fargo WealthBuilder Growth Allocation Portfolio commenced operations on October 1, 2004.

     The Wells Fargo WealthBuilder Growth Balanced Portfolio ("Growth Balanced Portfolio") commenced operations on November 8, 1999, as successor to the Norwest WealthBuilder II Growth Balanced Portfolio. The Norwest WealthBuilder II Growth Balanced Portfolio commenced operations on October 1, 1997. The financial highlights shown for periods prior to November 8, 1999 are the financial highlights of the Norwest WealthBuilder II Growth Balanced Portfolio.

     The Wells Fargo WealthBuilder Moderate Balanced Portfolio commenced operations on October 1, 2004.

     The Wells Fargo WealthBuilder Growth and Income Portfolio ("Growth and Income Portfolio") commenced operations on November 8, 1999, as successor to the Norwest WealthBuilder II Growth and Income Portfolio. The Norwest WealthBuilder II Growth and Income Portfolio commenced operations on October 1, 1997. The financial highlights shown for periods prior to November 8, 1999 are the financial highlights of the Norwest WealthBuilder II Growth and Income Portfolio. On October 1, 2004, the Portfolio changed its name to the Wells Fargo WealthBuilder Equity Portfolio.

                               INVESTMENT POLICIES

     Each Portfolio seeks to achieve its investment objective by investing substantially all of its investable assets in the securities of affiliated and un-affiliated open-ended management investment companies or series (the "Underlying Funds"). Accordingly, the investment experience of each Portfolio will correspond directly with the investment experience of its respective Underlying Funds.

     Information concerning each Portfolio's investment objective is set forth in the Prospectus for the Portfolios. There can be no assurance that the Portfolios will achieve their objectives. The principal features of the Portfolios' investment programs and the primary risks associated with those investment programs are discussed in the Prospectus. The principal features and certain risks of the Underlying Funds also are discussed in the Prospectus. However, since certain Underlying Funds are not advised by the adviser and are not affiliated with the Portfolios, there can be no assurance that the Underlying Funds will follow their stated policies.

     Fundamental Investment Policies

     Each Portfolio has adopted the following investment policies, all of which are fundamental policies; that is, they may not be changed without approval by the vote of the holders of a majority (as defined under the 1940 Act) of the outstanding voting securities of such Portfolio.

The Portfolios may not:

     (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Portfolio's investments in that industry would equal or exceed 25% of the current value of the Portfolio's total assets, provided that this restriction does not limit a Portfolio's investments in: (i) U.S. Government securities; (ii) repurchase agreements; or (iii) securities of other investment companies;

     (2) purchase securities of any issuer if, as a result, with respect to 75% of a Portfolio's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Portfolio's ownership would be more than 10% of the outstanding voting securities of any one issuer, provided that this restriction does not limit a Portfolio's investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies;

     (3) borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder;

     (4) issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder;

     (5) make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of a Portfolio's total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

     (6) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Portfolio's investment program may be deemed to be an underwriting;

     (7) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business); nor

     (8) purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

     Non-Fundamental Investment Policies

     Each Portfolio has adopted the following non-fundamental policies, which may be changed by the Trustees at any time without approval of such Portfolio's shareholders.

     (1) Each Portfolio may invest in shares of other investment companies to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder, provided however, that no Portfolio that has knowledge that its shares are purchased by another investment company investor pursuant to Section 12(d)(1)(G) of the 1940 Act will acquire any securities of registered open-end management investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act, and provided further that any Portfolio that has knowledge that its shares are purchased by another investment company pursuant to an exemptive order relating to Section 12(d)(1) of the 1940 Act that precludes underlying portfolios from acquiring any securities of any other investment company in excess of the limits contained in Section 12(d)(1)(A) of the 1940 Act, except for securities received as a dividend or as a result of a plan of reorganization of any company, will limit its acquisition of securities of other investment companies accordingly.

     (2) Each Portfolio may not invest or hold more than 15% of the Portfolio's net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale,
(b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

     (3) Each Portfolio may invest in futures or options contracts regulated by the Commodity Futures Trading Commission ("CFTC") for (i) bona fide hedging purposes within the meaning of the rules of the CFTC, and (ii) for other purposes if, as a result, no more than 5% of the Portfolio's net assets would be invested in initial margin and premiums (excluding amounts "in-the-money") required to establish the contracts.

     (4) Each Portfolio may lend securities from its portfolio to approved brokers, dealers and financial institutions, to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder, which currently limit such activities to one-third of the value of a Portfolio's total assets (including the value of the collateral received). Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily.

     (5) Each Portfolio may not make investments for the purpose of exercising control or management, provided that this restriction does not limit a Portfolio's investments in securities of other investment companies or investments in entities created under the laws of foreign countries to facilitate investment in securities of that country.

     (6) Each Portfolio may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions).

     (7) Each Portfolio may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

     General

     Notwithstanding the foregoing policies, any other investment companies in which the Portfolios may invest have adopted their own investment policies, which may be more or less restrictive than those listed above, thereby allowing a Portfolio to participate in certain investment strategies indirectly that are prohibited under the fundamental and non-fundamental investment policies listed above.

                   ADDITIONAL PERMITTED INVESTMENT ACTIVITIES
                              AND ASSOCIATED RISKS

     Set forth below are descriptions of certain investments and additional investment policies for the Portfolios. Not all of the Portfolios participate in all of the investment practices described below. For purposes of monitoring the investment policies and restrictions of the Portfolios (with the exception of the loans of portfolio securities policy described below), the amount of any securities lending collateral held by a Portfolio will be excluded in calculating total assets.

     Each Portfolio seeks to achieve its investment objective by investing substantially all of its assets in the securities of the Underlying Funds. Therefore, although the following discusses the additional permitted investment activities and associated risks of the Portfolios, it applies equally to the Underlying Funds, which may invest in the types of investments described. Thus, as used herein, the term "Portfolios" shall refer equally to both the Portfolios of the Trust as well as the Underlying Funds in each Portfolio. However, since certain Underlying Funds are non-affiliated with the adviser or the Portfolios, there can be no assurance that the Underlying Funds will continue to invest in these permitted investment activities.

     Although each Portfolio intends to invest substantially all of its assets in the Underlying Funds, each Portfolio reserves the right to invest assets not so invested in other instruments as outlined in the Prospectus.

     Asset-Backed Securities

     The Conservative Allocation, Growth Allocation, Growth Balanced and Moderate Balanced Portfolios may invest in various types of asset-backed securities. Asset-backed securities are securities that represent an interest in an underlying security. The asset-backed securities in which the Portfolios invest may consist of undivided fractional interests in pools of consumer loans or receivables held in trust. Examples include certificates for automobile receivables ("CARS") and credit card receivables ("CARDS"). Payments of principal and interest on these asset-backed securities may be "passed through" on a monthly or other periodic basis to certificate holders and are typically supported by some form of credit enhancement, such as a surety bond, limited guaranty, or subordination. The extent of credit enhancement varies, but usually amounts to only a fraction of the asset-backed security's par value until exhausted. Ultimately, asset-backed securities are dependent upon payment of the consumer loans or receivables by individuals, and the certificate holder frequently has no recourse to the entity that originated the loans or receivables. The actual maturity and realized yield will vary based upon the prepayment experience of the underlying asset pool and prevailing interest rates at the time of prepayment. Asset-backed securities may be subject to greater risk of default during periods of economic downturn than other instruments. Also, the secondary market for certain asset-backed securities may not be as liquid as the market for other types of securities, which could result in the Portfolio experiencing difficulty in valuing or liquidating such securities. The Conservative Allocation, Growth Allocation, Growth Balanced and Moderate Balanced

Portfolios may also invest in securities backed by pools of mortgages. These investments are described under the heading "Mortgage-Related Securities."

     Bank Obligations

     The Portfolios may invest in bank obligations, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such obligations issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, a Portfolio may be subject to additional investment risks that are different in some respects from those incurred by a Portfolio that invests only in debt obligations of domestic issuers. Such risks include possible future political and economic developments, the possible imposition of foreign withholding and other taxes on amounts realized on such obligations, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions that might adversely affect the payment of principal and interest on these obligations and the possible seizure or nationalization of foreign deposits. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.

     Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

     Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits that may be held by a Portfolio will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation ("FDIC"). Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating or variable interest rates.

     Bonds

     The Conservative Allocation, Growth Allocation, Growth Balanced and Moderate Balanced Portfolios may invest in bonds. A bond is an interest-bearing security issued by a company or governmental unit. The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond's face value) periodically or on a specified maturity date. An issuer may have the right to redeem or "call" a bond before maturity, in which case the investor may have to reinvest the proceeds at lower market rates. The value of fixed-rate bonds will tend to fall when interest rates rise and rise when interest rates fall. The value of "floating-rate" or "variable-rate" bonds, on the other hand, fluctuate much less in response to market interest rate movements than the value of fixed-rate bonds.

     Bonds may be senior or subordinated obligations. Senior obligations generally have the first claim on a corporation's earnings and assets and, in the event of liquidation, are paid before subordinated debt. Bonds may be unsecured (backed only by the issuer's general creditworthiness) or secured (also backed by specified collateral).

     Borrowing

     The Portfolios may borrow money for temporary or emergency purposes, including the meeting of redemption requests. Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Portfolio might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Reverse repurchase agreements, dollar roll transactions and other similar investments that involve a form of leverage have characteristics similar to borrowings but are not considered borrowings if the Portfolio maintains a segregated account.

     Commercial Paper

     The Portfolios may invest in commercial paper (including variable amount master demand notes, see "Floating and Variable Rate Obligations," below), which refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and typically has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. Investments by the Portfolios in commercial paper (including variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions, as well as similar instruments issued by government agencies and instrumentalities) will consist of issues that are rated in one of the two highest rating categories by a Nationally Recognized Statistical Ratings Organization ("NRSRO").

     Convertible Securities

     The Portfolios may invest in convertible securities. A convertible security is generally a debt obligation or preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different user. A convertible security provides a fixed income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. As with a straight fixed income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because its value can be influenced by both interest rate and market movements, a convertible security is not as sensitive to interest rates as a similar fixed income security, nor is it as sensitive to changes in share price as its underlying stock.

     The creditworthiness of the issuer of a convertible security may be important in determining the security's true value. This is because the holder of a convertible security will have recourse only to the issuer. In addition, a convertible security may be subject to redemption by the issuer, but only after a specified date and under circumstances established at the time the security is issued.

     While the Portfolios use the same criteria to rate a convertible debt security that it uses to rate a more conventional debt security, a convertible preferred stock is treated like a preferred stock for a Portfolio's financial reporting, credit rating, and investment limitation purposes. A preferred stock is subordinated to all debt obligations in the event of insolvency, and an issuer's failure to make a dividend payment is generally not an event of default entitling the preferred shareholder to take action. Preferred stock generally has no maturity date, so that its market value is dependent on the issuer's business prospects for an indefinite period of time. In addition, distributions on preferred stock generally are taxable as dividend income, rather than interest payments, for federal income tax purposes.

     Derivative Securities

     The Portfolios may invest in various instruments that may be considered "derivatives," including structured notes, bonds or other instruments with interest rates that are determined by reference to changes in the value of other interest rates, indices or financial indicators ("References") or the relative change in two or more references. Some derivative securities represent relatively recent innovations in the bond markets, and the trading market for these instruments is less developed than the markets for traditional types of debt instruments. It is uncertain how these instruments will perform under different economic and interest rate scenarios. Because certain of these instruments are leveraged, their market values may be more volatile than other types of bonds and may present greater potential for capital gain or loss. Derivative securities and their underlying instruments may experience periods of illiquidity, which could cause a Portfolio to hold a security it might otherwise sell or could force the sale of a security at inopportune times or for prices that do not reflect current market value. The possibility of default by the issuer or the issuer's credit provider may be greater for these structured and derivative instruments than for other types of instruments. As new types of derivative securities are developed and offered to investors, the adviser will, consistent with the Portfolio's investment objective, policies and quality standards, consider making investments in such new types of derivative securities.

     Dollar Roll Transactions

     The Conservative Allocation, Growth Allocation, Growth Balanced and Moderate Balanced Portfolios may enter into dollar roll transactions wherein the Portfolio sells fixed-income securities, typically mortgage-backed securities, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. Like a forward commitment, during the roll period no payment is made for the securities purchased and no interest or principal payments on the security accrue to the purchaser, but the Portfolio assumes the risk of ownership. The Portfolio is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like other when-issued securities or firm commitment agreements, dollar roll transactions involve the risk that the market value of the securities sold by the Portfolio may decline below the price at which the Portfolio is committed to purchase similar securities. In the event the buyer of securities under a dollar roll transaction becomes insolvent, the Portfolio's use of the proceeds of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio's obligation to repurchase the securities. At the time a Fund enters into a dollar roll transaction, it causes its custodian to segregate liquid assets such as cash, U.S. government securities or other liquid equity or debt securities having a value equal to the purchase price for the similar security (including accrued interest) and subsequently marks the assets to market daily to ensure that full collateralization is maintained.

     Floating- and Variable-Rate Obligations

     The Conservative Allocation, Growth Allocation, Growth Balanced and Moderate Balanced Portfolios may purchase floating- and variable-rate obligations such as demand notes and bonds. Variable-rate demand notes include master demand notes that are obligations that permit the Portfolio to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Portfolio, as lender, and the borrower. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. The issuer of such obligations ordinarily has a right, after a given period, to prepay at its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks.

     There generally is no established secondary market for these obligations because they are direct lending arrangements between the lender and borrower. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Portfolio's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and the Portfolio may invest in obligations that are not so rated only if the adviser determines that at the time of investment the obligations are of comparable quality to the other obligations in which the Portfolio may invest. The adviser, on behalf of each Portfolio, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in the Portfolio's investment portfolio. Floating- and variable-rate instruments are subject to interest rate risk and credit risk.

     The floating- and variable-rate instruments that the Portfolio may purchase include certificates of participation in such instruments.

     Foreign Government Securities

     The Portfolios may make investments in foreign government securities. Foreign government securities investments include the securities of "supranational" organizations such as the International Bank for Reconstruction and Development and the Inter-American Development Bank if the adviser believes that the securities do not present risks inconsistent with a Portfolio's investment objective.

     Foreign Obligations and Securities

     Each Portfolio may invest in high-quality, short-term debt obligations of foreign branches of U.S. banks, U.S. branches of foreign banks and short-term debt obligations of foreign governmental agencies that are denominated in and pay interest in U.S. dollars. Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer and the available information may be less reliable. Foreign issuers also are not generally subject to the same accounting, auditing and financial reporting standards or governmental supervision as domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, obligations of issuers located in those countries. Investment income on and sales proceeds payable on certain foreign securities in which a Portfolio may invest may be subject to foreign withholding and other taxes that could reduce the return on these obligations. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Portfolio would otherwise be subject. The Portfolios may invest in securities denominated in currencies other than the U.S. dollar and may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies. Therefore, the Portfolios may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. Changes in foreign currency exchange rates influence values within a Portfolio from the perspective of U.S. investors. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.

     The Portfolios may enter into forward currency exchange contracts ("forward contracts") to attempt to minimize the risk to the Portfolios from adverse changes in the relationship between currencies or to enhance income. A forward contract is an obligation to buy or sell a specific currency for an agreed price at a future date that is individually negotiated and is privately traded by currency traders and their customers. The Portfolios will either cover a position in such a transaction or maintain, in a segregated account with their custodian bank, cash or high-grade marketable money market securities having an aggregate value equal to the amount of any such commitment until payment is made.

     The Portfolios may invest in foreign securities through American Depositary Receipts ("ADRs"), Canadian Depositary Receipts ("CDRs"), European Depositary Receipts ("EDRs"), International Depositary Receipts ("IDRs") and Global Depositary Receipts ("GDRs") or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company and traded on a U.S. stock exchange, and CDRs are receipts typically issued by a Canadian bank or trust company that evidence ownership of underlying foreign securities. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored ADR. EDRs and IDRs are receipts typically issued by European banks and trust companies, and GDRs are receipts issued by either a U.S. or non-U.S. banking institution, that evidence ownership of the underlying foreign securities. Generally, ADRs in registered form are designed for use in U.S. securities markets and EDRs and IDRs in bearer form are designed primarily for use in Europe.

     Forward Commitment, When-Issued and Delayed-Delivery Transactions

     The Portfolios may purchase or sell securities on a when-issued or delayed delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Delivery and payment on such transactions normally take place within 120 days after the date of the commitment to purchase. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. The Portfolios will establish a segregated account in which they will maintain cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to each such Portfolio's commitments to purchase when-issued securities. If the value of these assets declines, a Portfolio will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

     Futures Contracts and Options

     A Portfolio may seek to enhance its return through the writing (selling) and purchasing of exchange-traded and over-the-counter options on fixed-income securities or indices. A Portfolio may also attempt to hedge against a decline in the value of securities owned by it or an increase in the price of securities it plans to purchase through the use of those options and the purchase and sale of interest rate futures contracts and options on those futures contracts. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities).

     A call option is a contract pursuant to which the purchaser of the call option, in return for a premium paid, has the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. A put option gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy the underlying security, upon exercise at the exercise price during the option period. The amount of premium received or paid is based upon certain factors, including the market price of the underlying security or index, the relationship of the exercise price to the market price, the historical price volatility of the underlying security or index, the option period, supply and demand and interest rates.

     Certain futures strategies employed by a Portfolio in making temporary allocations may not be deemed to be for bona fide hedging purposes, as defined by the CFTC.

     A Portfolio's use of options and futures contracts subjects a Portfolio to certain investment risks and transaction costs to which it might not otherwise be subject. These risks include: (1) dependence on the adviser's ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (2) imperfect correlations between movements in the prices of options or futures contracts and movements in the price of the securities hedged or used for cover which may cause a given hedge not to achieve its objective; (3) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the other securities in which a Portfolio invests; (4) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder a Portfolio's ability to limit exposures by closing its positions; (5) the possible need to defer closing out of certain options, futures contracts and related options to avoid adverse tax consequences; and (6) the potential for unlimited loss when investing in futures contracts or writing options for which an offsetting position is not held.

     Other risks include the inability of a Portfolio, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price and the possible loss of the entire premium paid for options purchased by a Portfolio. In addition, the futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. A Portfolio may be forced, therefore, to liquidate or close out a futures contract position at a disadvantageous price. There can be no assurance that a liquid market will exist at a time when a Portfolio seeks to close out a futures position or that a counterparty in an over-the-counter option transaction will be able to perform its obligations.

     Future Developments. The Portfolios may take advantage of opportunities in the areas of options and futures contracts and options on futures contracts and any other derivative investments which are not presently contemplated for use by the Portfolios or which are not currently available but which may be developed, to the extent such opportunities are both consistent with each Portfolio's investment objective and legally permissible for each such Portfolio.

     Guaranteed Investment Contracts

     The Portfolios may invest in guaranteed investment contracts ("GICs") issued by insurance companies. Pursuant to such contracts, a Portfolio makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the deposit fund on a monthly basis guaranteed interest at a rate based on an index. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and these charges will be deducted from the value of the deposit fund. A Portfolio will purchase a GIC only when the adviser has determined that the GIC presents minimal credit risks to the Portfolio and is of comparable quality to instruments in which the Portfolio may otherwise invest. Because a Portfolio may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, a GIC may be considered an illiquid investment. The term of a GIC will be one year or less. The interest rate on a GIC may be tied to a specified market index and is guaranteed not to be less than a certain minimum rate.

     High Yield/Lower-Rated Debt Securities

     The Conservative Allocation, Growth Allocation, Growth Balanced and Moderate Balanced Portfolios may invest in debt securities that are in low or below investment-grade categories, or are unrated or in default at the time of purchase (also known as high-yield securities or "junk bonds"). Such debt securities have a much greater risk of default (or in the case of bonds currently in default, of not returning principal) and are more volatile than higher-rated securities of similar maturity. The value of such debt securities will be affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower-rated debt securities may be less liquid and more difficult to value than higher-rated securities.

     The market values of certain high yield/lower-rated debt and comparable unrated securities tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, issuers of high yield/lower-rated debt and comparable unrated securities often are highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired.

     The risk of loss due to default by such issuers is significantly greater because high yield/lower-rated debt and comparable unrated securities generally are unsecured and frequently are subordinated to senior indebtedness. The Portfolio may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. The existence of limited markets for high yield/lower-rated debt and comparable unrated securities may diminish the Portfolio's ability to:
(a) obtain accurate market quotations for purposes of valuing such securities and calculating its net asset value ("NAV"); and (b) sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in financial markets.

     Although the general market for high yield/lower-rated debt and comparable unrated securities is no longer new, the market for such securities has not yet weathered a major sustained economic recession. The effect that such a recession might have on such securities is not known. Any such recession, however, could disrupt severely the market for such securities and adversely affect the value of such securities. Any such economic downturn also could severely and adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon.

     Illiquid Securities

     The Portfolios may invest in securities not registered under the Securities Act of 1933, as amended (the "1933 Act") and other securities subject to legal or other restrictions on resale, and for which there may not be a readily available market, and which may be difficult to sell promptly at an acceptable price. Delay or difficulty in selling securities may result in a loss or be costly to a Portfolio. Each Portfolio may not invest or hold more than 15% of its net assets in illiquid securities.

     Loans of Portfolio Securities

     Each Portfolio may lend its portfolio securities pursuant to guidelines approved by the Trustees to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of cash, securities of the U.S. Government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank organized under the laws of the United States, organized under the laws of a State, or a foreign bank that has filed an agreement with the Federal Reserve Board to comply with the same rules and regulations applicable to U.S. banks in securities credit transactions, and such collateral being maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned plus any accrued interest or dividends; (2) the Portfolio may at any time call the loan and obtain the return of the securities loaned upon sufficient prior notification; (3) the Portfolio will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed the limits established by the 1940 Act.

     A Portfolio will earn income for lending its securities because cash collateral pursuant to these loans will be invested subject to the investment objectives, principal investment strategies and policies of the Portfolio. In connection with lending securities, a Portfolio may pay reasonable finders, administrative and custodial fees. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. In either case, a Portfolio could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Portfolio if a material event affecting the investment is to occur. A Portfolio may pay a portion of the interest or fees earned from securities lending to a borrower or securities lending agent. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Trust, the adviser, or the distributor.

     Wells Fargo Bank, N.A. ("Wells Fargo Bank" or "Custodian") acts as Securities Lending Agent for the Portfolios, subject to the overall supervision of the Portfolios' investment adviser. Pursuant to an exemptive order granted by the SEC, Wells Fargo Bank is entitled to receive a portion of the revenues generated by securities lending activities as compensation for its services in this regard.

     Mortgage-Related Securities

     The Conservative Allocation, Growth Allocation, Growth Balanced and Moderate Balanced Portfolios may invest in mortgage-related securities (also known as mortgage pass-through securities), which represent interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect "passing through" monthly payments made by the individual borrowers on the residential mortgage loans that underlie the securities (net of fees paid to the issuer or guarantor of the securities). Payment of principal and interest on some mortgage-related securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government or its agencies or instrumentalities. Mortgage-related securities created by private issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers. Collateralized mortgage obligations, adjustable rate mortgages and mortgage participation certificates are the primary types of mortgage-related securities utilized by the Portfolios.

     Collateralized Mortgage Obligations ("CMOs"). The Portfolios may invest in investment-grade CMOs. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the Government National Mortgage Association ("GNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC") or Federal National Mortgage Association ("FNMA"). CMOs are structured into multiple classes, with each class bearing a different stated maturity. Payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding longer maturity classes receive principal only after the first class has been retired. A longer duration or greater sensitivity to interest rate fluctuations generally increases the risk level of the CMO.

     Adjustable Rate Mortgages ("ARMs"). The Portfolios may invest in ARMs issued or guaranteed by a government agency such as the GNMA, FNMA or FHLMC, or by a private issuer. The full and timely payment of principal and interest on GNMA ARMs is guaranteed by GNMA and backed by the full faith and credit of the U.S. Government. FNMA also guarantees full and timely payment of both interest and principal, while FHLMC guarantees full and timely payment of interest and ultimate payment of principal. FNMA and FHLMC ARMs are not backed by the full faith and credit of the United States. However, because FNMA and FHLMC are government-sponsored enterprises, these securities are generally considered to be high-quality investments that present minimal credit risks. The mortgages underlying ARMs guaranteed by GNMA are typically insured or guaranteed by the Federal Housing Administration, the Veterans Administration or the Farmers Home Administration, whereas those underlying ARMs issued by FNMA or FHLMC are typically conventional residential mortgages which are not so insured or guaranteed, but which conform to specific underwriting, size and maturity standards. The yields provided by ARMs issued by a government agency have historically exceeded the yields on other types of U.S. Government securities with comparable maturities, although there can be no assurance that this historical performance will continue.

     The Portfolios may also invest in ARMs offered by private issuers. These securities generally offer a higher rate of interest, but also involve greater credit and interest rate risk than U.S. Government agency issued ARMs because they offer no direct or indirect governmental guarantees. However, many private issuers or servicers of ARMs guarantee or provide insurance for timely payment of interest and principal.

     Mortgage Participation Certificates. The Portfolios also may invest in mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"), both issued by the FHLMC. PCs resemble GNMA certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool of mortgages. GMCs also represent a pro rata interest in a pool of mortgages. These instruments, however, pay interest semi-annually and return principal once a year in guaranteed minimum payments. Mortgage participation certificates differ from bonds in that principal is paid back by the borrower over the length of the loan rather than returned in a lump sum at maturity.

     Other Mortgage-Related Securities. As new types of mortgage-related securities are developed and offered to investors, the adviser will, consistent with the Portfolios' investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities.

     Prepayment and Extension Risk. The stated maturities of mortgage-related securities may be shortened by unscheduled prepayments of principal on the underlying mortgages, or extended in rising interest rate environments. Therefore, it is not possible to predict accurately the average maturity of a particular mortgage-related security. Variations in the maturities of mortgage-related securities will affect the yield of the Portfolios. Rates of repayment of principal on mortgage-related securities that are higher or lower than expected may also expose the Portfolio to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment, the value of the premium would be lost. Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities.

     Interest Rate Risk. The interest rates on the underlying mortgages of mortgage-related securities generally are readjusted at periodic intervals ranging from one year or less to several years in response to changes in a predetermined, commonly recognized interest rate index. The adjustable rate feature should reduce, but will not eliminate, price fluctuations in such securities, particularly when market interest rates fluctuate. The NAV of the Portfolios' shares may fluctuate to the extent interest rates on underlying mortgages differ from prevailing market interest rates during periods between interest rate reset dates. Accordingly, investors could experience some loss if they redeem their shares of the Portfolio or if the Portfolio sells these portfolio securities before the interest rates on the underlying mortgages are adjusted to reflect prevailing market interest rates.

     Municipal Bonds

     The Conservative Allocation, Growth Allocation, Growth Balanced and Moderate Balanced Portfolios may invest in municipal bonds. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. Municipal bonds are debt obligations issued to obtain funds for various public purposes. Industrial development bonds are a specific type of revenue bond backed by the credit and security of a private user. Certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated facilities.

     From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal obligations. For example, under federal tax legislation enacted in 1986, interest on certain private activity bonds must be included in an investor's alternative minimum taxable income, and corporate investors must treat all tax-exempt interest as an item of tax preference. Moreover, the Portfolios cannot predict what legislation, if any, may be proposed in the state legislature regarding the state income tax status of interest on such obligations, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially and adversely affect the availability of municipal obligations generally for investment by the Portfolios and the liquidity and value of a Portfolio's investment portfolio. In such an event, the Portfolio would reevaluate its investment objective and policies and consider possible changes in its structure or possible dissolution.

     Certain of the municipal obligations held by the Portfolios may be insured as to the timely payment of principal and interest. The insurance policies usually are obtained by the issuer of the municipal obligation at the time of its original issuance. In the event that the issuer defaults on interest or principal payment, the insurer will be notified and will be required to make payment to the bondholders. There is, however, no guarantee that the insurer will meet its obligations. In addition, such insurance does not protect against market fluctuations caused by changes in interest rates and other factors.

     Municipal Notes. The Portfolios may invest in municipal notes. Municipal notes include, but are not limited to, tax anticipation notes ("TANs"), bond anticipation notes ("BANs"), revenue anticipation notes ("RANs") and construction loan notes. Notes sold as interim financing in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuer.

     TANs. An uncertainty in a municipal issuer's capacity to raise taxes as a result of such events as a decline in its tax base or a rise in delinquencies could adversely affect the issuer's ability to meet its obligations on outstanding TANs. Furthermore, some municipal issuers mix various tax proceeds into a general fund that is used to meet obligations other than those of the outstanding TANs. Use of such a general fund to meet various obligations could affect the likelihood of making payments on TANs.

     BANs. The ability of a municipal issuer to meet its obligations on its BANs is primarily dependent on the issuer's adequate access to the longer term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal of, and interest on, BANs.

     RANs. A decline in the receipt of certain revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal of, and interest on, RANs.

     The values of outstanding municipal securities will vary as a result of changing market evaluations of the ability of their issuers to meet the interest and principal payments (i.e., credit risk). Such values also will change in response to changes in the interest rates payable on new issues of municipal securities (i.e., market risk).

     Other Investment Companies

     The principal investment strategy of each Portfolio is to invest in shares of other affiliated and unaffiliated open-end management investment companies (as defined previously, the "Underlying Funds"), subject to certain restrictions described below, and pursuant to the portfolio allocation percentages discussed in the Prospectus.

     Pursuant to exemptive relief, the Portfolios are generally permitted to purchase shares of affiliated mutual funds without regard to the restrictions established under section 12(d)(1) of the 1940 Act, and to purchase shares of unaffiliated mutual funds subject to the restrictions of section 12(d)(1)(F) under the 1940 Act. Currently, under section 12(d)(1)(F), a Portfolio's investment in unaffiliated mutual funds is subject to certain limitations: (i) the acquiring fund and its affiliated funds may acquire no more than 3% of the outstanding voting securities of the unaffiliated fund, (ii) the acquiring fund may charge a sales load of no more than 1.50% on its shares (iii) the unaffiliated acquired fund may limit the redemption by the acquiring fund to 1% of the unaffiliated fund's outstanding voting shares for any 30 day period; and (iv) the acquiring fund is subject to the same voting requirements contained in section 12(d)(1)(E).

     Since each Portfolio seeks to achieve its investment objective by investing substantially all of its investable assets in the Underlying Funds, the investment experience of each of these Portfolios will correspond directly with the investment experience of its respective Underlying Funds. In addition, the Portfolios can be expected to charge operating expenses, such as investment advisory and administration fees, that would be for services different from, and in addition to, such services provided at the Underlying Fund level.

     iShares. The Portfolios, through their investment in certain Underlying Funds, may indirectly invest in iShares Trust and iShares, Inc.("iShares") which are registered investment companies that consist of numerous separate series (each an "iShares Fund"), each of which seeks investment results similar to the performance of a single stock market or of a group of stock markets in a single geographic location. iShares combine characteristics of stocks with those of index funds. Like stocks, iShares are liquid and can be traded in any number of shares; like index funds, they provide diversification and market tracking. iShares trade on the American Stock Exchange, the Chicago Board of Options Exchange and the New York Stock Exchange in the same way as shares of a publicly held company.

     Participation Interests

     Each Portfolio may purchase participation interests in loans or instruments in which the Portfolio may invest directly that are owned by banks or other institutions. A participation interest gives a Portfolio an undivided proportionate interest in a loan or instrument. Participation interests may carry a demand feature permitting the holder to tender the interests back to the bank or other institution. Participation interests, however, do not provide the Portfolio with any right to enforce compliance by the borrower, nor any rights of set-off against the borrower and the Portfolio may not directly benefit from any collateral supporting the loan in which it purchased a participation interest. As a result, the Portfolio will assume the credit risk of both the borrower and the lender that is selling the participation interest.

     Privately Issued Securities

     The Portfolios may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"). Rule 144A Securities are restricted securities that are not publicly traded. Accordingly, the liquidity of the market for specific Rule 144A Securities may vary. Delay or difficulty in selling such securities may result in a loss to a Portfolio. Privately issued or Rule 144A Securities that are "illiquid" are subject to the Portfolios' policy of not investing or holding more than 15% of their net assets in illiquid securities. The adviser will evaluate the liquidity characteristics of each Rule 144A Security proposed for purchase by a Portfolio on a case-by-case basis and will consider the following factors, among others, in their evaluation: (1) the frequency of trades and quotes for the Rule 144A Security; (2) the number of dealers willing to purchase or sell the Rule 144A Security and the number of other potential purchasers; (3) dealer undertakings to make a market in the Rule 144A Security; and (4) the nature of the Rule 144A Security and the nature of the marketplace trades (e.g., the time needed to dispose of the Rule 144A Security, the method of soliciting offers and the mechanics of transfer).

     Repurchase Agreements

     Each Portfolio may enter into repurchase agreements, wherein the seller of a security to a Portfolio agrees to repurchase that security from a Portfolio at a mutually agreed upon time and price. A Portfolio may enter into repurchase agreements only with respect to securities that could otherwise be purchased by such Portfolio. All repurchase agreements will be fully "collateralized," as defined under the 1940 Act. The maturities of the underlying securities in a repurchase agreement transaction may be greater than twelve months, although the maximum term of a repurchase agreement will always be less than twelve months. If the seller defaults and the value of the underlying securities has declined, a Portfolio may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, the Portfolios' disposition of the security may be delayed or limited.

     A Portfolio may not enter into a repurchase agreement with a maturity of more than seven days, if, as a result, more than 15% of the market value of such Portfolio's net assets would be invested in repurchase agreements with maturities of more than seven days and illiquid securities. A Portfolio will only enter into repurchase agreements with primary broker-dealers and commercial banks that meet guidelines established by the Trustees and that are not affiliated with the adviser. The Portfolios may participate in pooled repurchase agreement transactions with other funds advised by the adviser.

     Reverse Repurchase Agreements

     The Portfolios may enter into reverse repurchase agreements (an agreement under which a Portfolio sells its securities and agrees to repurchase them at an agreed-upon date and price). At the time a Portfolio enters into a reverse repurchase agreement, it will place in a segregated custodial account liquid assets such as U.S. Government securities or other liquid high-grade debt securities having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the price at which the Portfolio is obligated to repurchase the securities.

     Short Sales

     The Portfolios may make short sales of securities they own or have the right to acquire at no added cost through conversion or exchange of other securities they own (referred to as short sales "against the box"). If a Portfolio makes a short sale "against the box," the Portfolio would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. A Portfolio's decision to make a short sale "against the box" may be a technique to hedge against market risks when the adviser believes that the price of a security may decline, causing a decline in the value of a security owned by the Portfolio or a security convertible into or exchangeable for such security. In such case, any future losses in a Portfolio's long position would be reduced by an offsetting future gain in the short position. Short sales transactions may have adverse tax consequences to the Portfolios and their shareholders.

     Each Portfolio may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

     Stripped Securities

     The Growth Balanced Portfolio may purchase Treasury receipts, securities of government-sponsored enterprises ("GSEs"), stripped mortgage-backed securities ("SMB") and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government, mortgage and other obligations. The stripped securities that the Portfolio may purchase are issued by the U.S. Government (or a U.S. Government agency or instrumentality) or by private issuers such as banks, corporations and other institutions at a discount to their face value. These securities generally are structured to make a lump-sum payment at maturity and do not make periodic payments of principal or interest. Hence, the duration of these securities tends to be longer and they are therefore more sensitive to interest rate fluctuations than similar securities that offer periodic payments over time. The stripped securities purchased by the Portfolio are not subject to prepayment or extension risk. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS that are structured to receive interest only are extremely sensitive to changes in prevailing interest rates as well as the rate of principal payments (including prepayments) on the related underlying mortgage assets, and are therefore much more volatile than SMBS that receive principal only. The Portfolio may only purchase principal-only SMBS.

     The Portfolio may purchase participations in trusts that hold U.S. Treasury securities (such as TIGRs and CATS) or other obligations where the trust participations evidence ownership in either the future interest payments or the future principal payments on the obligations. These participations are normally issued at a discount to their "face value," and can exhibit greater price volatility than ordinary debt securities because of the way in which their principal and interest are returned to investors.

     Swap Agreements

     To manage its exposure to different types of investments, a Portfolio may enter into interest rate, currency and mortgage (or other asset) swap agreements and may purchase and sell interest rate "caps," "floors" and "collars." In a typical interest rate swap agreement, one party agrees to make regular payments equal to a floating interest rate on a specified amount (the "notional principal amount") in return for payments equal to a fixed interest rate on the same amount for a specified period. If a swap agreement provides for payment in different currencies, the parties may also agree to exchange the notional principal amount. Mortgage swap agreements are similar to interest rate swap agreements, except that the notional principal amount is tied to a reference pool of mortgages. In a cap or floor arrangement, one party agrees, usually in return for a fee, to make payments under particular circumstances. For example, the purchaser of an interest rate cap has the right to receive payments to the extent a specified interest rate exceeds a agreed upon level; the purchaser of an interest rate floor has the right to receive payments to the extent a specified interest rate falls below an agreed upon level. A collar arrangement entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed upon range.

     Swap agreements may involve leverage and may be highly volatile; depending on how they are used they may have a considerable impact on the Portfolio's performance. Swap agreements involve risks depending upon the counterparties' creditworthiness and ability to perform as well as the Portfolio's ability to terminate its swap agreements or reduce its exposure through offsetting transactions.

     U.S. Government Obligations

     The Portfolios may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Obligations"). Payment of principal and interest on U.S. Government Obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury bills and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA notes). In the latter case, investors must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities where it is not obligated to do so. In addition, U.S. Government Obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government Obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government Obligations are subject to fluctuations in yield or value due to their structure or contract terms.

     Warrants

     The Portfolios may invest in warrants. A warrant is an option to purchase an equity security at a specified price (usually representing a premium over the applicable market value of the underlying equity security at the time of the warrant's issuance) and usually during the specified period of time. The price of warrants does not necessarily move parallel to the prices of the underlying securities. Warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. Unlike convertible securities and preferred stocks, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of a speculation or other factors and failure of the price of the underlying security to reach a level at which the warrant can be prudently exercised. To the extent that the market value of the security that may be purchased upon exercise of the warrant rises above the exercise price, the value of the warrant will tend to rise. To the extent that the exercise price equals or exceeds the market value of such security, the warrants will have little or no market value. If a warrant is not exercised within the specified time period, it will become worthless and the Portfolio will lose the purchase price paid for the warrant and the right to purchase the underlying security.

     Zero Coupon Bonds

     The Growth Balanced Portfolio may invest in zero coupon bonds. Zero coupon bonds are securities that make no periodic interest payments, but are instead sold at discounts from face value. The buyer of such a bond receives the rate of return by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. Because zero coupon bonds bear no interest, they are more sensitive to interest rate changes and are therefore more volatile. When interest rates rise, the discount to face value of the security deepens and the securities decrease more rapidly in value; conversely, when interest rates fall, zero coupon securities rise more rapidly in value as the discount to face value narrows.

     Nationally Recognized Statistical Ratings Organizations

     The ratings of Moody's Investors Services ("Moody's"), S&P and Fitch Investors Service, Inc. represent their opinions as to the quality of debt securities. It should be emphasized, however, that ratings are general and not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase by a Portfolio, an issue of debt securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Portfolio. The adviser will consider such an event in determining whether the Portfolio involved should continue to hold the obligation. See the Appendix regarding the ratings systems of Moody's and S&P.

                                   MANAGEMENT

     The following information supplements, and should be read in conjunction with, the section in the Prospectus entitled "Organization and Management of the Portfolios."

     Trustees and Officers

     The Board supervises each Portfolio's activities, monitors its contractual arrangements with various service providers, and decides upon matters of general policy.

     General. The following table provides basic information about the Trustees and officers of the Trust. Each of the Trustees and officers listed below acts in identical capacities for each of the 92 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). The address of each Trustee and officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and officer serves an indefinite term, with the Trustees subject to retirement from service as required pursuant to the Trust's retirement policy at the end of the calendar year in which a Trustee turns 74.

     In the table below and throughout this section, information for Trustees who are not "interested" persons of the Trust, as that term is defined under the 1940 Act ("independent Trustees"), appears separately from the information for the "interested" Trustees.

                           Position Held with                                         Other Public Company
                           Registrant/              Principal Occupation(s)           or Investment Company
Name, Age and Address      Length of Service/1/       During Past 5 Years             Directorships
---------------------      --------------------     -----------------------           ---------------------

                                             INDEPENDENT TRUSTEES
Thomas S. Goho, 61         Trustee,                 Wake Forest University, Calloway           N/A
                           since 1987               School of Business and
                                                    Accountancy, Benson-Pruitt
                                                    Professorship since 1999,
                                                    Associate Professor of
                                                    Finance 1994-1999.

Peter G. Gordon, 61        Trustee, since           Chairman, CEO and Co-Founder of            N/A
                           1998; (Lead              Crystal Geyser Water Company and
                           Trustee, since           President of Crystal Geyser
                           2001).                   Roxane Water Company.

Richard M. Leach, 70       Trustee,                 Retired.  Prior thereto,                   N/A
                           since 1987               President of Richard M. Leach
                                                    Associates (a financial
                                                    consulting firm).

Timothy J. Penny, 52       Trustee,                 Senior Counselor to the public             N/A
                           since 1996               relations firm of Himle-Horner
                                                    and Senior Fellow at the
                                                    Humphrey Institute, Minneapolis,
                                                    Minnesota (a public policy
                                                    organization).

Donald C. Willeke, 63      Trustee,                 Principal of the law firm of               N/A
                           since 1996               Willeke & Daniels.

                                            INTERESTED/2/ TRUSTEES

Robert C. Brown, 72        Trustee,                 Retired. Director, Federal Farm            N/A
                           since 1992               Credit Banks Funding Corporation
                                                    and Farm Credit System Financial
                                                    Assistance Corporation until
                                                    February 1999.

J. Tucker Morse, 59        Trustee,                 Private Investor/Real Estate               N/A
                           since 1987               Developer; Chairman of White
                                                    Point Capital, LLC.

                           Position Held with                                         Other Public Company
                           Registrant/              Principal Occupation(s)           or Investment Company
Name, Age and Address      Length of Service/1/       During Past 5 Years             Directorships
---------------------      --------------------     -----------------------           ---------------------

                                                     OFFICERS
Karla M. Rabusch, 45       President,               Executive Vice President of Wells          N/A
                           Since 2003               Fargo Bank, N.A., and President
                                                    of Wells Fargo Funds Management,
                                                    LLC. Senior Vice President and
                                                    Chief Administrative Officer of
                                                    Wells Fargo Funds Management,
                                                    LLC, from March 2001 to March
                                                    2003; Vice President of Wells
                                                    Fargo Bank, N.A., from December
                                                    1997 to May 2000.

Stacie D. De Angelo, 35    Treasurer,               Vice President of Wells Fargo              N/A
                           since 2003               Bank, N.A., and Vice President of
                                                    Operations of Wells Fargo
                                                    Funds Management, LLC.
                                                    Prior thereto, Operations
                                                    Manager at Scudder Weisel
                                                    Capital, LLC, from October
                                                    2000 to May 2001; Director
                                                    of Shareholder Services at
                                                    BISYS Fund Services from
                                                    September 1999 to October
                                                    2000; Assistant Vice
                                                    President with
                                                    Nicholas-Applegate Capital
                                                    Management from May 1993
                                                    to September 1999.

C. David Messman, 43       Secretary,               Vice President and Counsel of                  N/A
                           since 2000               Wells Fargo Bank, N.A. since
                                                    1996. Vice President and
                                                    Secretary of Wells Fargo
                                                    Funds Management, LLC
                                                    since March 2001.

----------------

/1/ Length of service dates reflects the Trustee's commencement of service with the Trust's predecessor entities, where applicable.

/2/ Basis of Interestedness. Robert C. Brown owns securities of Wells Fargo & Company, the parent holding company of the Portfolios' adviser. J. Tucker Morse is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, but which is not itself affiliated with Wells Fargo Funds Management, LLC.

     Committees. All of the independent Trustees are also members of the Audit and Nominating Committees of the Trust. Whenever a vacancy occurs on the Board, the Nominating Committee is responsible for recommending to the Board persons to be appointed as Trustees by the Board, and persons to be nominated for election as Trustees in circumstances where a shareholder vote is required by or under the 1940 Act. Generally, the Nominating Committee selects the candidates for consideration to fill Trustee vacancies, or considers candidates recommended by the other Trustees or by the Trust's management. Pursuant to the Trust's charter document, only independent Trustees may nominate and select persons to become independent Trustees for the Trust, so long as the Trust has in effect one or more plans pursuant to Rule 12b-1 under the 1940 Act. Shareholder nominees are not considered unless required by or under the 1940 Act. The Nominating Committee meets only as necessary, and did not meet during the Portfolios' most recently completed fiscal year. The Audit Committee oversees the Portfolios' accounting and financial reporting policies and practices, reviews the results of the annual audits of the Portfolios' financial statements, and interacts with the Portfolios' independent auditors on behalf of the full Board. The Audit Committee operates pursuant to a separate charter, and met three times during the Portfolios' most recently completed fiscal year.

     Compensation. Each Trustee receives an annual retainer (payable quarterly) of $52,000 from the Fund Complex. Each Trustee also receives a combined fee of $5,000 for attendance at in-person Fund Complex Board meetings, and a combined fee of $1,000 for attendance at telephonic Fund Complex Board meetings. In addition, the Lead Trustee of the Fund Complex receives an additional $10,000 annual retainer for the additional work and time devoted by the Lead Trustee.

     The Trustees do not receive any retirement benefits or deferred compensation from the Trust or any other member of the Fund Complex. The Trust's officers are not compensated by the Trust for their services. For the fiscal year ended May 31, 2003, the Trustees received the following compensation:

                               Compensation Table
                             Year Ended May 31, 2003


          Trustee                                         Compensation
          -------                                         ------------
                               INDEPENDENT TRUSTEES
          Thomas S. Goho                                    $ 73,000
          Peter G. Gordon                                   $ 83,000
          Richard M. Leach                                  $ 73,000
          Timothy J. Penny                                  $ 73,000
          Donald C. Willeke                                 $ 73,000
                               INTERESTED TRUSTEES
          Robert C. Brown                                   $ 73,000
          W. Rodney Hughes*                                 $ 37,000
          J. Tucker Morse                                   $ 73,000

          * Retired as of 12/31/02

     Beneficial Equity Ownership Information. As of the date of this SAI, Trustees and officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Trust. The table below shows for each Trustee, the amount of Portfolio equity securities beneficially owned by the Trustee, and the aggregate value of all investments in equity securities of the Fund Complex, stated as one of the following ranges: 0 = $0; A = $1-$10,000; B = $10,001-$50,000; C = $50,001-$100,000; and D = over $100,000.

                   Beneficial Equity Ownership in Fund Complex
                      Calendar Year Ended December 31, 2002

------------------------------------------------------------------------------------------------
                       Dollar Range of Equity Securities
                       of the WealthBuilder Portfolios of the Trust           Aggregate Dollar
                       --------------------------------------------------     Range of Equity
                       Growth       Growth Balanced     Growth and Income     Securities of
Trustee                Portfolio    Portfolio           Portfolio             Fund Complex
------------------------------------------------------------------------------------------------
                              INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------
Thomas S. Goho           0                0                   0                     D
------------------------------------------------------------------------------------------------
Peter G. Gordon          0                0                   0                     B
------------------------------------------------------------------------------------------------
Richard M. Leach         0                0                   0                     0
------------------------------------------------------------------------------------------------
Timothy J. Penny         0                0                   0                     B
------------------------------------------------------------------------------------------------
Donald C. Willeke        0                0                   0                     B
------------------------------------------------------------------------------------------------
                               INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------
Robert C. Brown          0                0                   0                     C
------------------------------------------------------------------------------------------------
J. Tucker Morse          0                0                   0                     D
------------------------------------------------------------------------------------------------

     Ownership of Securities of Certain Entities. None of the independent Trustees and/or their immediate family members own securities of the adviser, any sub-advisers, or the distributor, or any entity controlling, controlled by, or under common control with the adviser, any sub-advisers, or the distributor.

     Approval of Advisory and Sub-Advisory Agreements. Under Section 15(c) of the 1940 Act, the Board is generally required to approve annually the investment advisory and investment sub-advisory contracts (individually, an "Advisory Agreement," and collectively, the "Advisory Agreements") for the Portfolios. At each quarterly meeting, the Board reviews the performance information and nature of services provided by the investment adviser and any sub-advisers. At least annually, the Board is provided with quantitative and qualitative information to assist it in evaluating whether to approve the continuance of the Advisory Agreements, including comparative fee information, profitability information, performance data, a description of the investment philosophy, experience and senior management of the investment adviser and investment sub-adviser (individually, an "Adviser" and collectively, "Advisers"), a description of the quality and nature of the services provided by the Advisers.

     Before approving an Advisory Agreement with an Adviser, the Board reviewed a detailed profitability analysis of the Adviser based on the fees payable under the Advisory Agreement, including any fee waivers or fee caps, as well as any other relationships between the Portfolios and the Adviser and affiliates. The Board also analyzed each Portfolio's contractual fees, including investment advisory and sub-advisory fees, administration fees and Rule 12b-1/distribution fees.

     The Board then reviewed statistical information regarding the performance and expenses of the Portfolios and was provided with a detailed description of the methodology used to prepare this information. In addition to the performance information for each Portfolio, the Board reviewed the performance information for a "Peer Group," a group of funds that was similar to the specific Portfolio, the relevant Lipper category of funds ("Lipper Group"), and an applicable broad-based index. The Board also reviewed data relating to the risk of each Portfolio as compared to its total return. This data showed the statistical measurement of the volatility of each Portfolio's total return throughout a specific time-period. The Board then also reviewed, for each Portfolio as compared to its Lipper Group and Peer Group, the: (i) combined contractual advisory and administration fees, (ii) net expense ratio, (iii) maximum contractual advisory fees permitted under the Advisory Agreement (excluding fee waivers and/or expense reimbursements); and (iv) projected contractual advisory fees showing the impact of breakpoints, if any, on contractual advisory fees. During its review, the Board considered the advisory fees paid by the Portfolios as well as the total fees paid to the Adviser for advisory and other services it provides to the Portfolios. The Board also reviewed information pertaining to the fee structure for each Portfolio and considered whether alternative fee structures (e.g. breakpoint fee structures, performance-based fees, fee waivers or fee caps) would be more appropriate or reasonable taking into consideration any economies of scale or other efficiencies that accrue from increases in a Portfolio's asset levels.

     The Board then analyzed the Adviser's background and services that it provides to the Portfolios. The Board discussed the fact that the Adviser has established an investment program for each Portfolio and supervises and evaluates the sub-adviser. The Board recognized that the Adviser has an expertise in hiring and overseeing the activities of the sub-adviser. The Board also recognized that the primary investment adviser's oversight responsibilities include the monitoring of Portfolio compliance with federal securities laws and regulations. The Board reviewed the Adviser's compliance procedures including the Advisers' internal compliance policies relating to the respective codes of ethics and the Advisers' policies on personal trading, internal compliance procedures relating to the Portfolios' portfolio investments and operations, the process for monitoring and evaluating work performed by third parties, compliance by the distributor on behalf of the Portfolios with SEC and other regulatory requirements, maintenance of books and records of the Portfolios and recordkeeping systems of the Advisers, and other activities and clients of the Advisers. The Board also received and reviewed information on all SEC and other regulatory inquiries or audits of the Advisers, and a summary of any communications received from Portfolio shareholders since the last approval of the Advisory Agreements. The Board also considered the background and experience of the senior management of each Adviser, and the level of attention given to the Portfolios by such persons. In evaluating the Advisers, the Board recognized that the Advisers have the size, visibility and resources to attract and retain highly qualified investment professionals, including research, advisory or marketing personnel.

     In addition to the above considerations, the Board also analyzed certain factors relating specifically to the sub-adviser. For example, the Board considered the sub-adviser's investment strategies, research capabilities, means for executing portfolio transactions and scope of investment services. The Board also considered soft dollar arrangements and other benefits received by the primary Adviser through its relationship with the sub-adviser (e.g. float income received by the Adviser on sale and redemption amounts, other contractual arrangements, or the general nature of the benefits received by affiliates of the primary Adviser that provide services to the Portfolios). The Board analyzed the degree to which the sub-adviser who oversees several funds can manage across asset classes and whether its investment disciplines are driven by proprietary research. The Board also reviewed the sub-adviser's procedures for selecting brokers to execute portfolio transactions for the Portfolios. More specifically, the Board reviewed the method by which the sub-adviser selects brokers and the factors that the sub-adviser considers prior to selecting a broker to execute portfolio transactions. One such factor was the sub-adviser's consideration of obtaining research services or other soft dollar arrangements through the allocation of Portfolio brokerage. The Board also considered the standards and performance in seeking best execution, whether and to what extent soft dollar credits are sought and how any such credits are utilized, the benefits from using an affiliated broker, the extent to which efforts are made to recapture transaction costs, and the existence of quality controls applicable to the Portfolios' investment portfolios. The Board reviewed the sub-adviser's method for allocating portfolio opportunities among the Portfolios and other advisory clients.

     Based on the above analysis, the Board determined that the Advisory Agreements, including the fee levels, were fair and reasonable in light of all relevant circumstances. This determination was based on the following factors more fully discussed above: (i) the quality of services provided by each of the Advisers; (ii) the scope of each Adviser's background and experience; (iii) an analysis of advisory fees paid by the Portfolios compared to other similar portfolios; and (iv) the level of profits realized by the primary investment adviser from its advisory arrangement with the Portfolios.

     Investment Adviser

     Wells Fargo Funds Management, LLC ("Funds Management"), provides investment advisory services for each of the Portfolios. Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, was created in early 2001 to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank. Funds Management is responsible for implementing the investment policies and guidelines for the Portfolios, and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Portfolios.

     Prior to August 1, 2004, Funds Management is entitled to receive as compensation for its advisory services to the Equity Portfolio, Growth Balanced Portfolio and Tactical Equity Portfolio a monthly fee at the annual rate of 0.35% of each Portfolio's average daily net assets. Effective August 1, 2004, Funds Management is entitled to receive a monthly fee at the annual rates indicated below, as a percentage of each Portfolio's average daily net assets:

     --------------------------------------------------------------
              Portfolio                          Fee
     --------------------------------------------------------------
     Conservative Allocation            0-499M         0.20%
     Portfolio*                         500-999M       0.20%
                                        1-2.99B        0.175%
                                        3-4.99B        0.175%
                                        >4.99B         0.15%
     --------------------------------------------------------------
     Equity Portfolio                   0-499M         0.20%
                                        500-999M       0.20%
                                        1-2.99B        0.175%
                                        3-4.99B        0.175%
                                        >4.99B         0.15%
     --------------------------------------------------------------
     Growth Allocation Portfolio*       0-499M         0.20%
                                        500-999M       0.20%
                                        1-2.99B        0.175%
                                        3-4.99B        0.175%
                                        >4.99B         0.15%
     --------------------------------------------------------------
     Growth Balanced Portfolio          0-499M         0.20%
                                        500-999M       0.20%
                                        1-2.99B        0.175%
                                        3-4.99B        0.175%
                                        >4.99B         0.15%
     --------------------------------------------------------------
     Moderate Balanced Portfolio*       0-499M         0.20%
                                        500-999M       0.20%
                                        1-2.99B        0.175%
                                        3-4.99B        0.175%
                                        >4.99B         0.15%
     --------------------------------------------------------------
     Tactical Equity Portfolio          0-499M         0.20%
                                        500-999M       0.20%
                                        1-2.99B        0.175%
                                        3-4.99B        0.175%
                                        >4.99B         0.15%
     --------------------------------------------------------------
     *The Portfolio commenced operations on October 1, 2004.

     The Portfolios paid advisory fees, and the advisers waived such fees in the amounts indicated in the following table, for the fiscal years shown:

                                    05/31/03                  05/31/02                  05/31/01
                                Funds Management         Funds Management        Wells Fargo/Funds Mgmt
                                ----------------         ----------------        ----------------------
Portfolio                   Fees Paid   Fees Waived  Fees Paid   Fees Waived     Fees Paid    Fees Waived
---------                   ---------   -----------  ---------   -----------     ---------    -----------
Growth Portfolio            $ 249,260     $13,052    $236,939      $61,365        $     0      $230,752
Growth Balanced Portfolio   $ 523,576     $   992    $317,403      $64,484        $37,447      $136,659
Growth and Income Portfolio $ 133,870     $18,862    $129,085      $31,926        $     0      $118,860

     General. Each Portfolio's Advisory Agreement will continue in effect for more than two years from the effective date provided the continuance is approved annually (i) by the holders of a majority of the respective Portfolio's outstanding voting securities or by the Trust's Board of Trustees and (ii) by a majority of the Trustees of the Trust who are not parties to the Advisory Agreement or "interested persons" (as defined under the 1940 Act) of any such party. A Portfolio's Advisory Agreement may be terminated on 60 days' written notice by either party and will terminate automatically if assigned.

     Investment Sub-Adviser

     Funds Management has engaged Wells Capital Management Incorporated ("Wells Capital Management" or "Sub-Adviser") to serve as the sub-adviser to the Portfolios. Subject to the direction of the Trust's Board of Trustees and the overall supervision and control of Funds Management and the Trust, Wells Capital Management makes recommendations regarding the investment and reinvestment of the Portfolios' assets. Wells Capital Management furnishes to Funds Management periodic reports on the investment activity and performance of the Portfolios. Wells Capital Management also furnishes such additional reports and information as Funds Management and the Trust's Board of Trustees and officers may reasonably request. Funds Management may, from time to time and in its sole discretion, allocate and reallocate services provided by and fees paid to Wells Capital Management.

     As compensation for its sub-advisory services to each Portfolio, Wells Capital Management is entitled to receive a monthly fee equal to an annual rate of 0.05% of the Portfolio's average daily net assets. Wells Capital Management is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser.

     Fees from Underlying Funds

     The Portfolios' shareholders will bear indirectly a pro-rata portion of fees of the Underlying Funds, including shareholder servicing fees and Rule 12b-1 distribution fees, some of which are used to compensate shareholder servicing and selling agents and the Portfolios' distributor for providing services to the Portfolios' shareholders. In order that these fees be available to pay for such services, the Portfolios may choose not to invest in the least expensive share class of an Underlying Fund. In addition, Funds Management, Wells Capital Management , their affiliates and Stephens, Inc, as distributor for the Portfolios may receive fees from the Underlying Funds for providing various services to the Underlying Funds. For example, Funds Management may receive advisory fees and Wells Capital Management may receive sub-advisory fees from the Underlying Funds and Wells Fargo Bank MN may receive fees for providing custody services to the Underlying Funds. These fees are separate from and in addition to fees received by Funds Management, Wells Capital Management and their affiliates for providing services to the Portfolios. These fees may differ among the Underlying Funds.

     Administrator

     The Trust has retained Funds Management (the "Administrator") as administrator on behalf of the Portfolios pursuant to an Administration Agreement. Under the Administration Agreement with the Trust,

Funds Management provides, among other things: (i) general supervision of the Portfolios' operations, including communication, coordination and supervision services with regard to the Portfolios' transfer agent, custodian, fund accountant and other service organizations that render record-keeping or shareholder communication services; (ii) coordination of the preparation and filing of reports and other information materials regarding the Portfolios, including prospectuses, proxies and other shareholder communications; (iii) development and implementation of procedures for monitoring compliance with regulatory requirements and compliance with the Portfolios' investment objectives, policies and restrictions; and (iv) any other administrative services reasonably necessary for the operation of the Portfolios other than those services that are provided by the Portfolios' transfer agent, custodian and fund accountant. Funds Management also furnishes office space and certain facilities required for conducting the Portfolios' business together with ordinary clerical and bookkeeping services.

     In addition, Funds Management has agreed to pay all of the Portfolios' fees and expenses for services provided by the Portfolios' transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers out of the fees it receives as Administrator. For providing administrative services, including paying the Portfolios' fees and expenses for services provided by the Portfolios' transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers, Funds Management is entitled to receive an annual fee at the rates indicated below, as a percentage of each Portfolio's average daily net assets.

     Class                                             Fee
     -----                                             ---
                                      Prior to 8/1/04      Effective 8/1/04
                                      ---------------      ----------------
     Unnamed share class                    0.33%         0-4.99B      0.33%
                                                          5-9.99B      0.32%
                                                          >9.99B       0.31%

     For the fiscal year-ends indicated below, the Portfolios paid the following amounts to Funds Management and/or Wells Fargo Bank for administration services:


                                            05/31/03              05/31/02                 05/31/01
                                            --------              --------                 --------
        Portfolio                       Funds Management      Funds Management      Wells Fargo/Funds Mgmt.
        ---------                       ----------------      ----------------      -----------------------
        Growth Portfolio                    $143,005               $127,845                 $36,344
        Growth Balanced Portfolio           $293,042               $163,666                 $74,617
        Growth and Income Portfolio         $ 84,496               $ 69,005                 $     0

     Distributor

     Stephens Inc. ("Stephens" or the "Distributor"), located at 111 Center Street, Little Rock, Arkansas 72201, serves as the distributor for the Portfolios. The Portfolios have adopted a distribution plan (a "Plan") under
Section 12(b) under the 1940 Act and Rule 12b-1 thereunder (the "Rule"). The Plan was adopted by the Trust's Board, including a majority of the Trustees who were not "interested persons" (as defined under the 1940 Act) of the Portfolios and who had no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Non-Interested Trustees").

     Under the Plan and pursuant to the related Distribution Agreement, each Portfolio pays Stephens, on a monthly basis, an annual fee of up to 0.75% of its average daily net assets, as compensation for distribution-related services or as reimbursement for distribution-related expenses.

     The actual fee payable to the Distributor by the Portfolios is determined, within such limits, from time to time by mutual agreement between the Trust and the Distributor and will not exceed the maximum sales charges payable by mutual funds sold by members of the National Association of Securities Dealers, Inc. ("NASD") under the Conduct Rules of the NASD. The Distributor may enter into selling agreements with one or more selling agents (which may include Wells Fargo Bank, Funds Management and their affiliates) under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Portfolio shares attributable to their customers. The Distributor may retain any portion of the total distribution fee payable thereunder to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.

     For the fiscal year ended May 31, 2003, the Portfolios paid Stephens the following fees for distribution-related services:

                                                          Printing &
                                                            Mailing     Underwriters     Compensation
          Portfolio              Total     Advertising   Prospectuses   Compensation   to Broker/Dealers
---------------------------------------------------------------------------------------------------------
Growth Portfolio               $ 374,731       $0             $0          $ 374,731           $0
Growth Balanced Portfolio      $ 749,383       $0             $0          $ 749,383           $0
Growth and Income Portfolio    $ 218,188       $0             $0          $ 218,188           $0
---------------------------------------------------------------------------------------------------------

     General. The Plan will continue in effect from year to year if such continuance is approved by a majority vote of both the Trustees and the Non-Interested Trustees. Any Distribution Agreement related to the Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Such agreement will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the Portfolio or by vote of a majority of the Non-Interested Trustees on not more than 60 days' written notice. The Plan may not be amended to increase materially the amounts payable thereunder without the approval of a majority of the outstanding voting securities of the Portfolio, and no material amendment to the Plan may be made except by a majority of both the Trustees and the Non-Interested Trustees.

     The Plan requires that the Treasurer of the Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefore) under the Plan. The Rule also requires that the selection and nomination of Trustees who are not "interested persons" of the Trust be made by such disinterested Trustees.

     Wells Fargo Bank and Funds Management, interested persons (as that term is defined in Section 2(a)(19) of the 1940 Act) of the Trust, act as selling agents for the Portfolios' shares pursuant to selling agreements with Stephens authorized under the Plan. As selling agents, Wells Fargo Bank and Funds Management have an indirect financial interest in the operation of the Plan. The Trustees have concluded that the Plan is reasonably likely to benefit the Portfolios and their shareholders because the Plan authorizes the relationships with selling agents, including Wells Fargo Bank and Funds Management, that have previously developed distribution channels and relationships with the retail customers that the Portfolios are designed to serve. The Trustees believe that these relationships and distribution channels provide potential for increased Portfolio assets and ultimately corresponding economic efficiencies (i.e., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management. In addition to payments received from the Portfolios, selling or servicing agents may receive significant additional payments directly from the Adviser, Distributor, or their affiliates in connection with the sale of Portfolio shares.

     Custodian

     Wells Fargo Bank, located at 6/th/ & Marquette, Minneapolis, Minnesota 55479, acts as custodian for each Portfolio. The Custodian, among other things, maintains a custody account or accounts in the name of each Portfolio, receives and delivers all assets for each Portfolio upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of each Portfolio, and pays all expenses of each Portfolio. For its services as Custodian, Wells Fargo Bank is entitled to receive an annual fee of 0.02% of the average daily net assets of each Portfolio.

     Fund Accountant

     Effective the first quarter of 2003, PFPC, Inc. ("PFPC"), located at 400 Bellevue Parkway, Wilmington, Delaware 19809, serves as fund accountant for the Portfolios. For its services as fund accountant, PFPC is entitled to receive an annual asset-based Fund Complex fee, as listed in the chart below:

       ----------------------------------------------------------------------
               Average Fund Complex
                 Daily Net Assets             Annual Asset-Based Fees
       ----------------------------------------------------------------------
                   $0-85 billion                      0.0057%
       ----------------------------------------------------------------------
                    >$85 billion                      0.0025%
       ----------------------------------------------------------------------

Each Portfolio's share of the annual asset-based Fund Complex fee will be based on its proportionate share of the aggregate average net assets of all the funds in the Fund Complex (excluding the Master Trust Portfolios). Finally, PFPC will be entitled to receive certain out-of-pocket costs.

     Prior to PFPC, Forum Accounting Services, LLC ("Forum Accounting") served as fund accountant for the Portfolios. For its services as fund accountant, Forum Accounting received a monthly base fee per Portfolio of $5,000. In addition, Forum Accounting was also entitled to receive a fee equal to 0.0025% of the average daily net assets of each Portfolio (excluding the net assets invested in master portfolios of Master Trust which paid Forum Accounting a similar fee).

     Transfer and Dividend Disbursing Agent

     Boston Financial Data Services, Inc. ("BFDS"), located at Two Heritage Drive, Quincy, Massachusetts 02171, acts as transfer and dividend disbursing agent for the Portfolios. For providing such services, BFDS is entitled to receive fees from the Administrator.

     Underwriting Commissions

     Stephens serves as the principal underwriter distributing securities of the Portfolios on a continuous basis. For the fiscal year ended May 31, 2003, the Portfolios paid (in the aggregate) $949,721 to Stephens in underwriting commissions, and Stephens retained $664. For the fiscal year ended May 31, 2002, the Portfolios paid (in the aggregate) $2,152,973 to Stephens in underwriting commissions, and Stephens retained $628. For the fiscal year ended May 31, 2001, the Portfolios paid (in the aggregate) $1,975,840 to Stephens in underwriting commissions, and Stephens retained $0.

     Code of Ethics

     The Fund Complex, the Adviser and the Sub-Adviser each have adopted a code of ethics that contains policies on personal securities transactions by "access persons." These policies comply with Rule 17j-1 under the 1940 Act. Each code of ethics, among other things, permits access persons to invest in certain securities, subject to various restrictions and requirements. More specifically, each code of ethics either prohibits its access persons from purchasing or selling securities that may be purchased or held by a Portfolio or permits such access persons to purchase or sell such securities, subject to certain restrictions. For purposes of a code of ethics, an access person means (i) a director, trustee or officer of a fund or investment adviser; (ii) any employee of a fund or investment adviser (or any company in a control relationship to a fund or investment adviser) who, in connection makes, participates in, or obtains information about the purchase or sale of securities by a fund, or whose functions relate to the making of any recommendations with respect to the purchases or sales; and (iii) any natural person in a control relationship to a fund or investment adviser who obtains information concerning recommendations made to a fund regarding the purchase or sale of securities. Portfolio managers and other persons who assist in the investment process are subject to additional restrictions under Rule 17j-1. The above restrictions do not apply to purchases or sales of certain types of securities, including mutual fund shares, money market instruments and certain U.S. Government securities. To facilitate enforcement, the codes of ethics generally require that an access person, other than "disinterested" directors or trustees, submit reports to a designated compliance person regarding transactions involving securities which are eligible for purchase by a Portfolio. The codes of ethics for the Fund Complex, Adviser and Sub-Adviser are on public file with, and available from, the SEC.

                            PERFORMANCE CALCULATIONS

     The Portfolios may advertise certain yield and total return information. Quotations of yield and total return reflect only the performance of a hypothetical investment in a Portfolio or class of shares during the particular time period shown. Yield and total return vary based on changes in the market conditions and the level of a Portfolio's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

     In connection with communicating its performance to current or prospective shareholders, these figures may also be compared to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

     Performance information for a Portfolio may be useful in reviewing the performance of such Portfolio and for providing a basis for comparison with investment alternatives. The performance of a Portfolio, however, may not be comparable to the performance from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate performance.

     Performance information may be advertised for non-standardized periods, including year-to-date and other periods less than a year for the Portfolio. Annual and Semi-Annual Reports for the Wells Fargo WealthBuilder Equity, Wells Fargo WealthBuilder Growth Balanced and Wells Fargo WealthBuilder Tactical Equity Portfolios may contain additional performance information, and are available free of charge upon request.

     Average Annual Total Return

     The Portfolios may advertise certain total return information. As and to the extent required by the SEC, an average annual compound rate of return ("T") is computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment ("P") over a period of years ("n") according to the following formula: P(1+T)/n/=ERV. Average annual total return information for the fiscal year ended May 31, 2003, is incorporated by reference to the Wells Fargo WealthBuilder Equity, Wells Fargo WealthBuilder Growth Balanced and Wells Fargo WealthBuilder Tactical Equity Portfolios' Annual Report.

     Average Annual Total Return (After Taxes on Distributions). As and to the extent required by the SEC, the Portfolio's average annual total returns (after taxes on distributions) ("T") is computed by using the redeemable value at the end of a specified period, after deducting taxes on Portfolio distributions but without redemption of Portfolio shares ("ATV//D//") of a hypothetical initial investment ("P") over a period of years ("n") according to the following formula: P(1+T)/n/=ATV//D//.

     Average Annual Total Return (After Taxes on Distributions and Redemption). As and to the extent required by the SEC, the Portfolio's average annual total returns (after taxes on distributions and redemption) ("T") is computed by using the redeemable value at the end of a specified period, after deducting taxes on Portfolio distributions and redemption of Portfolio shares ("ATV//DR//"), of a hypothetical initial investment ("P") over a period of years ("n") according to the following formula: P(1+T)/n/=ATV//DR//.

     All of the above average annual total return information, along with the before-tax average annual total returns for an appropriate broad-based index, for the calendar year ended December 31, 2002, is presented in the Prospectus.

     From time to time and only to the extent the comparison is appropriate for a Portfolio, the Trust may quote the performance or price-earnings ratio of a Portfolio in advertising and other types of literature as compared to the performance of managed or unmanaged indices or performance data of bonds, municipal securities, stocks or government securities, or by other services, companies, publications or persons who monitor mutual funds on overall performance or other criteria.

     Any such comparisons may be useful to investors who wish to compare past performance of the Portfolios with the performance of a Portfolio's competitors. Of course, past performance cannot be a guarantee of future results. The Trust also may include, from time to time, a reference to certain marketing approaches of the Distributor, including, for example, a reference to a potential shareholder being contacted by a selected broker-dealer. General mutual fund statistics provided by the Investment Company Institute may also be used.

     The Trust also may use the following information in advertisements and other types of literature, only to the extent the information is appropriate for a Portfolio: (i) the Consumer Price Index may be used to assess the real rate of return from an investment in a Portfolio; (ii) other government statistics;
(iii) the effect of tax-deferred compounding on the investment returns of a Portfolio or on returns in general, may be illustrated by graphs, charts, etc., where such graphs or charts would compare, at various points in time, the return from an investment in the Portfolio (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (iv) the sectors or industries in which the Portfolio invests may be compared to relevant indices of stocks or surveys (e.g., S&P Industry Surveys) to evaluate the historical performance or current or potential value of a Portfolio with respect to the particular industry or sector.

     The Trust also may use, in advertisements and other types of literature, information and statements: (1) showing that bank savings accounts offer a guaranteed return of principal and a fixed rate of interest, but no opportunity for capital growth; and (2) describing Funds Management and its affiliates and predecessors, as one of the first investment managers to advise investment accounts using asset allocation and index strategies. The Trust also may include in advertising and other types of literature information and other data from reports and studies, including information regarding federal and state tax levels and the related "Tax Freedom Day."

     The Trust also may discuss in advertising and other types of literature that a Portfolio has been assigned a rating by an NRSRO, such as S&P. Such rating would assess the creditworthiness of the investments held by a Portfolio. The assigned rating would not be a recommendation to purchase, sell or hold a Portfolio's shares since the rating would not comment on the market price of a Portfolio's shares or the suitability of a Portfolio for a particular investor. In addition, the assigned rating would be subject to change, suspension or withdrawal as a result of changes in, or unavailability of, information relating to a Portfolio or its investments. The Trust may compare the performance of a Portfolio with other investments that are assigned ratings by NRSROs. Any such comparisons may be useful to investors who wish to compare a Portfolio's past performance with other rated investments.

     From time to time, a Portfolio may use the following statements, or variations thereof, in advertisements and other promotional materials: "Wells Fargo Bank, as Shareholder Servicing Agent for the Wells Fargo Funds Trust, provides various services to their customers that are also shareholders of the Portfolios. These services may include access to Wells Fargo Funds Trust's account information through Automated Teller Machines (ATMs), the placement of purchase and redemption requests for shares of the Portfolios through ATMs and the availability of combined Wells Fargo Bank and Wells Fargo Funds Trust account statements."

     The Trust also may disclose in advertising and other types of sales literature the assets and categories of assets under management by the Trust's Adviser and the total amount of assets and mutual fund assets managed by Funds Management. As of June 30, 2003, Funds Management and its affiliates managed over $183 billion in actual fund assets.

     The Trust may disclose in advertising and other types of literature that investors can open and maintain Sweep Accounts over the Internet or through other electronic channels (collectively, "Electronic Channels"). Such advertising and other literature may discuss the investment options available to investors, including the types of accounts and any applicable fees. Such advertising and other literature may disclose that Wells Fargo Bank is the first major bank to offer an online application for a mutual fund account that can be filled out completely through Electronic Channels. Advertising and other literature may disclose that Wells Fargo Bank may maintain Web sites, pages or other information sites accessible through Electronic Channels (an "Information Site") and may describe the contents and features of the Information Site and instruct investors on how to access the Information Site and open a Sweep Account. Advertising and other literature may also disclose the procedures employed by Wells Fargo Bank to secure information provided by investors, including disclosure and discussion of the tools and services for accessing Electronic Channels. Such advertising or other literature may include discussions of the advantages of establishing and maintaining a Sweep Account through Electronic Channels and testimonials from Wells Fargo Bank customers or employees and may also include descriptions of locations where product demonstrations may occur. The Trust may also disclose the ranking of Wells Fargo Bank as one of the largest money managers in the United States.

                        DETERMINATION OF NET ASSET VALUE

     NAV per share for each Portfolio is determined as of the close of regular trading at 4:00 p.m. (Eastern time) on each day the New York Stock Exchange ("NYSE") is open for business. Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the NAV of the Portfolios' shares.

     Each Portfolio's investments are generally valued at current market prices. Securities are generally valued based on the last sales price during the regular trading session if the security trades on an exchange ("closing price"), and if there is no sale, based on the latest bid quotations. Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on The Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. A Portfolio may be required to depart from these general valuation methods and use fair value pricing methods to determine the value of certain investments if it is determined that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or the latest bid price but before a Portfolio calculates its NAV that materially affects the value of the security.

     Money market instruments and debt instruments maturing in 60 days or less are valued at amortized cost. Futures contracts will be marked to market daily at their respective settlement prices determined by the relevant exchange. Prices for fixed-income and other securities may be furnished by a reputable independent pricing service. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Shares of the Portfolios may be purchased on any day the Portfolios are open for business. Each Portfolio is open for business each day the NYSE is open for trading (a "Business Day"). Currently, the NYSE is closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day (each a "Holiday"). When any Holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such Holiday.

     Purchase orders for a Portfolio received before such Portfolio's NAV calculation time generally are processed at such time on that Business Day. Purchase Orders received after a Portfolio's NAV calculation time generally are processed at such Portfolio's NAV calculation time on the next Business Day. Selling Agents may establish earlier cut-off times for processing your order. Requests received by a Selling Agent after the applicable cut-off time will be processed on the next Business Day. On any day the NYSE closes early, the Portfolios will close early. On these days, the NAV calculation time and the dividend, purchase and redemption cut-off times for the Portfolios may be earlier than their stated NAV calculation time described above.

     Payment for shares may, in the discretion of the adviser, be made in the form of securities that are permissible investments for the Portfolios. For further information about this form of payment, please contact the Distributor. In connection with an in-kind securities payment, the Portfolios will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by a Portfolio and that such Portfolio receives satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Portfolio; and (iii) adequate information will be provided concerning the basis and other matters relating to the securities.

     The Portfolios reserve the right to reject any purchase orders, and under the 1940 Act, may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings), or during which trading is restricted, or during which, as determined by SEC rule, regulation or order, an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit. The Trust may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Trust's responsibilities under the 1940 Act. In addition, the Trust may redeem shares involuntarily to reimburse the Portfolio for any losses sustained by reason of the failure of a shareholder to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of a Portfolio as provided from time to time in the Prospectus.

     Purchases and Redemptions for Existing Wells Fargo Funds Account Holders via the Internet. All existing shareholders who purchased their shares directly from Wells Fargo Funds may purchase additional shares of the Portfolio that they already own and redeem existing shares via the Internet. For purchases, such account holders must have a bank account linked to their Wells Fargo Funds account. Redemptions may be deposited into a linked bank account or mailed via check to the shareholder's address of record. Internet account access is available for institutional clients; shareholders should contact Investor Services at 1-800-222-8222 or log on at www.wellsfargofunds.com for further details. Shareholders who hold their shares in a brokerage account should contact their selling agent.

     Purchases and Redemptions Through Brokers and/or Their Affiliates. A broker may charge transaction fees on the purchase and/or sale of Portfolio shares in addition to those fees described in the Prospectus in the Summary of Expenses. The Trust has authorized one or more brokers to receive on its behalf purchase and redemption orders, and such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Trust's behalf. The Trust will be deemed to have received a purchase or redemption order for Portfolio shares when an authorized broker or, if applicable, a broker's authorized designee, receives the order, and such orders will be priced at the Portfolio's NAV next calculated after they are received by the authorized broker or the broker's designee.

     Sales Charge Waiver on Purchases of Class C shares. Shareholders who redeem from a Portfolio are allowed, within 120 days from the date of such redemption, to use the redemption proceeds to purchase Class C shares of another Wells Fargo Fund at NAV. Shareholders who choose this option will be subject to a 1.00% CDSC if they redeem their shares within one year from the date of purchase.

     Reduced Sales Charges for Employees of the Transfer Agent. Employees of BFDS, transfer agent for the Trust, may purchase WealthBuilder Portfolio shares at NAV.

     Temporary Waiver of Sales Charges for Certain Purchases. Through April 30, 2004, no front-end sales charge will be imposed on any purchase of shares of Wells Fargo WealthBuilder Portfolios or Class A shares of any other Wells Fargo Fund if: (i) such purchase is made with the proceeds of a redemption from any mutual fund that is not in the Wells Fargo Funds family within 120 days from the date of the redemption; and (ii) an initial or contingent deferred sales charge was paid on the prior investment in such mutual fund. Investors will be required to provide appropriate proof of eligibility for this sales charge waiver. Not all selling agents are participating in this program. If you intend to purchase shares through a selling agent, please consult your selling agent to determine their participation in this program.

                             PORTFOLIO TRANSACTIONS

     The Trust has no obligation to deal with any broker-dealer or group of broker-dealers in the execution of transactions in portfolio securities. Subject to the supervision of the Trustees and the supervision of the Adviser, the Portfolios' Sub-Adviser is responsible for each Portfolio's investment decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Sub-Adviser to obtain the best overall results taking into account various factors, including, but not limited to, the size and type of transaction involved; the broker-dealer's risk in positioning the securities involved; the nature and character of the market for the security; the confidentiality, speed and certainty of effective execution required for the transaction; the general execution and operational capabilities of the broker-dealer; the reputation, reliability, experience and financial condition of the firm; the value and quality of the services rendered by the firm in this and other transactions; and the reasonableness of the spread or commission, if any. While the Sub-Adviser generally seeks reasonably competitive spreads or commissions, the Portfolios will not necessarily be paying the lowest spread or commission available.

     Purchases and sales of non-equity securities usually will be principal transactions. Portfolio securities normally will be purchased or sold from or to broker-dealers serving as market makers for the securities at a net price. Each of the Portfolios also will purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, municipal obligations and taxable money market securities are traded on a net basis and do not involve brokerage commissions. The cost of executing a Portfolio's securities transactions will consist primarily of broker-dealer spreads and underwriting commissions. Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Trust as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available. The Portfolio may purchase securities from underwriting syndicates of which Stephens or Funds Management is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act and in compliance with procedures adopted by the Trustees.

     Purchases and sales of equity securities on a securities exchange are effected through broker-dealers who charge a negotiated commission for their services. Orders may be directed to any broker-dealers including, to the extent and in the manner permitted by applicable law, Stephens or affiliated brokers. In the over-the-counter market, securities are generally traded on a "net" basis with broker-dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the broker-dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

     In placing orders for portfolio securities of a Portfolio, the Sub-Adviser is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that the Sub-Adviser will seek to execute each transaction at a price and commission, if any, that provide the most favorable total cost or proceeds reasonably attainable in the circumstances. Commission rates are established pursuant to negotiations with the broker-dealer based, in part, on the quality and quantity of execution services provided by the broker-dealer and in the light of generally prevailing rates. Furthermore, the Adviser oversees the Sub-Adviser's trade execution procedures to ensure that such procedures are in place, that they are adhered to, and that adjustments are made to the procedures to address ongoing changes in the marketplace.

     The Sub-Adviser may, in circumstances in which two or more broker-dealers are in a position to offer comparable results for a Portfolio's investment portfolio transaction, give preference to a dealer that has provided statistical or other research services to the Sub-Adviser. In selecting a broker-dealer under these circumstances, the Sub-Adviser will consider, in addition to the factors listed above, the quality of the research provided by the broker-dealer. The Sub-Adviser may pay higher commissions than those obtainable from other broker-dealers in exchange for such research services. The research services generally include (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the advisability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto. By allocating transactions in this manner, the Sub-Adviser is able to supplement its research and analysis with the views and information of securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed by the Sub-Adviser under the advisory contracts, and the expenses of the Sub-Adviser will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by broker-dealers through which the Sub-Adviser places securities transactions for a Portfolio may be used by the Sub-Adviser in servicing its other accounts, and not all of these services may be used by the Sub-Adviser in connection with advising the Portfolios.

     Portfolio Turnover. The portfolio turnover rate is not a limiting factor when the Sub-Adviser deems portfolio changes appropriate. Changes may be made in the portfolios consistent with the investment objectives and policies of the Portfolios whenever such changes are believed to be in the best interests of the Portfolios and their shareholders. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of the Portfolio's portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. Portfolio turnover generally involves some expenses to the Portfolios, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover also may result in adverse tax consequences to a Portfolio's shareholders. Portfolio turnover rate is not a limiting factor when the adviser deems portfolio changes appropriate.

     Brokerage Commissions. For the fiscal year ended May 31, 2003, the Portfolios paid no brokerage commissions. For the fiscal year ended May 31, 2002, the Portfolios paid a total of $8,865 in brokerage commissions on portfolio transactions. No commissions were paid to affiliated brokers.

                               PORTFOLIO EXPENSES

     From time to time, Funds Management may waive fees from the Portfolios in whole or in part. Any such waiver will reduce expenses and, accordingly, have a favorable impact on a Portfolio's performance.

     Except for the expenses borne by Funds Management, the Trust bears all costs of its operations, including the compensation of its Trustees who are not affiliated with Funds Management or any of its affiliates; advisory, shareholder servicing and administration fees; payments pursuant to any plan; interest charges; taxes; fees and expenses of its independent auditors, legal counsel, transfer agent and dividend disbursing agent; expenses of redeeming shares; expenses of preparing and printing prospectuses (except the expense of printing and mailing prospectuses used for promotional purposes, unless otherwise payable pursuant to a Plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues; brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of its custodian, including those for keeping books and accounts and calculating the NAV per share of a Portfolio; expenses of shareholders' meetings; expenses relating to the issuance, registration and qualification of a Portfolio's shares; and pricing services, organizational expenses and any extraordinary expenses. Expenses attributable to the Portfolios are charged against a Portfolio's assets. General expenses of the Trust are allocated among all of the funds of the Trust, including the Portfolios, in a manner proportionate to the net assets of each Portfolio, on a transactional basis, or on such other basis as the Trustees deem equitable.

                                      TAXES

     The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Taxes." The Prospectus generally describes the federal income tax treatment of distributions by the Portfolios. This section of the SAI provides additional information concerning federal income taxes. It is based on the Internal Revenue Code (the "Code"), applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. The following discussion does not address any state, local or foreign tax matters.

     A shareholder's tax treatment may vary depending upon his or her particular situation. This discussion only applies to shareholders holding Portfolio shares as capital assets within the meaning the Code. Except as otherwise noted, it may not apply to certain types of shareholders who may be subject to special rules, such as insurance companies, tax-exempt organizations, shareholders holding Portfolio shares through a tax-advantaged accounts (such as 401(k) Plan Accounts or Individual Retirement Accounts), financial institutions, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither a citizen nor resident of the United States, shareholders holding Portfolio shares as part of a hedge, straddle or conversion transaction, and shareholders who are not subject to the federal alternative minimum tax.

     The Trust has not requested and will not request an advance ruling from the Internal Revenue Service (the "IRS") as to the federal income tax matters described below. The IRS could adopt positions contrary to that discussed below and such positions could be sustained. In addition, the foregoing discussion and the discussion in the Prospectus applicable to each shareholder address only some of the federal income tax considerations generally affecting investments in the Portfolios. Prospective shareholders are urged to consult with their own tax advisors and financial planners as to the particular federal tax consequences to them of an investment in a Portfolio, as well as the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.

     Qualification as a Regulated Investment Company. The Trust intends to continue to qualify each Portfolio as a "regulated investment company" under Subchapter M of the Code, as long as such qualification is in the best interests of the Portfolio's shareholders. Each Portfolio will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will apply separately to each Portfolio, rather than to the Trust as a whole. Furthermore, each Portfolio will separately determine its income, gains and expenses for federal income tax purposes.

     In order to qualify as a regulated investment company under the Code, each Portfolio must, among other things, derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts). Pursuant to future regulations, the IRS may limit qualifying income from foreign currency gains to the amount of such currency gains are directly related to a Portfolio's principal business of investing in stock or securities. Each Portfolio must also diversify its holdings so that, at the end of each quarter of the taxable year: (i) at least 50% of the fair market value of its assets consists of (A) cash, government securities and securities of other regulated investment companies, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed the greater of 5% of the Portfolio's total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Portfolio's total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), or in two or more issuers the Portfolio controls and which are engaged in the same or similar trades or businesses. The qualifying income and diversification requirements applicable to a Portfolio may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts and swap agreements.

     In addition, each Portfolio generally must distribute to its shareholders at least 90% of its investment company taxable income, which generally includes its ordinary income and net short-term capital gain, as well as 90% of its net tax-exempt income earned in each taxable year. A Portfolio generally will not be subject to federal income tax on the investment company taxable income and net capital gain it distributes to its shareholders. For this purpose, a Portfolio generally must make the distributions in the same year that it realizes the income and gain. However, in certain circumstances, a Portfolio may make the distributions in the following taxable year. Furthermore, if a Portfolio declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, the Portfolio and its shareholders will be treated as if the Portfolio paid the distribution by December 31 of the first taxable year. Each Portfolio intends to distribute its net income and gain in a timely manner to maintain its status as a regulated investment company and eliminate Portfolio-level federal income taxation of such income and gain. However, no assurance can be given that a Portfolio will not be subject to federal income taxation.

     Excise Tax. A 4% nondeductible excise tax will be imposed on each Portfolio's net income and gains (other than to the extent of its tax-exempt interest income, if any) to the extent it fails to distribute during each calendar year at least 98% of its ordinary income (excluding capital gains and losses), at least 98% of its net capital gains (adjusted for ordinary losses) for the 12 month period ending on October 31, and all of its ordinary income and capital gains from previous years that were not distributed during such years. Each Portfolio intends to actually or be deemed to distribute substantially all of its net income and gains, if any, by the end of each calendar year and, thus, expects not to be subject to the excise tax. However, no assurance can be given that a Portfolio will not be subject to the excise tax.

     Capital Loss Carry-Forwards. A Portfolio is permitted to carry forward a net capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss. A Portfolio's capital loss carry-forward is treated as a short-term capital loss in the year to which it is carried. If future capital gains are offset by carried-forward capital losses, such future capital gains are not subject to Portfolio-level federal income taxation, regardless of whether they are distributed to shareholders. Accordingly, the Portfolios do not expect to distribute such capital gains. The Portfolios cannot carry back or carry forward any net operating losses.

     Equalization Accounting. Under the Code, the Portfolios may use the so-called "equalization method" of accounting to allocate a portion of its "earnings and profits," which generally equals a Portfolio's undistributed net investment income and realized capital gains, with certain adjustments, to redemption proceeds. This method permits a Portfolio to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect a Portfolio's total returns, it may reduce the amount that the Portfolio would otherwise distribute to continuing shareholders by reducing the effect of purchases and redemptions of Portfolio shares on Portfolio distributions to shareholders. However, the IRS may not have expressly sanctioned the equalization accounting method used by the Portfolios, and thus the use of this method may be subject to IRS scrutiny.

     Investment through Underlying Funds. The Portfolios seek to continue to qualify as regulated investment companies by investing substantially all of their assets through the Underlying Funds. Each Underlying Fund intends to continue to qualify as a regulated investment company under the Code as well.

     Taxation of Underlying Fund Investments. In general, if an Underlying Fund realizes gains or losses on the sale of portfolio securities, such gains or losses will be capital gains or losses, and long-term capital gains or losses if the Underlying Fund has held the disposed securities for more than one year at the time of disposition.

     If an Underlying Fund purchases a debt obligation with original issue discount, generally at a price less than its principal amount ("OID"), such as a zero-coupon bond, the Underlying Fund may be required to annually include in its taxable income a portion of the OID as ordinary income, even though the Underlying Fund will not receive cash payments for such discount until maturity or disposition of the obligation. A portion of the OID includible in income with respect to certain high-yield corporate debt securities may be treated as a dividend for federal income tax purposes. Gains recognized on the disposition of a debt obligation (including a municipal obligation) purchased by a Underlying Fund at a market discount, generally at a price less than its principal amount, generally will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Underlying Fund held the debt obligation. An Underlying Fund generally will be required to make distributions to shareholders representing the OID on debt securities that is currently includible in income, even though the cash representing such income may not have been received by the Underlying Fund. Cash to pay such distributions may be obtained from sales proceeds of securities held by an Underlying Fund.

     If an option granted by an Underlying Fund lapses or is terminated through a closing transaction, such as a repurchase by the Underlying Fund of the option from its holder, the Underlying Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Underlying Fund in the closing transaction. Some capital losses may be deferred if they result from a position that is part of a "straddle," discussed below. If securities are sold by an Underlying Fund pursuant to the exercise of a call option granted by it, the Underlying Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by an Underlying Fund pursuant to the exercise of a put option written by it, the Underlying Fund will subtract the premium received from its cost basis in the securities purchased.

     Some regulated futures contracts, certain foreign currency contracts, and non-equity, listed options used by an Underlying Fund will be deemed "Section 1256 contracts." An Underlying Fund will be required to "mark to market" any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at market value. Sixty percent of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the "mark-to-market" rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss. Transactions that qualify as designated hedges are excepted from the mark-to-market rule and the "60%/40%" rule.

     Foreign exchange gains and losses realized by an underlying Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options and futures contracts relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount and timing of recognition of the Underlying Fund's income. Under future Treasury Regulations, any such transactions that are not directly related to an Underlying Fund's investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Underlying Fund to satisfy the 90% income test described above. If the net foreign exchange loss for a year exceeds an Underlying Fund's investment company taxable income (computed without regard to such loss), the resulting ordinary loss for such year will not be deductible by the Underlying Fund or its shareholders in future years.

     Offsetting positions held by an Underlying Fund involving certain financial forward, futures or options contracts may be considered, for federal income tax purposes, to constitute "straddles." The tax treatment of "straddles" is governed by Section 1092 of the Code, which, in certain circumstances, overrides or modifies the provisions of Section 1256. If an Underlying Fund is treated as entering into "straddles" by engaging in certain financial forward, futures or option contracts, such straddles could be characterized as "mixed straddles" if the futures, forward, or option contracts comprising a part of such straddles are governed by Section 1256 of the Code, described above. An Underlying Fund may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results with respect to an Underlying Fund may differ. Generally, to the extent the straddle rules apply to positions established by an Underlying Fund, losses realized by the Underlying Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and the conversion transaction rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain or ordinary income. Because the application of the straddle rules may affect the character of gains and losses, defer losses, and/or accelerate the recognition of gains or losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income of long-term capital gain, may be increased or decreased substantially as compared to if an Underlying Fund had not engaged in such transactions.

     If an Underlying Fund enters into a "constructive sale" of any appreciated position in stock, a partnership interest, or certain debt instruments, the Underlying Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale occurs when an Underlying Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; or
(iii) a futures or forward contract, or (iv) other transactions identified in future Treasury Regulations. The character of the gain from constructive sales will depend upon an Underlying Fund's holding period in the property. Losses from a constructive sale of property will be recognized when the property is subsequently disposed of. The character of such losses will depend upon an Underlying Fund's holding period in the property and the application of various loss deferral provisions in the Code.

     The amount of long-term capital gain an Underlying Fund may recognize from derivative transactions is limited with respect to certain pass-through entities. The amount of long-term capital gain is limited to the amount of such gain an Underlying Fund would have had if the Underlying Fund directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.

     "Passive foreign investment corporations" ("PFICs") are generally defined as foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or that hold at least 50% of their assets in investments producing such passive income. If an Underlying Fund acquires any equity interest (which generally includes not only stock but also an option to acquire stock such as is inherent in a convertible bond under proposed Treasury Regulations) in a PFIC, the Underlying Fund could be subject to federal income tax and IRS interest charges on "excess distributions" received from the PFIC or on gain from the sale of stock in the PFIC, even if all income or gain actually received by the Underlying Fund is timely distributed to its shareholders. Excess distributions will be characterized as ordinary income even though, absent the application of PFIC rules, some excess distributions would have been classified as capital gain.

     An Underlying Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to PFICs. Elections may be available that would ameliorate these adverse tax consequences, but such elections could require an Underlying Fund to recognize taxable income or gain without the concurrent receipt of cash. Investments in PFICs could also result in the treatment of associated capital gains as ordinary income. The Underlying Funds may limit and/or manage their holdings in PFICs to minimize their tax liability or maximize their returns from these investments. Because it is not always possible to identify a foreign corporation as a PFIC in advance of acquiring shares in the corporation, however, an Underlying Fund may incur the tax and interest charges described above in some instances.

     Rules governing the federal income tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while each Underlying Fund intends to account for such transactions in a manner it deems to be appropriate, the IRS might not accept such treatment. If it did not, the status of an Underlying Fund as a regulated investment company might be jeopardized. The Underlying Funds intend to monitor developments in this area. Certain requirements that must be met under the Code in order for each Underlying Fund to qualify as a regulated investment company may limit the extent to which an Underlying Fund will be able to engage in swap agreements.

     In addition to the investments described above, prospective shareholders should be aware that other investments made by the Underlying Funds may involve sophisticated tax rules that may result in income or gain recognition by the Underlying Funds without corresponding current cash receipts. Although the Underlying Funds seek to avoid significant noncash income, such noncash income could be recognized by the Underlying Funds, in which case the Underlying Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Underlying Funds could be required at times to liquidate investments prematurely in order to satisfy their minimum distribution requirements.

     Taxation of Distributions. For federal income tax purposes, a Portfolio's earnings and profits, described above, are determined at the end of the Portfolio's taxable year and are allocated pro rata over the entire year. All distributions paid out of a Portfolio's earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in the Portfolio, generally are deemed to be taxable distributions and must be reported on each shareholder's federal income tax return. Distributions in excess of a Portfolio's earnings and profits will first be treated as a return of capital up to the amount of a shareholder's tax basis in his or her Portfolio shares and then capital gain. A Portfolio may make distributions in excess of earnings and profits to a limited extent, from time to time.

     Distributions designated by a Portfolio as a capital gain distribution will be taxed to shareholders as long-term capital gain (to the extent such distributions do not exceed the Portfolio's actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Portfolio shares. Each Portfolio will designate capital gains distributions, if any, in a written notice mailed by the Portfolio to its shareholders not later than 60 days after the close of the Portfolio's taxable year.

     Some states will not tax distributions made to individual shareholders that are attributable to interest a Portfolio earned on direct obligations of the U.S. Government if the Portfolio meets the state's minimum investment or reporting requirements, if any. Investments in Government National Mortgage Association or Federal National Mortgage Association securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities generally do not qualify for tax-free treatment. This exemption may not apply to corporate shareholders.

     Sales and Exchanges of Portfolio Shares. If a shareholder sells, pursuant to a cash or in-kind redemption, or exchanges his or her Portfolio shares, subject to the discussion below, he or she generally will realize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed received in the case of an exchange) and his or her tax basis in the shares. This gain or loss will be long-term capital gain or loss if he or she has held such Portfolio shares for more than one year at the time of the sale or exchange. Under certain circumstances, an individual shareholder receiving qualified dividend income from a Portfolio, explained further below, may be required to treat a loss on the sale or exchange of Portfolio shares as a long-term capital loss.

     If a shareholder sells or exchanges Portfolio shares within 90 days of having acquired such shares and if, as a result of having initially acquired those shares, he or she subsequently pays a reduced sales charge on a new purchase of shares of the Portfolio or a different regulated investment company, the sales charge previously incurred in acquiring the Portfolio's shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Also, if a shareholder realizes a loss on a disposition of Portfolio shares, the loss will be disallowed to the extent that he or she purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be included in the tax basis of the purchased shares.

     If a shareholder receives a capital gain distribution with respect to any Portfolio share and such Portfolio share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Portfolio share will be treated as a long-term capital loss to the extent of the capital gain distribution. These loss disallowance rule does not apply to losses realized under a periodic redemption plan.

     Foreign Taxes. Amounts realized by a Portfolio on foreign securities may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of a Portfolio's total assets at the close of its taxable year consists of securities of non-U.S. corporations, the Portfolio will be eligible to file an annual election with the IRS pursuant to which the Portfolio may pass-through to its shareholders on a pro rata basis foreign income and similar taxes paid by the Portfolio, which may be claimed, subject to certain limitations, either as a tax credit or deduction by the shareholders. However, none of the Portfolios expect to qualify for this election.

     Federal Income Tax Rates. As of the printing of this SAI, under recently enacted tax legislation, the maximum individual federal income tax rate applicable to (i) ordinary income generally is 35%; (ii) net capital gain realized prior to May 6, 2003 generally is 20%; and (iii) net capital gain realized on or after May 6, 2003 generally is 15%. The date on which a Portfolio sells or exchanges a security is the date used in determining whether any net capital gain from such sale or exchange distributed to an individual shareholder will qualify for the pre-May 6 or post-May 5 net capital gain federal income tax rate.

     Such recently enacted tax legislation also provides for a maximum individual federal income tax rate applicable to "qualified dividend income" of 15%. In general, "qualified dividend income" is income attributable to dividends received from certain domestic and foreign corporations on or after January 1, 2003, as long as certain holding period requirements are met. If 95% or more of a Portfolio's gross income constitutes qualified dividend income, all of its distributions will be treated as qualified dividend income in the hands of individual shareholders, as long as they meet certain holding period requirements set forth below for their Portfolio shares. If less than 95% of the Portfolio's income is attributable to qualified dividend income, then only the portion of the Portfolio's distributions that are attributable to and designated as such in a timely manner will be so treated in the hands of individual shareholders. A Portfolio will only be treated as realizing qualified dividend income to the extent it receives dividends attributable to investments in certain domestic and foreign corporations and certain holding period requirements are met, including by individual Portfolio shareholders to qualify for the reduced rate of taxation. Only dividends from direct investments will qualify. Payments received by the Portfolio derived from securities lending, repurchase and other derivative transactions ordinarily will not. The rules attributable to the qualification of Portfolio distributions as qualified dividend income are complex, including the holding period requirements. Individual Portfolio shareholders therefore are urged to consult their own tax advisors and financial planners.

     The maximum corporate federal income tax rate applicable to ordinary income and net capital gain is 35%. Marginal tax rates may be higher for some shareholders to reduce or eliminate the benefit of lower marginal income tax rates. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters. Federal income tax rates are set to increase in future years under various "sunset" provisions of laws enacted in 2001 and 2003.

     Backup Withholding. The Trust may be required to withhold, subject to certain exemptions, at a rate of 28% ("backup withholding") on all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to a Portfolio shareholder, unless the shareholder generally certifies that the taxpayer identification number ("TIN"), generally the shareholder's social security or employer identification number, provided is correct and that the shareholder is not subject to backup withholding, or the IRS notifies the Portfolio that the shareholder's TIN is incorrect or that the shareholder is subject to backup withholding. This tax is not an additional federal income tax imposed on the shareholder, and the shareholder may claim the tax withheld as a tax payment on his or her federal income tax return. An investor must provide a valid TIN upon opening or reopening an account. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. The rate of back-up withholding is set to increase in future years under "sunset" provisions of law enacted in 2001.

     Tax-Deferred Plans. The shares of the Portfolios are available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts, including IRAs, Simplified Employee Pension Plans ("SEP-IRAs"), Savings Incentive Match Plans for Employees ("SIMPLE Plans"), Roth IRAs, and Coverdell Education Savings Accounts. Prospective investors should contact their tax advisors and financial planners regarding the tax consequences to them of holding Portfolio shares through a tax-advantaged plan or account.

     Corporate Shareholders. Subject to limitation and other rules, a corporate shareholder of a Portfolio may be eligible for the dividends-received deduction on Portfolio distributions attributable to dividends received by the Portfolio from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such deduction. In general, a distribution by a Portfolio attributable to dividends of a domestic corporation will only be eligible for the deduction if: (i) the corporate shareholder holds the Portfolio shares upon which the distribution is made for at least 46 days during the 90 day period beginning 45 days prior to the date upon which the shareholder becomes entitled to the distribution; and (ii) the Portfolio holds the shares of the domestic corporation producing the dividend income in an unleveraged position for at least 46 days during the 90 day period beginning 45 days prior to the date upon which the Portfolio becomes entitled to such dividend income. A longer holding period applies to investments in preferred stock.

     Foreign Shareholders. Under the Code, distributions attributable to ordinary income, net short-term capital gain and certain other items realized by a Portfolio and paid to a nonresident alien individual, foreign trust (i.e., a trust other than a trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source) or foreign corporation ( "foreign shareholders") generally will be subject to a withholding tax at a flat rate of 30% or a lower treaty rate, if an income tax treaty applies. However, if a distribution paid by a Portfolio to a foreign shareholder is "effectively connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a permanent establishment) of the foreign shareholder, the withholding tax will not apply and the distribution will be subject to the reporting and withholding requirements generally applicable to U.S. persons. In general, foreign shareholders' capital gains realized on the disposition of Portfolio shares and capital gains distributions generally are not subject to federal income tax, withholding or otherwise, unless: (i) the gains or losses are effectively connected with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a permanent establishment) of the foreign shareholder, or (ii) in the case of an individual foreign shareholder, the shareholder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met. If the capital gains or losses are effectively connected with a U.S. trade or business or are attributable to a U.S. permanent establishment of the foreign shareholder pursuant to a income tax treaty, the reporting and withholding requirements applicable to U.S. persons generally applies. If the capital gains and losses are not effectively connected for this purpose, but the foreign shareholder exceeds the 183 day limitation, the gains will be subject to a withholding tax at a flat rate of 30% or the lower treaty rate, if an income tax treaty applies.

     If a foreign shareholder is a resident of a foreign country but is not a citizen or resident of the U.S. at the time of the shareholder's death, Portfolio shares will be deemed property situated in the U.S. and will be subject to federal estate taxes (at graduated rates of 18% to 55% of the total value, less allowable deductions and credits). In general, no federal gift tax will be imposed on gifts of Portfolio shares made by foreign shareholders.

     The availability of reduced U.S. taxes pursuant to the 1972 Convention or the applicable estate tax convention depends upon compliance with established procedures for claiming the benefits thereof, and may, under certain circumstances, depend upon the foreign shareholder making a satisfactory demonstration to U.S. tax authorities that the shareholder qualifies as a foreign person under federal income tax laws and the 1972 Convention.

     Special rules apply to foreign partnerships and those holding Portfolio shares through foreign partnerships.

                      PROXY VOTING POLICIES AND PROCEDURES

     Wells Fargo Funds Trust, Wells Fargo Master Trust and Wells Fargo Variable Trust (the "Trusts") and Wells Fargo Funds Management, LLC ("Funds Management") have adopted policies and procedures ("Procedures") that are used to vote proxies relating to portfolio securities held by the Funds of the Trusts. The Procedures are designed to ensure that proxies are voted in the best interests of Fund shareholders.

     The responsibility for voting proxies relating to the Funds' portfolio securities has been delegated to Funds Management. In accordance with the Procedures, Funds Management exercises its voting responsibility with the goal of maximizing value to shareholders consistent with governing laws and the investment policies of each Fund. While the Funds do not purchase securities to exercise control or to seek to effect corporate change through share ownership, they support sound corporate governance practices within companies in which they invest and reflect that support through their proxy voting process.

     Funds Management has established a Proxy Voting Committee (the "Proxy Committee") that is responsible for overseeing the proxy voting process and ensuring that the voting process is implemented in conformance with the Procedures. Funds Management has retained an independent, unaffiliated nationally recognized proxy voting company, as proxy voting agent. The Proxy Committee monitors the proxy voting agent and the voting process and, in certain situations, votes proxies or directs the proxy voting agent how to vote.

     The Procedures set out guidelines regarding how Funds Management and the proxy voting agent will vote proxies. Where the guidelines specify a particular vote on a particular matter, the proxy voting agent handles the proxy, generally without further involvement by the Proxy Committee. Where the guidelines specify a case-by-case determination, or where a particular issue is not addressed in the guidelines, the proxy voting agent forwards the proxy to the Proxy Committee for a vote determination by the Proxy Committee. In addition, even where the guidelines specify a particular vote, the Proxy Committee may exercise a discretionary vote if it determines that a case-by-case review of a particular matter is warranted. The Procedures set forth Funds Management's general position on various proposals, such as:

     - Routine Items - Funds Management will generally vote for the ratification of auditors, uncontested director or trustee nominees, changes in company name and other procedural matters related to annual meetings.

     - Corporate Governance - Funds Management will generally vote for charter and bylaw amendments proposed solely to conform with modern business practices or for purposes of simplification.

     - Anti-Takeover Matters - Funds Management generally will vote for proposals that require shareholder ratification of poison pills, and on a case-by-case basis on proposals to redeem a company's poison pill.

     - Mergers/Acquisitions and Corporate Restructurings - Funds' Management's Proxy Committee will examine these items on a case-by-case basis.

     - Shareholder Rights - Funds Management will generally vote against proposals that may restrict shareholder rights.

     In all cases where the Proxy Committee makes the decision regarding how a particular proxy should be voted, the Proxy Committee exercises its voting discretion in accordance with the voting philosophy of the Funds and in the best interests of Fund shareholders. In deciding how to vote, the Proxy Committee may rely on independent research, input and recommendations from third parties including independent proxy services, other independent sources, investment sub-advisers, company managements and shareholder groups as part of its decision-making process.

     In most cases, any potential conflicts of interest involving Funds Management or any affiliate regarding a proxy are avoided through the strict and objective application of the Funds' voting guidelines. However, when the Proxy Committee is aware of a material conflict of interest regarding a matter that would otherwise be considered on a case-by-case basis by the Proxy Committee, either the Proxy Committee will instruct the proxy voting agent to vote in accordance with the recommendation the proxy voting agent makes to its clients generally, or the Trust's Board will exercise its authority to vote on the matter. In addition, the Proxy Committee does not permit its votes to be influenced by any conflict of interest that exists for any other affiliated person of the Funds (such as a sub-adviser or principal underwriter) and the Proxy Committee votes all such matters without regard to the conflict. The Procedures may reflect voting positions that differ from practices followed by other companies or subsidiaries of Wells Fargo & Company.

     In order to not hinder possible economic benefits to the Funds and Fund shareholders, Funds Management will generally refrain from voting proxies on foreign securities that are subject to share blocking restrictions. In addition, securities on loan will typically not be recalled to facilitate voting. However, if the Proxy Committee determines that the importance of the matter to be voted upon outweighs any potential loss of benefits or revenue, the security will be recalled for voting.

     Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30 will be available annually, beginning no later than August 31, 2004, through the Funds' website at wellsfargofunds.com and on the Commission's website at http://www.sec.gov.

                                  CAPITAL STOCK

     The Portfolios are six of the funds in the Wells Fargo Funds Trust family of funds. The Trust was organized as a Delaware statutory trust on March 10, 1999.

     Most of the Trust's funds are authorized to issue multiple classes of shares, one class generally subject to a front-end sales charge and, in some cases, classes subject to a contingent-deferred sales charge, that are offered to retail investors. Certain of the Trust's funds also are authorized to issue other classes of shares, which are sold primarily to institutional investors. Each share in a fund represents an equal, proportionate interest in a fund with all other shares. Shareholders bear their pro rata portion of the Portfolio's operating expenses, except for certain class-specific expenses (e.g., any state securities registration fees, shareholder servicing fees or distribution fees that may be paid under Rule 12b-1) that are allocated to a particular class. Please contact Shareholder Services at 1-800-222-8222 if you would like additional information about other funds or classes of shares offered.

     All shares of a Portfolio have equal voting rights and will be voted in the aggregate, and not by series, except where voting by a series is required by law or where the matter involved only affects one series. For example, a change in a Portfolio's fundamental investment policy affects only one series and would be voted upon only by shareholders of the Portfolio involved. Additionally, approval of an advisory contract, since it affects only one Portfolio, is a matter to be determined separately by series. Approval by the shareholders of one series is effective as to that series whether or not sufficient votes are received from the shareholders of the other series to approve the proposal as to those series.

     As used in the Prospectus and in this SAI, the term "majority," when referring to approvals to be obtained from shareholders of the Portfolio, means the vote of the lesser of (i) 67% of the shares of the Portfolio represented at a meeting if the holders of more than 50% of the outstanding shares of the Portfolio are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Portfolio. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole, means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust's outstanding shares.

     Shareholders are not entitled to any preemptive rights. All shares are issued in uncertificated form only, and, when issued, will be fully paid and non-assessable by the Trust. The Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect Trustees under the 1940 Act.

     Each share of a Portfolio represents an equal proportional interest in the Portfolio with each other share and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Portfolio as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Portfolio are entitled to receive the assets attributable to that Portfolio that are available for distribution, and a distribution of any general assets not attributable to a particular Portfolio or investment portfolio that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

     Set forth below, as of September 10, 2003, is the name, address and share ownership of each person known by the Trust to have beneficial or record ownership of 5% or more of a Portfolio or 5% or more of the voting securities as a whole. The term "N/A" is used where a shareholder holds 5% or more of a class, but less than 5% of a Portfolio as a whole.

                     5% OWNERSHIP AS OF SEPTEMBER 10, 2003

           Portfolio            Name and Address        Type of       Percentage
                                                       Ownership       of Class
           ---------            ----------------       ---------       --------
Growth Portfolio                        N/A               N/A             N/A
Growth Balanced Portfolio               N/A               N/A             N/A
Growth and Income Portfolio             N/A               N/A             N/A

     For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a Portfolio, or is identified as the holder of record of more than 25% of a Portfolio and has voting and/or investment powers, it may be presumed to control such Portfolio.

                                      OTHER

     The Trust's Registration Statement, including the Prospectus and SAI for the Portfolios and the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C. Statements contained in the Prospectus or the SAI as to the contents of any contract or other document referred to herein or in the Prospectus are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                                     COUNSEL

     Morrison & Foerster LLP, 2000 Pennsylvania Avenue, N.W., Suite 5500, Washington, D.C. 20006, as counsel for the Trust, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares of beneficial interest being sold pursuant to the Portfolios' Prospectus.

                              INDEPENDENT AUDITORS

     KPMG LLP has been selected as the independent auditors for the Trust. KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. KPMG LLP's address is Three Embarcadero Center, San Francisco, California 94111.

                              FINANCIAL INFORMATION

     The portfolios of investments and audited financial statements for the Portfolios for the year ended May 31, 2003, are hereby incorporated by reference to the Portfolios' Annual Report.

                                    APPENDIX

     The following is a description of the ratings given by S&P and Moody's to corporate and municipal bonds and corporate and municipal commercial paper.

     Corporate Bonds

     S&P

     S&P rates the long-term debt obligations issued by various entities in categories ranging from "AAA" to "D," according to quality, as described below. The first four ratings denote investment-grade securities.

          AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

          AA - Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

          A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

          BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher-rated categories.

          BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments.

          B - Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

          CCC - Debt CCC is currently vulnerable and is dependent upon favorable business, financial, and economic conditions to meet timely interest and principal payments.

          Plus (+) or minus(-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

          CC - Debt rated CC is currently highly vulnerable to nonpayment. Debt rated CC is subordinate to senior debt rated CCC.

          C - Debt rated C is currently highly vulnerable to nonpayment. Debt rated C is subordinate to senior debt rated CCC-. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. Debt rated C also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

          D - Debt rated D is currently in default, where payment of interest and/or repayment of principal is in arrears.

     Moody's

     Moody's rates the long-term debt obligations issued by various entities in categories ranging from "Aaa" to "C," according to quality, as described below. The first four denote investment grade securities.

          Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk, and interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, such bonds comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

          A - Bonds rated A possess many favorable investment attributes and are to be considered upper to medium investment-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

          Baa - Bonds rated Baa are considered medium-grade (and still investment-grade) obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not as well safeguarded during both good times and bad times over the future. Uncertainty of position characterizes bonds in this class.

          B - Bonds rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

          Caa - Bonds rated Caa are of poor standing. Issues may be in default or there may be present elements of danger with respect to principal or interest.

          Ca - Bonds rated Ca are speculative in a high degree. Such bonds are often in default or have other marked shortcomings.

          C - Bonds rated C are the lowest rated class of bonds. Such bonds can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Moody's applies numerical modifiers (1, 2 and 3) to rating categories. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aal, A1 or Baal, respectively.

     Short-Term Issue Credit Ratings (including Commercial Paper)

     S&P:

          A-1 - Debt rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

          A-2 - Debt rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

          A-3 - Debt rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

          B - Debt rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties that could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

          C - Debt rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

          D - Debt rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     Moody's:

          Prime-1: Issuers rated Prime-1 have a superior ability for repayment of senior short-term debt obligations.

          Prime-2: Issuers rated Prime-2 have a strong ability to repay senior short-term debt obligations, but earnings trends, while sound, will be subject to more variation.

          Prime-3: Issuers rated Prime-3 have acceptable credit quality and an adequate capacity for timely payment of short-term deposit obligations.

          Not Prime: Issuers rated Not Prime have questionable to poor credit quality and an uncertain capacity for timely payment of short-term deposit obligations.

                             WELLS FARGO FUNDS TRUST

                         File Nos. 333-74295; 811-09253

                                     PART C
                                OTHER INFORMATION

Item 23. Exhibits.

Exhibit
Number                                    Description
--------                                  -----------
(a)            -   Amended and Restated Declaration of Trust, incorporated by reference to Post-Effective Amendment No. 54, filed December
                   27, 2002.

(b)            -   Not Applicable.

(c)            -   Not Applicable.

(d)(1)(i)      -   Investment Advisory Agreement with Wells Fargo Funds
                   Management, LLC, incorporated by reference to Post-Effective
                   Amendment No. 66, filed October 1, 2003.

      (ii)     -   Amended and Restated Fee and Expense Agreement between Wells
                   Fargo Funds Trust and Wells Fargo Funds Management, LLC, incorporated by reference to Post-Effective Amendment No. 32, filed February 8, 2002; Schedule A, incorporated by reference to Post-Effective Amendment No. 69, filed January 30, 2004.

   (2)(i)      -   Investment Sub-Advisory Agreement with Barclays Global Fund
                   Advisors, incorporated by reference to Post-Effective
                   Amendment No. 22, filed June 15, 2001; Appendix I, incorporated by reference to Post-Effective Amendment No. 49, filed November 1, 2002.

      (ii)     -   Investment Sub-Advisory Agreement with Galliard Capital
                   Management, Inc., incorporated by reference to Post-Effective
                   Amendment No. 20, filed May 1, 2001; Schedule A, incorporated by reference to Post-Effective Amendment No. 29, filed
                   November 1, 2001; Appendix A, incorporated by reference to
                   Post-Effective Amendment No. 66, filed October 1, 2003.

      (iii)    -   Investment Sub-Advisory Agreement with Peregrine Capital
                   Management, Inc., incorporated by reference to Post-Effective
                   Amendment No. 20, filed May 1, 2001; Schedule A, incorporated by reference to Post-Effective Amendment No. 32, filed
                   February 8, 2002; Appendix A, incorporated by reference to
                   Post-Effective Amendment No. 66, filed October 1, 2003.

      (iv)     -   Investment Sub-Advisory Agreement with Schroder Investment
                   Management North America Inc., incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001; Schedule
                   A, incorporated by reference to Post-Effective Amendment No.
                   58, filed June 9, 2003; Appendix A, incorporated by reference to Post-Effective Amendment No. 66, filed October 1, 2003.

      (v)      -   Investment Sub-Advisory Agreement with Smith Asset Management
                   Group, L.P, incorporated by reference to Post-Effective
                   Amendment No. 49, filed November 1, 2002; Schedule A, incorporated by reference to Post-Effective Amendment No. 69, filed January 30, 2004; Appendix A, incorporated by reference to Post-Effective Amendment No. 66, filed October 1, 2003.

      (vi)     -   Investment Sub-Advisory Agreement with Wells Capital
                   Management Incorporated, incorporated by reference to Post-Effective Amendment No. 22, filed June 15, 2001;
                   Appendix A, Schedule A, and Appendix A to Schedule A, incorporated by reference to Post-Effective Amendment No. 66, filed October 1, 2003.

      (vii)    -   Investment Sub-Advisory Agreement with Dresdner RCM Global
                   Investors, LLC, incorporated by reference to Post-Effective
                   Amendment No. 32, filed February 8, 2002; Schedule A, incorporated by reference to Post-Effective Amendment No. 58, filed June 9, 2003; Appendix A, incorporated by reference to Post-Effective Amendment No. 66, filed October 1, 2003.

      (viii)   -   Not Applicable.

      (ix)     -   Investment Sub-Advisory Agreement with Cadence Capital
                   Management, incorporated by reference to Post-Effective
                   Amendment No. 26, filed September 12, 2001; Appendix A, incorporated by reference to Post-Effective Amendment No. 66, filed October 1, 2003.

      (x)      -   Investment Sub-Advisory Agreement with Sutter Advisors LLC, incorporated by reference to Post-Effective Amendment No. 66, filed October 1, 2003.

      (xi)     -   Investment Sub-Advisory Agreement with Systematic Financial
                   Management, L.P., incorporated by reference to Post-Effective
                   Amendment No. 66, filed October 1, 2003.

      (xii)    -   Investment Sub-Advisory Agreement with LSV Asset Management, incorporated by reference to Post-Effective Amendment No. 69, filed January 30, 2004.

(e)            -   Amended and Restated Distribution Agreement along with Form of Selling Agreement, incorporated by reference to Post-Effective Amendment No. 49, filed November 1, 2002;
                   Appendix A, incorporated by reference to Post-Effective
                   Amendment No. 66, filed October 1, 2003.

(f)            -   Not Applicable.

(g)(1)         -   Not Applicable.

   (2)         -   Custody Agreement with Wells Fargo Bank, N.A. (formerly Wells
                   Fargo Bank Minnesota, N.A.), incorporated by reference to Post-Effective Amendment No. 16, filed October 30, 2000;
                   Appendix A, incorporated by reference to Post-Effective
                   Amendment No. 66, filed October 1, 2003.

      (i)      -   Delegation Agreement (17f-5) with Wells Fargo Bank, N.A.
                   (formerly Wells Fargo Bank Minnesota, N.A.), incorporated by reference to Post-Effective Amendment No. 16, filed October
                   30, 2000; Exhibit A, incorporated by reference to Post-Effective Amendment No. 66, filed October 1, 2003.

   (3)         -   Securities Lending Agreement by and among Wells Fargo Funds
                   Trust, Wells Fargo Funds Management, LLC and Wells Fargo
                   Bank, N.A. (formerly Wells Fargo Bank Minnesota, N.A.), incorporated by reference to Post-Effective Amendment No. 22, filed June 15, 2001; Exhibit A, incorporated by reference to Post-Effective Amendment No. 66, filed October 1, 2003.

   (4)         -   Not Applicable.

(h)(1)         -   Administration Agreement with Wells Fargo Funds Management,
                   LLC, incorporated by reference to Post-Effective Amendment
                   No. 65, filed August 15, 2003; Appendix A, incorporated by reference to Post-Effective Amendment No. 69, filed January
                   30, 2004.

   (2)         -   Accounting Services Agreement with PFPC Inc., incorporated by reference to Post-Effective Amendment No. 54, filed December
                   27, 2002; Exhibit A, incorporated by reference to Post-Effective Amendment No. 66, filed October 1, 2003.

   (3)         -   Transfer Agency and Service Agreement with Boston Financial
                   Data Services, Inc., incorporated by reference to Post-Effective Amendment No. 16, filed October 30, 2000;
                   Amendment to Transfer Agreement, incorporated by reference to Post-Effective Amendment No. 65, filed August 15, 2003;
                   Schedule A, incorporated by reference to Post-Effective
                   Amendment No. 66, filed October 1, 2003.

   (4)         -   Shareholder Servicing Plan, incorporated by reference to
                   Post-Effective Amendment No. 16, filed October 30, 2000;
                   Appendix A, incorporated by reference to Post-Effective
                   Amendment No. 66, filed October 1, 2003.

   (5)         -   Shareholder Servicing Agreement, incorporated by reference to
                   Post-Effective Amendment No. 8, filed December 17, 1999.

(i)            -   Legal Opinion, filed herewith.

(j)(A)         -   Not Applicable.

(j)(1)         -   Power of Attorney, Robert C. Brown, incorporated by reference to Post-Effective Amendment No. 72, filed June 30, 2004.

   (2)         -   Not Applicable.

   (3)         -   Not Applicable.

   (4)         -   Power of Attorney, Thomas S. Goho, incorporated by reference to Post-Effective Amendment No. 72, filed June 30, 2004.

   (5)         -   Power of Attorney, Peter G. Gordon, incorporated by reference to Post-Effective Amendment No. 72, filed June 30, 2004.

   (6)         -   Not Applicable.

   (7)         -   Power of Attorney, Richard M. Leach, incorporated by
                   reference to Post-Effective Amendment No. 72, filed June 30,
                   2004

   (8)         -   Power of Attorney, J. Tucker Morse, incorporated by reference to Post-Effective Amendment No. 72, filed June 30, 2004.

   (9)         -   Power of Attorney, Timothy J. Penny, incorporated by
                   reference to Post-Effective Amendment No. 72, filed June 30,
                   2004.

   (10)        -   Power of Attorney, Donald C. Willeke, incorporated by
                   reference to Post-Effective Amendment No. 72, filed June 30,
                   2004.

   (11)        -   Not Applicable.

   (12)        -   Power of Attorney, Karla M. Rabusch, incorporated by
                   reference to Post-Effective Amendment No. 72, filed June 30,
                   2004.

   (13)        -   Not Applicable.

   (14)        -   Power of Attorney, Stacie D. DeAngelo, incorporated by
                   reference to Post-Effective Amendment No. 72, filed June 30,
                   2004.

(k)            -   Not Applicable.

(l)            -   Not Applicable.

(m)            -   Rule 12b-1 Plan, incorporated by reference to Post-Effective
                   Amendment No. 23, filed July 1, 2001; Appendix A, incorporated by reference to Post-Effective Amendment No. 69, filed January 30, 2004 (see Exhibit (e) above for related
                   Distribution Agreement).

(n)            -   Rule 18f-3 Plan, incorporated by reference to Post-Effective
                   Amendment No. 58, filed June 9, 2003; Appendix A, incorporated by reference to Post-Effective Amendment No. 69, filed January 30, 2004.

(o)            -   Not Applicable.

(p)(1)         -   Joint Code of Ethics for Funds Trust, Master Trust and
                   Variable Trust, incorporated by reference to Post-Effective
                   Amendment No. 20, filed May 1, 2001.

   (2)         -   Wells Fargo Funds Management, LLC Code of Ethics,
                   incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001.

   (3)         -   Barclays Global Investors, N.A. Code of Ethics, incorporated by reference to Post-Effective Amendment No. 20, filed May 1,
                   2001.

   (4)         -   Dresdner RCM Global Investors, LLC Code of Ethics,
                   incorporated by reference to Post-Effective Amendment No. 15, filed October 2, 2000.

   (5)         -   Galliard Capital Management, Inc. Code of Ethics,
                   incorporated by reference to Post-Effective Amendment No. 15, filed October 2, 2000.

   (6)         -   Peregrine Capital Management, Inc. Code of Ethics,
                   incorporated by reference to Post-Effective Amendment No. 15, filed October 2, 2000.

   (7)         -   Schroder Investment Management North America Inc. Code of
                   Ethics, incorporated by reference to Post-Effective Amendment
                   No. 15, filed October 2, 2000.

   (8)         -   Smith Asset Management Group, L.P. Code of Ethics,
                   incorporated by reference to Post-Effective Amendment No. 15, filed October 2, 2000.

   (9)         -   Wells Capital Management Incorporated Code of Ethics,
                   incorporated by reference to Post-Effective Amendment No. 58, filed June 9, 2003.

   (10)        -   Cadence Capital Management Code of Ethics, incorporated by reference to Post-Effective Amendment No. 67, filed October
                   31, 2003.

   (11)        -   Not Applicable.

   (12)        -   Sutter Advisors LLC Code of Ethics, incorporated by reference to Post-Effective Amendment No. 54, filed December 27, 2002.

   (13)        -   Systematic Financial Management, L.P. Code of Ethics,
                   incorporated by reference to Post-Effective Amendment No. 66, filed October 1, 2003.

   (14)        -   LSV Asset Management Code of Ethics and Personal Trading
                   Policy, incorporated by reference to Post-Effective Amendment
                   No. 67, filed October 31, 2003.

Item 24. Persons Controlled by or Under Common Control with the Fund.

          Registrant believes that no person is controlled by or under common control with Registrant.

Item 25. Indemnification.

          Article V of the Registrant's Declaration of Trust limits the liability and, in certain instances, provides for mandatory indemnification of the Registrant's Trustees, officers, employees, agents and holders of beneficial interests in the Trust. In addition, the Trustees are empowered under Section
3.9 of the Registrant's Declaration of Trust to obtain such insurance policies as they deem necessary.

Item 26. Business and Other Connections of Investment Adviser.

          (a) Effective March 1, 2001, Wells Fargo Funds Management, LLC ("Funds Management") assumed investment advisory responsibilities for each of the Funds. For providing these services, Funds Management is entitled to receive fees at the same annual rates as were applicable under the advisory contract with Wells Fargo Bank, N.A. ("Wells Fargo Bank"). Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank in early 2001.

          To the knowledge of Registrant, none of the directors or officers of Funds Management is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that they also hold various positions with and engage in business for Wells Fargo Bank.

          (b) Barclays Global Fund Advisors ("BGFA"), a wholly owned subsidiary of Barclays Global Investors, N.A. ("BGI"), serves as a sub-adviser to various Funds of Wells Fargo Funds Trust (the "Trust") and as adviser or sub-adviser to certain other open-end management investment companies. The descriptions of BGFA in Parts A and B of the Registration Statement are incorporated by reference herein. The directors and officers of BGFA also serve as directors or officers of BGI. To the knowledge of the Registrant, none of the directors or officers of BGFA is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

          (c) Wells Capital Management Incorporated ("Wells Capital Management"), an affiliate of Funds Management, serves as sub-adviser to various Funds of the Trust. The descriptions of Wells Capital Management in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Wells Capital Management is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

          (d) Peregrine Capital Management, Inc. ("Peregrine"), an indirect, wholly owned subsidiary of Wells Fargo & Company, serves as sub-adviser to various Funds of the Trust. The descriptions of Peregrine in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Peregrine is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

          (e) Schroder Investment Management North America Inc. ("Schroder"), serves as sub-adviser to the Small Cap Opportunities Fund of the Trust. The descriptions of Schroder in Parts A and B of the Registration Statement are incorporated by reference herein. Schroder Capital Management International Limited ("Schroder Ltd.") is a United Kingdom affiliate of Schroder which provides investment management services to international clients located principally in the United States. Schroder Ltd. and Schroder p.l.c. are located at 31 Gresham St., London ECZV 7QA, United Kingdom. To the knowledge of the Registrant, none of the directors or officers of Schroder is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

          (f) Galliard Capital Management, Inc. ("Galliard"), an indirect, wholly owned subsidiary of Wells Fargo & Company serves as sub-adviser to various Funds of the Trust. The descriptions of Galliard in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Galliard is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

          (g) Smith Asset Management Group, L.P. ("Smith"), in which Wells Fargo Bank maintains an indirect, minority-ownership interest, serves as sub-adviser to various Funds of the Trust. The descriptions of Smith in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of this sub-adviser is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

          (h) Dresdner RCM Global Investors LLC ("Dresdner"), an indirect, wholly owned subsidiary of Dresdner Bank AG, serves as sub-adviser for the Specialized Technology Fund and Specialized Health Sciences Fund of the Trust. The descriptions of Dresdner in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Dresdner is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

          (i) Cadence Capital Management ("Cadence") serves as sub-adviser for the Large Cap Appreciation Portfolio of Wells Fargo Master Trust ("Master Trust") in which several Funds of the Trust invest. The descriptions of Cadence in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Cadence is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

          (j) Sutter Advisors LLC ("Sutter") serves as the sub-adviser to the High Yield Bond Fund of the Trust. The descriptions of Sutter in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Sutter is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

          (k) Systematic Financial Management, L.P. ("Systematic") serves as sub-adviser to the Large Cap Value Portfolio of Master Trust in which several Funds of the Trust invest. The descriptions of Systematic in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Systematic is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

          (l) LSV Asset Management ("LSV") serves as sub-adviser to Overseas Portfolio of Master Trust in which several Funds of the Trust invest. The descriptions of LSV in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of LSV is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

          (m) Cooke & Bieler, L.P. ("Cooke & Bieler") is expected to serve as the sub-adviser to the Wells Fargo C&B Large Cap Value Fund, Wells Fargo C&B Mid Cap Value Fund and Wells Fargo C&B Tax-Managed Value Fund. The descriptions of Cooke & Bieler in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Cooke & Bieler is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

Item 27. Principal Underwriters.

          (a) Stephens Inc. ("Stephens"), distributor for the Registrant, also acts as principal underwriter for Wells Fargo Variable Trust and Wells Fargo Funds Trust, and is the exclusive placement agent for Wells Fargo Master Trust, all of which are registered open-end management investment companies. Stephens Capital Management, an operating division of Stephens, acts as an investment adviser for certain funds of The Diversified Investors Fund Group, also an open-end management investment company.

          (b) Information with respect to each director and officer of the principal underwriter is incorporated by reference to Form ADV and Schedules A and D thereto, filed by Stephens with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (File No. 501-15510).

          (c) Not Applicable.

Item 28. Location of Accounts and Records.

          (a) The Registrant maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, "Records") at the offices of Wells Fargo Funds Management, LLC, 525 Market Street, 12th Floor, San Francisco, California 94105.

          (b) Wells Fargo Funds Management, LLC maintains all Records relating to its services as investment adviser and administrator at 525 Market Street, 12th Floor, San Francisco, California 94105.

          (c) Boston Financial Data Services, Inc. maintains all Records relating to its services as transfer agent at Two Heritage Drive, Quincy, Massachusetts 02171.

          (d) Barclays Global Fund Advisors and Barclays Global Investors, N.A. maintain all Records relating to their services as sub-adviser (and through April 12, 2002, as custodian for the Asset Allocation and Index Allocation Funds) at 45 Fremont Street, San Francisco, California 94105.

          (e) Stephens Inc. maintains all Records relating to its services as distributor at 111 Center Street, Little Rock, Arkansas 72201.

          (f) Wells Fargo Bank, N.A. (formerly Wells Fargo Bank Minnesota, N.A.) maintains all Records relating to its services as custodian at 6th & Marquette, Minneapolis, Minnesota 55479-0040.

          (g) Wells Capital Management Incorporated maintains all Records relating to its services as investment sub-adviser at 525 Market Street, 10th Floor, San Francisco, California 94105.

          (h) Peregrine Capital Management, Inc. maintains all Records relating to its services as investment sub-adviser at 800 LaSalle Avenue, Suite 1850, Minneapolis, Minnesota 55402.

          (i) Galliard Capital Management, Inc. maintains all Records relating to its services as investment sub-adviser at 800 LaSalle Avenue, Suite 2060, Minneapolis, Minnesota 55402.

          (j) Smith Asset Management Group, L.P. maintains all Records relating to its services as investment sub-adviser at 200 Crescent Court, Suite 850, Dallas, Texas 75201.

          (k) Schroder Investment Management North America Inc. maintains all Records relating to its services as investment sub-adviser at 875 Third Avenue, 22nd Floor, New York, New York 10022.

          (l) Dresdner RCM Global Investors, LLC maintains all Records relating to its services as investment sub-adviser at Four Embarcadero Center, San Francisco, California 94111.

          (m) Cadence Capital Management maintains all Records relating to its services as investment sub-adviser at 265 Franklin Street, Boston, Massachusetts 02110.

          (n) Sutter Advisors LLC maintains all Records relating to its services as investment sub-adviser at 550 California Street, San Francisco, California 94104.

          (o) Systematic Financial Management, L.P. maintains all Records relating to its services as investment sub-adviser at 300 Frank W. Burr Boulevard, Glenpointe East, 7th Floor, Teaneck, New Jersey 07666.

          (p) LSV Asset Management maintains all Records relating to its services as investment sub-adviser at One North Wacker Drive, Suite 4000, Chicago, Illinois 60606.

          (q) Cooke & Bieler, L.P. will maintain all Records relating to its services as investment sub-adviser at 1700 Market Street, Philadelphia, Pennsylvania 19103.

Item 29. Management Services.

          Other than as set forth under the caption "Organization and Management of the Funds" in the Prospectus constituting Part A of this Registration Statement and "Management" in the Statement of Additional Information constituting Part B of this Registration Statement, the Registrant is not a party to any management-related service contract.

Item 30. Undertakings. Not Applicable.

                                   SIGNATURES
                                   ----------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to the Registration Statement on Form N-1A, pursuant to Rule 485(a) under the Securities Act of 1933, has been signed on behalf of the Trust by the undersigned, thereto duly authorized in the City of San Francisco, State of California on the 16th day of July, 2004.

                                                 WELLS FARGO FUNDS TRUST

                                                 By:  /s/ Carol Lorts
                                                     --------------------------
                                                      Carol Lorts
                                                      Assistant Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 73 to its Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:

Signature                      Title                                   Date
---------                      -----                                   ----

          *                    Trustee
-------------------------
Robert C. Brown

          *                    Trustee
-------------------------
Thomas S. Goho

          *                    Trustee
-------------------------
Peter G. Gordon

          *                    Trustee
-------------------------
Richard M. Leach

          *                    Trustee
-------------------------
J. Tucker Morse

          *                    Trustee
-------------------------
Timothy J. Penny

          *                    Trustee
-------------------------
Donald C. Willeke

          *                    President
-------------------------      (Principal Executive Officer)
Karla M. Rabusch

          *                    Treasurer
-------------------------      (Principal Financial Officer)
Stacie D. DeAngelo


                                                                      07/16/2004

By:  /s/ Carol Lorts
    ---------------------
     Carol Lorts
     July 16, 2004

                             WELLS FARGO FUNDS TRUST
                         FILE NOS. 333-74295; 811-09253

                                  EXHIBIT INDEX

Exhibit Number               Description
--------------               -----------

EX-99.B(i)     Legal Opinion